                          BARR ROSENBERG SERIES Trust
              ----------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES
                              MARKET NEUTRAL FUND
                            DOUBLE ALPHA MARKET FUND
                       SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

                                                                November 1, 1999
Dear Fellow Shareholder:

     There was plenty of bad news for investors in the third quarter of 1999 as equity prices experienced a 10% correction from their earlier highs. By September 30, the major stock markets had taken back almost all of their earlier gains, and fully two-thirds of all domestic equities generated negative returns for the first nine months of 1999. In fact, if it were not for the strength of technology stocks, the U.S. equity market, as measured by the S&P 500(1), would have posted a negative return for the first three quarters of 1999.

     The U.S. equity market decline in the third quarter cut across the capitalization spectrum. As a result of the broad market weakness, the strong relative gains made by small capitalization stocks in the quarter ended June 30, 1999, proved to be short lived. In addition, the rally among value stocks relative to growth stocks that began in April faded as the third quarter progressed. By the end of the third quarter, the leadership of the small capitalization market was, as it has been for most of the past year, back in the hands of the most actively traded growth stocks.

     In contrast to an essentially flat U.S. equity market, as measured by the S&P 500 Index, international markets posted gains for the six months ended September 30, 1999. Both large and small capitalization stocks posted positive returns with small capitalization stocks out performing large capitalization stocks. The Japanese equity market rebounded dramatically during this period posting double digit gains in both the large and small capitalization sectors.

     AXA Rosenberg Investment Management, the Funds' investment manager, uses quantitative, proprietary computer investment models for stock selection and portfolio construction. These models tend to produce a "value" style of management by favoring securities believed to be selling below a price that would accurately value the underlying company. The models are based on several assumptions including (1) the capital market is efficient and (2) investors are rational. In market environments where "high trading activity growth stocks"(2) are the leaders, AXA Rosenberg has observed that these are also market environments where investors focus more on the compelling stories surrounding these stocks than on their fundamental financial characteristics. Investors' overly optimistic expectations for these companies create an irrational disconnect between prices and the underlying fundamentals and earnings prospects for these companies.

     Fund performance for the six months ended September 30, 1999, was mixed. The U.S. Small Capitalization Fund, the International Small Capitalization Fund and the Japan Fund outperformed their benchmarks for the period(3). The persis-

---------------

1The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

2Highest price multiples and highest trailing 12-month share turnover.

3Past performance is no guarantee of future results.

tence of the high trading activity growth stocks as market leaders continued to negatively impact the performance of our market neutral type funds. Please see the Financial Highlights for performance information.

     Three years ago, we launched the International Small Capitalization Fund. As of September 30, 1999, the Fund (Institutional Shares) received 3 stars for the three-year period by Morningstar. It was rated among 1,025 international equity funds(4). We believe that the International Small Capitalization Fund offers a means of diversification to investors whose portfolios are concentrated in U.S. equities and want exposure to the growth potential of the mature international markets.

     We are continually searching for new ways to provide you with timely information, and we believe the internet is the ideal tool. Daily Net Asset Values, performance information and quarterly performance commentaries are available on our web site www.brmf.com. Additionally, if you have any ideas on how to make our reports more useful to you, please e-mail me directly at dsaalfeld@axarosenberg.com

     Thank you for your trust and confidence,

                                              /s/ Richard L. Saalfeld
                                              Richard L. Saalfeld
                                              President and CEO
                                              Barr Rosenberg Mutual Funds

---------------

4Morningstar proprietary ratings reflect risk adjusted performance through September 30, 1999. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-year returns in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 3 stars for the three-year period. It was rated among 1,025 international equity funds. Ten percent of the funds in a rating category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star. Returns used to calculate the Morningstar rating may reflect a waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     Thanks to a strong second quarter rally, the U.S. small capitalization sector led the rest of the equity markets during the six months ended September 30, 1999. During the second quarter, the Russell 2000 Index(1) rose 15.55% compared with an increase of 7.05% for the S&P 500 Index(2). The second quarter marked just the second quarter in the past three years in which small capitalization stocks outperformed large capitalization stocks. The small cap rally proved relatively short lived as small and large capitalization stocks fell by similar amounts during the third quarter market decline. Over the last six months, the Russell 2000 Index has risen 8.25% while the S&P 500 Index has increased just 0.37%.

     Small capitalization value stocks also staged a modest rally during the second quarter after lagging growth stocks substantially during the prior two quarters. In the second quarter, the Russell 2000 Value Index(3) rose 16.55% compared with an increase of 14.55% for the Russell 2000 Growth Index(4). While the 2% value over growth seems small, it marked a sizable shift from the prior two quarters when small cap value underperformed growth by 23%. However, the value stock rally fizzled during the third quarter. For the six months ended September 30, 1999, the Russell 2000 Value Index rose 7.43% compared with a 9.07% increase in the Russell 2000 Growth Index.

PORTFOLIO REPORT

     The Fund outperformed the Russell 2000 Index during the six months ended September 30, 1999, despite the continuation of a market environment that, for most of the past year, has been generally unfavorable to the Manager's stock selection models. Because the Manager's stock selection models tend to favor securities believed to be selling below a price that would accurately value the underlying company, the Fund's performance generally suffers in environments like the current one, in which the domination of growth stocks becomes extreme. For the six months ended September 30, 1999, the Fund outperformed the Russell 2000 Index almost entirely as a result of stock selection rather than risk factors or industry exposures. The Fund's value exposures (higher book-to-price and lower earnings growth) relative to the Russell 2000 Index detracted from performance while the Fund's slightly smaller average capitalization improved relative performance.

     Overall, the differences between the industry weightings of the Fund and the Russell 2000 Index slightly helped the performance of the Fund relative to the Russell 2000 Index during the last six months. Overexposure to the weak Retail/ Wholesale industry (3.3% above the Russell 2000 weight) hurt the Fund's relative performance. On the positive side, the Fund's 3.4% overexposure to the extremely strong performing Electronics industry helped the Fund's relative performance.

---------------

1The Russell 2000 is an unmanaged index of approximately 2000 small capitalization companies with market capitalization up to $3.4 billion. Investors cannot invest directly in any Index.

2The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

3The Russell 2000 Value Index measures the performance of the Russell 2000 Index companies with lower price-to-book ratios and lower forecasted earnings growth values.

4The Russell 2000 Growth Index measures the performance of the Russell 2000
 Index companies with higher price-to-book ratios and higher forecasted earnings growth values.

     It is important to note that the differences in risk factors and industry exposures between the Fund and its benchmark, the Russell 2000 Index, are modest. In addition, these exposures are the result of the Manager's bottom-up stock selection models and not based on predictions of the returns for risk factors or industries. Over time, the return contribution from these exposures is expected to be small relative to the independent contribution from stock selection.

     Small capitalization funds typically carry additional risks since smaller companies have experienced a greater degree of volatility than average.

     Past performance does not guarantee future results.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS -- 98.2%
          AIRCRAFT -- 0.1%
 15,300   Curtiss-Wright Corp............  $    493,425
                                           ------------
          AIRLINES -- 1.2%
 92,800   Alaska Air Group, Inc.*........     3,775,800
 95,000   America West Holdings Corp.,
            Class B*.....................     1,644,688
                                           ------------
                                              5,420,488
                                           ------------
          AUTOS -- 2.7%
 14,200   Amcast Industrial
            Corporation..................       189,038
  6,800   American Axle & Manufacturing
            Holdings, Inc.*..............        96,900
117,600   Arvin Industries, Inc..........     3,638,249
  3,200   Borg-Warner Automotive, Inc....       137,600
    800   CLARCOR Inc....................        13,450
 56,300   Dura Automotive Systems,
            Inc.*........................     1,354,719
 66,200   Monaco Coach Corp.*............     1,613,625
105,500   Standard Products Co...........     3,732,062
 58,600   Wabash National Corp...........     1,190,313
                                           ------------
                                             11,965,956
                                           ------------
          BANKING -- 8.1%
    100   ABC Bancorp....................         1,288
 11,000   Abigail Adams National
            Bancorp......................       140,250
  4,200   Acadiana Bancshares, Inc.......        78,225
 26,600   Ambanc Holding Company, Inc....       420,613
 14,490   American Business Financial
            Services, Inc.*..............       173,880
  8,200   Bancwest Corporation...........       333,125
 14,300   BNCCORP, Inc.*.................       109,038
 59,600   BOK Financial Corporation*.....     1,162,199
 10,960   BSB Bancorp, Inc...............       263,040
 10,900   BWC Financial Corp.*...........       239,119
 11,800   BYL Bancorp....................       131,275
     15   California Independent
            Bancorp......................           278
 10,100   Cameron Financial Corp.........       130,038
  7,300   Carver Bancorp, Inc.*..........        65,700
  4,200   CB Bancshares, Inc.............       120,750
 13,800   Central Bancorp, Inc...........       238,050
 15,600   Central Financial Acceptance
            Corp.*.......................       101,400
 74,600   Citizens Banking Corp.,
            Michigan.....................     1,948,924
  2,600   Columbia Bancorp...............        33,313
 30,300   Commercial Bank of New York....       356,025
 18,500   Community Bank System, Inc.....       506,438
 13,200   Community Financial Corp.......       117,150
  2,900   Community Financial Group,
            Inc..........................        42,594
 47,900   CORUS Bankshares, Inc..........     1,227,437
  4,500   Crusader Holding Corp.*........        46,125
  1,500   Dime Community Bancshares......        31,125
  3,900   Elmira Savings Bank, FSB.......        87,750

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
 14,400   FFLC Bancorp, Inc..............  $    254,700
  6,300   FFW Corp.......................        81,900
  7,400   Fidelity Bancorp, Inc..........       123,950
  8,000   First Bancshares, Inc..........        88,000
  7,500   First Banks America, Inc.*.....       128,906
 50,600   First Charter Corp.............       885,500
 56,400   First Citizens BancShares,
            Inc.,
            Class A......................     4,328,699
  3,858   First Colonial Group, Inc......        71,373
  3,600   First Commerce Bancshares,
            Inc..........................        75,150
  7,800   First Keystone Financial,
            Inc..........................        97,988
 12,900   First Midwest Financial
            Corp.........................       164,475
  1,300   First Regional Bancorp*........        10,075
  5,600   First State Bancorporation.....       114,800
  8,700   Flagstar Bancorp, Inc..........       133,763
 17,900   Franklin Bank NA...............       129,775
 15,700   FSF Financial Corp.............       184,475
  1,800   Harbor Federal Bancorp, Inc....        25,650
  3,300   Harrodsburg First Financial
            Bancorp, Inc.................        43,725
 22,900   Hawthorne Financial Corp.*.....       306,288
 21,900   HMN Financial, Inc.............       268,275
  7,300   Imperial Bancorp*..............       155,125
  6,800   Independence Federal Savings
            Bank.........................        88,400
 17,360   Independent Bank Corp.,
            Michigan.....................       265,825
  1,875   Independent Bankshares, Inc....        20,156
 10,800   Iroquois Bancorp, Inc..........       186,300
 29,600   ITLA Capital Corporation*......       436,600
 54,300   JSB Financial, Inc.............     3,108,674
  3,900   Kankakee Bancorp, Inc..........        99,450
    800   Litchfield Financial Corp......        19,250
    725   M&T Bank Corporation...........       332,775
  8,533   MASSBANK Corp..................       304,521
  2,600   MBLA Financial Corp............        59,800
  5,000   Metropolitan Financial
            Corp.*.......................        36,875
     16   Mid-America Bancorp............           386
  5,200   Monterey Bay Bancorp, Inc......        54,600
 48,800   New Century Financial Corp.*...       860,100
  1,000   New Hampshire Thrift
            Bancshares, Inc..............        12,125
    500   North Central Bancshares,
            Inc..........................         8,313
 10,037   North County Bancorp*..........       199,485
  4,400   North Valley Bancorp...........        47,300
  6,609   Northrim Bank..................        63,199
    100   OceanFirst Financial Corp......         1,638
 25,500   PennFed Financial Services,
            Inc..........................       382,500
    400   Permanent Bancorp, Inc.........         3,750
      9   Premier National Bancorp,
            Inc..........................           156
  8,500   Professional Bancorp, Inc......        97,750

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
 19,140   PVF Capital Corp...............  $    282,315
 33,200   Quaker City Bancorp, Inc.*.....       572,700
 13,300   Redwood Empire Bancorp.........       247,713
  1,100   Republic Bancshares, Inc.*.....        15,950
 15,962   Seacoast Financial Services
            Corp.........................       159,620
  7,200   Southern Missouri Bancorp,
            Inc..........................        92,700
  2,900   Southwest Bancorp, Inc.........        63,075
 42,600   Sterling Financial
            Corporation*.................       569,775
 26,000   Student Loan Corp..............     1,064,374
  1,700   Summit Bank Corp...............        24,650
 12,500   T & W Financial Corp.*.........        59,375
  3,900   Teche Holding Co...............        58,988
 16,400   TF Financial Corp..............       237,800
 49,200   TFC Enterprises, Inc.*.........       135,300
  2,000   The Trust Company of New
            Jersey.......................        46,000
 81,200   UMB Financial Corp.............     3,390,099
208,600   UST Corp.......................     6,414,449
 16,200   Wainwright Bank & Trust Co.....       119,475
  7,300   Wells Financial Corp...........       113,150
  6,700   Western Ohio Financial Corp....       117,250
                                           ------------
                                             36,252,427
                                           ------------
          BUILDING -- 1.7%
 44,900   AMREP Corp.*...................       258,175
 31,810   Baker (Michael) Corp.*.........       176,943
  2,600   Beazer Homes USA, Inc.*........        48,263
  2,500   C.H. Heist Corp.*..............        16,406
  9,525   Dominion Homes, Inc.*..........        56,555
 14,700   Engle Homes, Inc...............       151,594
  2,700   Hovnanian Enterprises, Inc.,
            Class A*.....................        20,925
  1,500   Instituform East, Inc.*........         2,578
 98,500   Integrated Electrical Services,
            Inc.*........................     1,557,530
 19,500   Jacobs Engineering Group
            Inc.*........................       633,750
 17,000   Liberty Homes, Inc., Class A...       108,375
 45,200   M.D.C. Holdings, Inc...........       731,675
  6,600   M/I Schottenstein Homes,
            Inc..........................       108,900
  1,000   Matrix Service Co.*............         4,000
 20,500   Meadow Valley Corp.* (a).......        89,688
 13,298   MYR Group Inc..................       299,205
 10,000   Perini Corp.*..................        35,000
 62,300   Ryland Group, Inc..............     1,417,324
 51,300   Skyline Corp...................     1,317,769
 31,000   The Rottlund Co., Inc.*........        83,313
  3,700   Toll Brothers, Inc.*...........        70,531
  6,600   U.S. Home Corp.*...............       183,563
 34,400   Washington Homes, Inc.*........       180,600
                                           ------------
                                              7,552,662
                                           ------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          CHEMICALS -- 3.0%
 15,300   American Vanguard Corp.........  $     76,500
 59,900   Bairnco Corp...................       419,300
  1,000   Bandag, Inc....................        32,000
    100   ChemFirst Inc..................         2,731
101,200   Dexter Corp....................     3,776,025
193,700   Ferro Corp.....................     4,128,231
 40,500   Fuller (H. B.) Co..............     2,465,438
 75,100   International Specialty
            Products
            Inc.*........................       746,306
 23,900   LESCO, Inc.....................       319,663
  6,700   Schulman (A.), Inc.............       115,994
 27,400   The Scotts Company*............       948,725
 43,700   USEC Inc.......................       447,925
                                           ------------
                                             13,478,838
                                           ------------
          CONSTRUCTION MATERIAL -- 1.0%
 23,800   Ameron International Corp......     1,117,113
 14,200   Continental Materials Corp.*...       326,600
 11,200   Devcon International Corp.*....        33,250
  5,300   Donnelly Corp..................        74,531
 80,900   Florida Rock Industries,
            Inc..........................     2,811,275
    100   United States Lime & Minerals,
            Inc..........................           600
                                           ------------
                                              4,363,369
                                           ------------
          DEFENSE -- 0.0%
 18,900   SPACEHAB, Inc.*................        92,138
  2,400   Todd Shipyards Corp.*..........        17,250
                                           ------------
                                                109,388
                                           ------------
          DRUGS -- 3.4%
  4,500   Abgenix, Inc.*.................       176,344
  2,600   Alpharma Inc., Class A.........        91,813
 33,500   Aquila Biopharmaceuticals,
            Inc.*........................        60,719
 14,100   Ariad Pharmaceuticals, Inc.*
            (a)..........................        10,134
 15,400   Biosite Diagnostics Inc.*......       140,044
142,000   Cambrex Corp...................     3,754,124
 61,300   ChiRex Inc.*...................     1,582,306
 61,500   Diagnostic Products Corp.......     1,648,969
 27,400   Dura Pharmaceuticals, Inc.*....       381,888
  2,700   E-Z-EM, Inc.*..................        12,488
  5,500   Hi-Tech Pharmacal Co., Inc.*...        25,781
 37,300   Medicis Pharmaceutical Corp.,
            Class A*.....................     1,063,050
 25,192   New Brunswick Scientific Co.,
            Inc.*........................       152,727
  4,500   Nutraceutical International
            Corp.*.......................        17,438
 20,500   PDK Labs Inc.*.................        90,969
214,200   Perrigo Company*...............     1,686,824
  7,100   Quidel Corp.*..................        31,063
144,500   Roberts Pharmaceutical
            Corp.*.......................     4,371,124

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DRUGS (CONTINUED)
 18,400   Synbiotics Corp.*..............  $     47,150
 10,300   Weider Nutrition International,
            Inc..........................        32,831
                                           ------------
                                             15,377,786
                                           ------------
          DURABLES -- 0.2%
  7,400   Huffy Corp.....................        73,075
 40,100   Royal Appliance Manufacturing
            Co.*.........................       200,500
  7,350   Thor Industries, Inc...........       187,425
 24,200   Winnebago Industries, Inc......       579,288
                                           ------------
                                              1,040,288
                                           ------------
          ELECTRIC UTILITIES -- 2.4%
 29,200   Bangor Hydro-Electric Co.......       481,800
  2,300   Central Hudson Gas & Electric
            Corp.........................        90,563
 58,300   Central Vermont Public Service
            Corp.........................       768,831
153,000   CMP Group Inc..................     4,035,375
    500   Maine Public Service Co........         9,250
101,900   Public Service Co. of New
            Mexico.......................     1,859,675
 46,700   RGS Energy Group Inc...........     1,144,150
 54,700   TNP Enterprises, Inc...........     2,129,881
 13,800   Westmoreland Coal Co.*.........        48,300
                                           ------------
                                             10,567,825
                                           ------------
          ELECTRONICS -- 12.4%
  9,900   Acuson Corp.*..................       126,225
  2,700   Advanced Neuromodulation
            Systems, Inc.*...............        22,275
  5,100   American Technical Ceramics
            Corporation*.................        39,525
  4,000   ANADIGICS, Inc.*...............       112,500
 37,600   Arrow International, Inc.......       961,150
    300   ArthroCare Corp.*..............        16,388
 62,000   Benchmark Electronics, Inc.*...     2,189,375
 21,325   Bogen Communications
            International, Inc.* (a).....       118,620
 21,200   Candela Corp.*.................       225,250
 10,400   Circuit Systems, Inc.*.........        23,400
  4,700   Cobra Electronics Corp.*.......        14,981
 15,700   Cree Research, Inc.*...........       532,819
145,400   CTS Corp.......................     8,360,499
 91,300   Datascope Corp.*...............     3,206,912
 16,400   Datron Systems Inc.,
            California*..................        89,175
 19,900   Dental/Medical Diagnostic
            Systems, Inc.*...............        78,667
 15,600   Detection Systems, Inc.*.......       157,950
 12,400   DII Group, Inc.*...............       436,325
  6,500   Diodes Inc.*...................        37,375
  1,000   Dionex Corp.*..................        42,750
  2,900   EndoSonics Corp.*..............        24,650

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
 98,850   Fossil, Inc.*..................  $  2,675,128
 82,400   General Semiconductor, Inc.*...       849,750
114,300   Haemonetics Corp.*.............     2,250,281
 29,500   Harmonic Inc.*.................     3,858,968
 19,300   Inter-Tel, Inc.................       342,575
208,200   International Rectifier
            Corp.*.......................     3,175,049
  3,200   K-Tron International, Inc.*....        47,600
 35,100   Keithley Instruments, Inc......       497,981
 14,600   Kewaunee Scientific Corp.......       147,825
 11,600   Lakeland Industries, Inc.*.....        44,950
    600   Meade Instruments Corp.*.......        14,438
  1,000   Medical Action Industries
            Inc.*........................         2,750
  7,800   Medstone International,
            Inc.*........................        50,700
 19,400   Mentor Corp....................       552,900
  7,300   Merrimac Industries, Inc.*.....        38,325
 22,900   Mine Safety Appliances Co......     1,442,700
 15,600   Moore Products Co..............       352,950
 31,800   Orbital Sciences Corp.*........       556,500
 11,500   Perclose, Inc.*................       535,469
 57,400   Pittway Corp., Class A.........     1,808,100
 75,300   PMC-Sierra, Inc.*..............     6,965,249
 68,100   Polycom, Inc.*.................     3,245,390
 55,200   Porta Systems Corp.*...........        55,200
 52,200   Power-One, Inc.*...............     1,331,100
  5,000   Powerwave Technologies,
            Inc.*........................       241,094
 10,000   Programming & Systems, Inc.*
            (b)..........................             0
 11,200   RELM Wireless Corp.*...........        21,700
  4,000   Robinson Nugent, Inc.*.........        18,000
 14,400   Safety 1st, Inc.*..............       101,700
 31,100   Salient 3 Communications,
            Inc.*........................       167,163
  6,400   SDL, Inc.*.....................       488,400
 16,200   Sensormatic Electronics
            Corp.*.......................       205,538
  2,500   Silicon Storage Technology,
            Inc.*........................        35,313
 18,200   Siliconix Inc.*................       855,400
 64,100   Spacelabs Medical, Inc.*.......       969,513
  5,600   Span-America Medical Systems,
            Inc. ........................        19,600
 16,600   Stanford Telecommunications,
            Inc.*........................       528,088
  6,300   Syntellect Inc.*...............        14,175
  1,500   Thermo Optek Corp.*............        12,656
  5,700   ThermoQuest Corp.*.............        57,713
  8,550   TranSwitch Corp.*..............       487,350
 12,650   Trio-Tech International*.......        42,694
 42,700   Triquint Semiconductor,
            Inc.*........................     2,441,906
 10,400   Varian Inc.*...................       184,600
 17,250   Vishay Intertechnology,
            Inc.*........................       409,688
  7,700   VISX, Inc.*....................       609,022
  5,700   Zing Technologies, Inc.*.......        40,613
                                           ------------
                                             55,610,615
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          FINANCIAL INVESTMENTS -- 1.0%
  1,000   Air Methods Corp.*.............  $      2,688
 14,100   Amplicon, Inc. ................       170,963
 13,100   Berkshire Bancorp Inc. ........       497,800
  6,400   Echelon International Corp.*...       158,800
  5,000   Equitex, Inc.* (a).............        47,500
  6,600   Frontier Adjusters Of America,
            Inc. ........................        12,375
 16,400   Giant Group, Ltd.*.............        57,400
    600   Hanover Compressor Co.*........        19,088
  2,300   Helmstar Group, Inc.*..........        11,500
 24,800   HPSC, Inc.*....................       269,700
 77,800   IHOP Corp.*....................     1,575,449
 25,300   International Aircraft
            Investors*...................       169,194
 19,300   IPI, Inc.*.....................        49,456
 10,400   Penn Virginia Corp. ...........       215,800
  5,200   PLM International, Inc.*.......        24,050
 36,000   PS Group Holdings, Inc. .......       382,500
 19,300   REFAC*.........................        82,025
 50,100   Sunrise International Leasing
            Corp.*.......................       250,500
 33,000   U.S. Franchise Systems, Inc.,
            Class A *....................       571,312
 24,600   Vari-Lite International,
            Inc.*........................        24,600
                                           ------------
                                              4,592,700
                                           ------------
          FOOD -- 1.3%
 17,000   Andersons, Inc. ...............       148,750
 25,000   Cagle's, Inc. .................       410,938
 21,200   Chock Full o' Nuts Corp.*......       230,550
 58,700   Corn Products International,
            Inc. ........................     1,786,680
  4,500   Farmer Brothers Co. ...........       747,000
 22,000   Fresh Foods, Inc.*.............       147,125
  7,900   Genesee Corp. .................       161,950
 10,700   Green Mountain Coffee, Inc.*...        96,969
  2,500   Ralcorp Holdings, Inc.*........        44,219
 30,700   Scheid Vinyards Inc., Class
            A............................       141,988
  4,300   Scope Industries...............       256,925
  1,170   Seaboard Corp. ................       252,720
 58,100   Triarc Companies*..............     1,245,519
  2,000   Vacu-Dry Co.*..................        14,000
                                           ------------
                                              5,685,333
                                           ------------
          HEALTH -- 0.9%
 34,200   Diagnostic Health Services,
            Inc.*........................         7,866
 44,200   Hooper Holmes, Inc. ...........     1,132,625
 49,700   Innovative Clinical Solutions,
            Ltd.*........................        37,275
    200   IntegraMed America, Inc.*......           800
 94,000   Laser Vision Centers, Inc.*....     1,318,938
 15,706   National Home Health Care
            Corp.*.......................        61,352
 34,400   NovaCare, Inc.*................        40,850
  9,800   Option Care, Inc.*.............        31,850

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HEALTH (CONTINUED)
 56,850   Quest Diagnostics Inc.*........  $  1,478,099
 28,000   UniHolding Corp.*..............        70,000
                                           ------------
                                              4,179,655
                                           ------------
          HOUSEHOLD -- 2.4%
 20,400   American Biltrite Inc. ........       336,600
  6,700   Andersen Group, Inc.*..........        38,525
    600   Associated Materials Inc. .....         9,225
 43,400   Catalina Lighting, Inc.*.......       179,025
  7,300   Cybex International, Inc.*.....        25,094
 35,100   Daktronics, Inc.*..............       565,988
  8,900   Detrex Corp.*..................        41,719
 16,600   Escalade, Inc. ................       265,600
 43,000   Flowserve Corp. ...............       714,874
  3,600   Fotoball USA, Inc.*............        23,400
 29,300   Genlyte Group Inc.*............       695,875
 19,900   Gundle/SLT Environmental,
            Inc.*........................        59,700
 14,700   Hanna (M.A.) Co. ..............       167,213
  2,100   Interactive Flight
            Technologies, Inc.*..........         7,088
 17,800   K2 Inc. .......................       156,863
196,200   Kimball International, Inc.,
            Class B......................     3,776,849
  1,200   La-Z-Boy Inc. .................        22,875
  1,540   Myers Industries, Inc. ........        27,335
 10,300   Patrick Industries, Inc. ......       130,681
  9,400   Pubco Corp.*...................        77,550
 25,900   Reunion Industries, Inc.*......        66,369
 64,000   Russ Berrie & Co., Inc. .......     1,339,999
  1,500   Salton, Inc.*..................        45,281
 15,200   SL Industries, Inc. ...........       216,600
 12,600   Summa Industries*..............       161,438
 21,600   TAB Products Co. ..............       116,100
 20,400   Total Containment, Inc.*.......        66,300
 11,100   Toymax International, Inc.*
            (a)..........................        79,088
 11,800   Trans-Lux Corp. ...............        69,325
  9,800   UFP Technologies, Inc.*........        31,850
 19,000   West Pharmaceutical Services,
            Inc. ........................       720,812
 43,800   Woodhead Industries, Inc. .....       443,475
                                           ------------
                                             10,678,716
                                           ------------
          INSURANCE -- 2.3%
 19,100   Amwest Insurance Group,
            Inc. ........................       186,225
  9,400   Chicago Title Corp. ...........       375,413
  6,600   CORE, Inc.*....................        51,975
 53,000   InterContinental Life Corp.*...       530,000
  3,000   Interstate National Dealer
            Services*....................        19,500
 21,600   Kansas City Life Insurance
            Co. .........................       788,400
  3,000   Kaye Group Inc. ...............        25,125
    900   Liberty Corp. .................        41,738

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
 13,400   Midland Co. ...................  $    281,400
 11,700   National Security Group,
            Inc. ........................       114,075
 13,100   National Western Life
            Insurance, Class A*..........     1,110,225
  6,000   NYMAGIC, Inc. .................        78,000
 13,100   Ohio Casualty Corp. ...........       221,063
 71,800   PMA Capital Corporation........     1,435,999
 25,200   Presidential Life Corp. .......       431,550
 37,700   Seibels Bruce Group, Inc.*.....       113,100
 39,900   Standard Management Corp.*.....       234,413
    400   Unico American Corp. ..........         3,350
 30,700   White Mountains Insurance Group
            Inc. ........................     4,163,687
                                           ------------
                                             10,205,238
                                           ------------
          LIQUOR & TOBACCO -- 0.3%
 20,400   Coors (Adolph) Co., Class B....     1,104,150
 36,900   Golden State Vintners, Inc.*...       175,275
 10,500   Todhunter International,
            Inc.*........................        95,813
                                           ------------
                                              1,375,238
                                           ------------
          MACHINERY - 6.8%
 13,000   Acme Electric Corp.*...........        74,750
  6,200   Acorn Products, Inc.*..........        18,794
  2,900   Advanced Technical Products,
            Inc.*........................        39,331
 23,900   Aerovox Inc.*..................        62,738
  5,600   Amistar Corp.*.................         9,100
 57,300   Ampco-Pittsburgh Corp. ........       773,550
 74,500   Astec Industries, Inc.*........     1,797,312
 12,100   Boots & Coots International
            Well Control, Inc.*..........         5,294
 25,100   Butler Manufacturing Co. ......       658,875
  5,500   Chicago Rivet & Machine Co. ...       119,625
 28,200   Dayton Superior Corp.*.........       479,400
 39,700   Detroit Diesel Corp. ..........       734,450
 11,100   Edison Control Corp.* (a)......        62,438
  2,500   Evans & Sutherland Computer
            Co.*.........................        30,938
 24,300   Fansteel Inc.*.................        97,200
 11,800   Farrel Corp. ..................        20,650
  5,600   Federal Screw Works............       253,400
  3,774   Foilmark, Inc.*................        12,266
 12,700   Gehl Co.*......................       225,425
 12,200   Gencor Industries, Inc. (a)....        77,013
 20,600   General Housewares Corp. ......       578,088
 22,300   Genesis Worldwide Inc. ........       115,681
 39,500   Gerber Scientific, Inc. .......       883,813
  4,600   Gorman-Rupp Co. ...............        71,875
 10,300   Graham Corp.*..................        65,019
 90,100   Greenbrier Companies, Inc. ....       996,730

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
 16,100   Griffon Corporation*...........  $    128,800
  3,100   KRUG International Corp.*......         5,038
  3,500   Laser Power Corp.*.............        10,609
281,000   Lincoln Electric Holdings,
            Inc. ........................     5,865,874
 41,100   Manitowoc Co., Inc. ...........     1,402,537
 13,500   Material Sciences Corp.*.......       179,719
 22,500   Maxco, Inc.*...................       174,375
  8,900   McClain Industries, Inc.*......        38,938
 12,700   Mestek, Inc.*..................       254,000
 10,000   MFRI, Inc.*....................        48,750
 42,500   Middleby Corp.*................       249,688
  4,900   Mueller (Paul) Co. ............       156,800
 17,200   NACCO Industries, Inc., Class
            A............................     1,201,849
    100   Nanometrics Inc.*..............           900
  1,250   Oilgear Co. ...................         8,750
 30,200   Owosso Corp. ..................       128,350
  4,000   P & F Industries, Inc.*........        34,000
  9,700   Peerless Manufacturing Co. ....       103,063
 34,800   Pitt-Des Moines, Inc. .........       763,425
 92,400   Premark International, Inc. ...     4,666,199
  3,700   Q.E.P. Company, Inc.*..........        27,288
  7,400   Quipp, Inc. ...................       118,400
 10,000   Selas Corp. of America.........        49,375
    300   Shiloh Industries, Inc.*.......         3,300
  1,200   SPS Technologies, Inc.*........        45,525
  8,100   Starrett (L.S.) Co., Class A...       201,488
  8,400   Tecumseh Products Co., Class
            B............................       379,050
  3,600   Teleflex Inc. .................       142,200
 20,800   Terex Corp.*...................       655,200
 36,200   TII Industries, Inc.*..........        53,169
 25,547   Toro Co. ......................       954,818
  8,800   TransTechnology Corp. .........       101,750
 18,200   Trinity Industries, Inc. ......       561,925
 23,900   UNIFAB International, Inc.*....       192,694
 10,000   UNOVA, Inc.*...................       133,750
118,700   Varian Medical Systems,
            Inc. ........................     2,596,562
 18,900   Varian Semiconductor Equipment
            Associates, Inc.*............       398,081
                                           ------------
                                             30,299,994
                                           ------------
          MEDIA -- 2.5%
  2,600   American Banknote Corp.*.......           488
  5,000   Cadmus Communications Corp. ...        55,625
 17,650   Courier Corp. .................       423,600
 47,400   Four Media Co.*................       248,850
  5,800   Grey Advertising Inc. .........     2,134,399
 65,600   Harland (John H.) Co. .........     1,275,100
 17,500   Media General, Inc., Class A...       896,875
    100   Metatec International Inc.*....           319

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MEDIA (CONTINUED)
 10,600   Multi-Color Corp.*.............  $     66,250
 22,200   Outlook Group Corp.*...........        92,963
  2,300   Paxar Corp.*...................        22,138
  5,300   R. H. Donnelley Corp. .........        98,713
 17,100   Scholastic Corp.*..............       855,000
 72,600   Standard Register Co. .........     1,706,099
  5,400   Standex International Corp. ...       145,800
 36,100   TMP Worldwide Inc.*............     2,197,587
 21,300   Todd-AO Corp. .................       319,500
 34,500   Wallace Computer Services,
            Inc. ........................       698,625
 14,300   Wave Technologies
            International, Inc. *........        49,156
    700   Young Broadcasting Inc.*.......        36,663
                                           ------------
                                             11,323,750
                                           ------------
          METALS -- 2.8%
  7,000   Atchison Casting Corp.*........        64,313
 85,000   Belden Inc. ...................     1,742,500
 47,300   Brush Wellman Inc. ............       694,719
  9,100   Commercial Metals Co. .........       261,625
  5,000   Foster (L.B.) Co.*.............        24,063
 44,700   Harsco Corp. ..................     1,234,838
  3,100   Insteel Industries, Inc. ......        27,900
 21,900   Lindberg Corp. ................       199,838
 28,400   Mueller Industries, Inc.*......       843,125
 72,700   Quanex Corp. ..................     1,862,937
  7,600   Steel Technologies Inc. .......        88,350
126,600   Stillwater Mining Company*.....     3,402,374
166,600   Walter Industries, Inc.*.......     2,249,099
 18,900   Webco Industries, Inc.*........        55,519
                                           ------------
                                             12,751,200
                                           ------------
          MISCELLANEOUS FINANCIAL -- 2.2%
 16,900   Atalanta Sosnoff Capital
            Corp. .......................       120,413
 42,100   Dain Rauscher Corp. ...........     2,062,900
 29,700   Eaton Vance Corp. .............       950,400
  1,100   EVEREN Capital Corp. ..........        32,450
    200   First Albany Companies Inc. ...         4,150
 64,500   Freedom Securities Corp. ......       870,750
 57,100   Hambrecht & Quist Group*.......     2,794,330
 23,900   Jefferies Group, Inc. .........       498,913
 31,500   John Nuveen Co., Class A.......     1,179,281
 16,300   JWGenesis Financial Corp.*.....       262,838
 50,400   Maxcor Financial Group Inc.*...       144,900
 15,600   Meyerson (M.H.) & Co., Inc.*...        46,800
 16,800   Paulson Capital Corp.*.........        73,500
 39,300   Raymond James Financial
            Corp. .......................       783,544
  3,543   Southwest Securities Group,
            Inc. ........................        95,661
 14,410   Stifel Financial Corp. ........       128,789

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MISCELLANEOUS FINANCIAL
            (CONTINUED)
    600   Value Line, Inc. ..............  $     20,925
                                           ------------
                                             10,070,544
                                           ------------
          OFFICE MACHINERY -- 3.7%
 24,000   Advanced Digital Information
            Corp.*.......................       667,500
 21,100   Asante Technologies, Inc.*.....        42,200
 30,600   Autologic Information
            International, Inc.*.........        87,975
 91,900   Baldwin Technology Company,
            Inc., Class A*...............       218,263
 22,900   Boundless Corp.*...............        93,031
  8,400   Computer Network Technology
            Corp. *......................        78,225
 23,474   CSP Inc.*......................       134,976
  1,200   Cybex Computer Products
            Corp.*.......................        40,050
 31,400   Dataram Corp.*.................       337,550
 68,000   Emulex Corp.*..................     5,839,500
 50,300   GENICOM Corp.*.................        39,297
  3,225   Gradco Systems, Inc.*..........         6,248
168,700   Imation Corp.*.................     5,229,700
 32,800   Interphase Corp.*..............       766,700
 47,300   Key Tronic Corp.*..............       201,025
 11,900   Kronos Inc.*...................       436,581
 23,400   Netopia, Inc.*.................       933,075
 37,000   Pinnacle Systems, Inc.*........     1,567,875
    600   PSC Inc.*......................         4,800
 26,500   Scan-Optics, Inc.*.............        74,531
                                           ------------
                                             16,799,102
                                           ------------
          OIL -- 1.1%
 67,500   Cabot Oil & Gas Corp., Class
            A............................     1,164,375
 14,900   Carrizo Oil & Gas, Inc.*.......        28,869
  3,600   Columbus Energy Corp.*.........        18,900
113,300   Energen Corp. .................     2,294,324
 49,700   Equity Oil Co.*................        74,550
     16   Greka Energy Corp.* (a)........           168
    900   HS Resources, Inc.*............        14,738
 13,300   Inland Resources Inc.*.........         4,156
 38,300   Louis Dreyfus Natural Gas
            Corp.*.......................       821,056
 12,200   Maynard Oil Co.*...............       123,525
139,600   Panaco, Inc.*..................        65,438
 78,700   Tipperary Corp.*...............       122,969
                                           ------------
                                              4,733,068
                                           ------------
          OIL -- INTERNATIONAL -- 0.0%
 12,100   Holly Corp. ...................       181,500
                                           ------------
          OIL DISTRIBUTION -- 1.1%
 16,800   Castle Energy Corp. ...........       285,600
    400   Getty Petroleum Marketing
            Inc.*........................         1,100

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OIL DISTRIBUTION (CONTINUED)
 19,500   Huntway Refining Co.*..........  $     34,125
172,200   Pennzoil-Quaker State Co. .....     2,174,025
 41,000   Quaker Chemical Corp. .........       681,625
115,200   Tesoro Petroleum Corp.*........     1,900,800
                                           ------------
                                              5,077,275
                                           ------------
          OIL SERVICES -- 0.3%
  2,000   Oceaneering International,
            Inc.*........................        33,625
 11,100   Petroleum Development Corp.*...        49,950
125,200   Seitel, Inc.*..................     1,220,700
                                           ------------
                                              1,304,275
                                           ------------
          OTHER UTILITIES -- 1.2%
  3,800   American States Water
            Company......................       125,875
    500   California Water Service
            Group........................        13,688
 31,500   Clean Harbors, Inc.*...........        45,281
  2,700   Dominguez Services Corp. ......        75,769
 93,400   Equitable Resources, Inc. .....     3,531,687
 15,600   Harding Lawson Associates
            Group*.......................       122,850
  3,100   Laclede Gas Co. ...............        70,525
  4,900   Northwest Natural Gas Co. .....       126,481
  5,200   Pennichuck Corp. ..............       126,100
    800   RGC Resources, Inc. ...........        15,800
  5,500   Scherer Healthcare, Inc.*......        17,188
    500   Sevenson Environmental
            Services, Inc. ..............         4,625
  3,700   SJW Corp. .....................       330,688
  4,331   Southwest Water Co. ...........        88,244
 44,100   TRC Companies, Inc.*...........       270,113
 63,000   U.S. Liquids Inc.*.............       440,999
  1,600   Virginia Gas Co................         6,300
 51,700   Weston (Roy F.), Inc., Class
            A*...........................       129,250
                                           ------------
                                              5,541,463
                                           ------------
          PAPER -- 1.6%
 51,650   ACX Technologies, Inc.*........       490,675
  8,600   American Pad & Paper Co.*......         4,838
 10,600   Badger Paper Mills, Inc.*......        71,550
 12,300   Baltek Corp.*..................        95,325
  6,800   Carmel Container Systems,
            Ltd.*........................        51,850
 35,398   FiberMark, Inc.*...............       451,325
 18,200   Glatfelter (P.H.) Co. .........       299,163
  5,500   Lynch Corp.*...................       146,438
195,400   Rock-Tenn Co., Class A.........     2,821,087
 48,900   Shorewood Packaging Corp.*.....       663,206
 47,000   TJ International, Inc. ........     1,180,874
 83,700   Universal Forest Products,
            Inc. ........................     1,093,331
                                           ------------
                                              7,369,662
                                           ------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS -- 3.1%
 14,500   Abrams Industries, Inc. .......  $     55,281
    500   Aegis Realty, Inc. ............         4,531
 17,100   Amli Residential Properties
            Trust........................       359,100
 40,800   Bridgestreet Accommodations,
            Inc.*........................       119,850
 30,000   Cabot Industrial Trust.........       577,500
  6,500   Captec Net Lease Realty,
            Inc. ........................        65,406
  2,800   Castle & Cooke, Inc.*..........        43,050
  3,200   CBL & Associates Properties,
            Inc. ........................        78,200
 53,100   Commercial Assets, Inc. .......       275,456
 13,000   DeWolfe Companies, Inc. .......        87,750
 80,200   Excel Legacy Corp.*............       335,838
  3,500   Forest City Enterprises, Inc.,
            Class A......................        78,094
    100   Franklin Select Realty Trust...           650
 11,700   G&L Realty Corp. ..............       103,106
 14,700   ILX Resorts, Inc.*.............        27,563
 64,300   LNR Property Corp. ............     1,310,113
 14,400   Mays (J.W.), Inc.*.............        76,500
173,040   New Plan Excel Realty Trust....     3,082,274
 83,500   Pacific Gulf Properties,
            Inc. ........................     1,664,780
 57,500   Pan Pacific Retail Properties,
            Inc. ........................       977,500
 32,300   Pinnacle Holdings, Inc.*.......       843,838
 39,900   Prentiss Properties Trust......       885,281
 63,700   Price Enterprises, Inc.*.......       499,647
 24,500   Prime Group Realty Trust.......       367,500
 20,600   PS Business Parks, Inc. .......       535,600
 35,000   Saxton, Inc.*..................       126,875
  2,500   SL Green Realty Corp. .........        49,688
 89,500   Westfield America, Inc. .......     1,241,813
  1,957   Wilshire Oil Company of
            Texas*.......................         8,317
  2,500   Winston Hotels, Inc. ..........        22,188
                                           ------------
                                             13,903,289
                                           ------------
          RETAIL/WHOLESALE -- 9.6%
  2,250   Aceto Corp. ...................        24,469
 49,050   Advanced Marketing Services....       968,737
 11,400   Allou Health & Beauty, Class
            A*...........................        61,275
 74,500   American Eagle Outfitters,
            Inc.*........................     3,608,593
 54,900   Andrx Corp.*...................     3,213,365
    600   Ann Taylor Stores Corp.*.......        24,525
 21,600   Arden Group, Inc., Class A*....       842,400
 74,800   Audiovox Corp., Class A*.......     1,308,999
  1,500   Bell Microproducts Inc.*.......        12,703
280,500   BJ's Wholesale Club, Inc.*.....     8,292,280
107,800   Burlington Coat Factory
            Warehouse Corp...............     2,129,049
  1,100   Cache, Inc.*...................         3,850
 62,500   Cameron Ashley Building
            Products*....................       562,500
 14,000   Capital Associates, Inc.*......        41,563
 34,500   Catherines Stores Corp.*.......       452,813

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  3,300   Cato Corp. ....................  $     46,509
  5,500   CellStar Corp.*................        41,250
147,500   Charming Shoppes, Inc.*........       755,938
 35,600   Children's Place Retail Stores,
            Inc.* (a)....................       947,849
  3,400   Coast Distribution System,
            Inc.*........................         8,500
    500   DEB Shops, Inc. ...............         9,750
 64,100   Drug Emporium, Inc.*...........       432,675
 51,700   EZCORP, Inc., Class A..........       271,425
  9,130   Factory 2-U Stores Inc.*.......       272,759
 37,800   Factory Card Outlet Corp.*.....         2,268
 85,900   Filene's Basement Corp.*.......        77,847
  7,600   Foodarama Supermarkets,
            Inc.*........................       224,200
 19,800   Footstar, Inc.*................       697,950
 39,000   Fred's, Inc. ..................       480,188
 60,700   Friedman's, Inc., Class A......       534,919
 10,400   Graham Field Health PDS*.......         5,038
  7,500   Handleman Co.*.................        99,375
  4,100   Haverty Furniture..............        59,450
  2,800   Hirsch International Corp.*....         3,763
  2,346   Holt's Cigar Holdings, Inc.*...         8,798
 54,500   Hughes Supply, Inc. ...........     1,185,374
 23,000   IIC Industries Inc.*...........       230,000
 21,200   Jacobson Stores Inc.*..........       102,025
  1,000   Johnson Worldwide Associates,
            Inc., Class A*...............         8,938
 35,600   Katy Industries, Inc. .........       427,200
 48,700   Loehmann's, Inc.*..............         6,331
  6,800   Marsh Supermarkets, Inc., Class
            A............................       108,375
  2,500   McRae Industries, Inc., Class
            A............................        13,750
 47,600   Men's Wearhouse, Inc.*.........     1,023,399
168,500   Micro Warehouse, Inc.*.........     2,032,530
 10,500   Moore Medical Corp.*...........        81,375
  9,000   National Record Mart, Inc.*....        31,500
 10,800   NCS HealthCare, Inc., Class A*
            (a)..........................        28,350
  8,000   Noland Co. ....................       152,000
119,100   OfficeMax, Inc.*...............       692,269
 13,400   One Price Clothing Stores,
            Inc.*........................        44,388
  9,500   PEP Boys - Manny, Moe & Jack...       141,313
  4,100   PrimeSource Corp. .............        23,831
 16,500   Programmer's Paradise, Inc.*...       110,344
 19,100   Questron Technology, Inc.*.....        68,044
    630   Rag Shops, Inc.*...............         1,260
 11,348   Reeds Jewelers, Inc.*..........        38,300
 20,000   Riverside Group, Inc.*.........        15,000
 81,600   Ruddick Corp. .................     1,295,399
 63,000   Savoir Technology Group,
            Inc.*........................       531,563
  2,100   Schnitzer Steel Industries,
            Inc. ........................        38,325

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
  5,850   Schultz Sav-O Stores, Inc. ....  $     92,138
 12,900   Seaway Food Town, Inc. ........       360,394
 38,200   Shoe Carnival, Inc.*...........       422,588
 26,600   Software Spectrum, Inc.*.......       412,300
 17,300   Sound Advice, Inc.*............       125,425
  5,000   Speizman Industries, Inc.*.....        21,250
  4,600   Spiegel, Inc., Class A*........        46,575
 27,200   Sport Chalet, Inc.*............       119,000
 19,700   Suprema Specialties, Inc.*.....       160,063
 29,000   Syms Corp.*....................       215,688
 20,000   Syncor International Corp.*....       750,000
 15,900   TCC Industries, Inc.*..........           159
 15,900   The Sportsman's Guide, Inc.*...        63,600
 73,100   Today's Man, Inc.*.............        63,963
  8,600   Track 'n Trail, Inc.*..........        15,588
 49,400   United Retail Group, Inc.*.....       586,625
 19,400   Video Display Corp.*...........        80,025
 20,200   Village Supermarket, Inc.,
            Class A*.....................       275,225
  6,000   Western Beef, Inc.*............        49,688
 15,100   Wolohan Lumber Co. ............       196,300
103,500   Zale Corp.*....................     3,965,343
                                           ------------
                                             42,980,692
                                           ------------
          SERVICES -- 10.0%
271,900   AC Nielsen Corp.*..............     6,168,730
  4,500   Access Worldwide
            Communications, Inc.*........         7,875
  6,900   Actuate Corp.*.................       233,738
 42,700   Adept Technology, Inc.*........       309,575
 23,550   Advent Software, Inc.*.........     1,465,987
 52,500   Angelica Corp. ................       603,750
 12,100   Ardent Software, Inc.*.........       325,944
 23,800   ASA International Ltd.*........        55,038
 75,400   Avant! Corp.*..................     1,345,418
 10,700   Berlitz International, Inc.*...       225,369
  9,100   BroadVision, Inc.*.............     1,210,869
 17,600   Building One Services Corp.*...       214,500
  2,200   Caredata.com, Inc.*............        20,075
  2,200   Castle Dental Centers, Inc.*...         6,325
  4,611   CDI Corp.*.....................       125,938
 28,300   Chemed Corp. ..................       856,075
  2,000   Computron Software, Inc.*......         1,250
 36,300   Corrpro Companies, Inc.*.......       217,800
 34,200   CPI Corp. .....................     1,169,213
 28,700   Craig Corp.*...................       190,138
  5,600   Dataware Technologies, Inc.*...        13,650
 13,800   Document Sciences Corp.*.......        25,013
 19,000   Duff & Phelps Credit Rating
            Co. .........................     1,518,812
 33,900   Eclipsys Corp.*................       487,313

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
132,400   Employee Solutions, Inc.*......  $    128,263
 11,300   Esquire Communications Ltd.*...         8,122
 35,600   Exponet, Inc.*.................       178,000
  2,700   FTI Consulting, Inc.*..........        12,488
  5,000   General Employment Enterprises,
            Inc..........................        21,875
 11,300   Genesys Telecommunications
            Laboratories, Inc.*..........       516,269
  1,000   Gensym Corp.*..................         3,625
 35,400   GP Strategies Corp.*...........       398,250
 35,015   Group 1 Software, Inc.*........       284,497
  2,700   GSE Systems, Inc.*.............        10,800
 22,600   GZA GeoEnvironmental
            Technologies, Inc.*..........        90,400
 10,100   Harbinger Corp.*...............       170,438
    800   Health Systems Design Corp.*...         2,800
    450   Healthcare Services Group,
            Inc.*........................         3,670
 79,000   InfoCure Corp.*................     1,491,124
 21,200   INTERLINQ Software Corp.*......        79,500
 50,300   Judge Group, Inc.*.............        61,303
122,900   Kelly Services, Inc., Class
            A............................     3,702,362
 19,700   Lightbridge, Inc.*.............       387,844
  5,400   Loronix Information Systems*...        62,100
 12,000   Made2Manage Systems, Inc.*.....        97,500
  4,700   MAI Systems Corp.*.............         5,288
 19,600   Marlton Technologies, Inc.*....        41,650
 25,600   Mediware Information
            Systems*.....................       204,800
332,400   Mentor Graphics Corp.*.........     2,846,174
 41,490   MERANT plc - ADR*..............       967,236
  3,200   Micromuse Inc.*................       205,600
 58,800   Microware Systems Corp.*.......        91,875
188,900   Morrison Knudsen Corp.*........     1,948,030
 27,100   National Computer Systems,
            Inc. ........................     1,039,116
 21,300   National Technical Systems,
            Inc. ........................        69,225
 87,200   Olsten Corp. ..................       910,150
 27,100   Opinion Research Corp.*........       115,175
 37,600   Outsource International,
            Inc.*........................        37,600
 40,200   Premier Research Worldwide,
            Ltd.*........................       231,150
123,224   ProMedCo Management Co.*.......       408,180
  4,000   Prophet 21, Inc.*..............        37,500
 10,150   QRS Corp.*.....................       650,869
 35,400   Quality Systems, Inc.*.........       221,250
 21,300   Sanchez Computer Associates*...       748,163
  8,600   Schlotzsky's, Inc.*............        69,875
  5,500   SEEC, Inc.*....................        19,250
 21,600   Simione Central Holdings,
            Inc.*........................        31,050
    100   StarTek, Inc.*.................         5,500
  3,900   STV Group, Inc.*...............        29,981
286,800   Sybase, Inc.*..................     3,387,824

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 34,500   Symantec Corp.*................  $  1,240,922
 15,050   System Software Associates,
            Inc.*........................        29,159
 22,800   Systems & Computer Technology
            Corp.*.......................       286,425
 23,600   TALX Corp.*....................       188,800
  3,100   Template Software, Inc.*.......        12,013
  9,900   Thomas Group, Inc.*............        82,294
 46,600   THQ Inc.*......................     2,009,624
108,800   Titan Corp.*...................     1,563,999
  1,300   UniComp, Inc.*.................         5,525
  1,600   Unigraphics Solutions Inc.*....        43,400
 12,300   URS Corp.*.....................       301,350
 12,700   Wall Data Inc.*................        68,263
 38,400   Westaff, Inc.*.................       230,400
  4,200   Workgroup Technology Corp.*....         5,775
                                           ------------
                                             44,900,085
                                           ------------
          SOAPS & COSMETICS -- 0.7%
 67,675   Block Drug Company, Inc., Class
            A............................     2,432,070
  6,200   Carter-Wallace, Inc. ..........       110,825
 39,200   Cascade International, Inc.*
            (a) (c)......................             0
 29,200   CPAC, Inc. ....................       171,550
  6,550   Del Laboratories, Inc. ........        91,700
  3,400   Guest Supply, Inc.*............        48,875
 11,500   Inter Parfums, Inc.*...........       109,250
  1,800   The Stephan Company............         7,200
                                           ------------
                                              2,971,470
                                           ------------
          TELEPHONE -- 1.0%
  1,500   Advanced Communication Systems,
            Inc.*........................        18,656
  2,400   Atlantic Tele-Network, Inc. ...        23,400
 38,700   Conestoga Enterprises, Inc. ...       776,419
 12,900   Hector Communications Corp.*...       175,763
 30,900   Incomnet, Inc.*................         3,090
 21,500   Internet America, Inc.*........       260,688
  5,500   Lynch Interactive Corp.*.......       412,500
111,523   Price Communications Corp.*....     2,795,044
 10,300   Teletouch Communications,
            Inc.*........................         6,438
                                           ------------
                                              4,471,998
                                           ------------
          TEXTILES -- 0.8%
 17,600   Alba-Waldensian, Inc. .........       158,400
 12,875   Decorator Industries, Inc. ....        69,203
 62,100   Dixie Group, Inc. .............       481,275
  2,000   Dyersburg Corp. ...............           625
  2,600   Garan, Inc. ...................        84,825
 48,200   Haggar Corp. ..................       608,525
  5,000   Hallwood Group Inc.*...........        87,188

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TEXTILES (CONTINUED)
 13,473   Hampton Industries*............  $     39,577
 22,800   Jos. A. Bank Clothiers,
            Inc.*........................        92,625
  1,400   Kellwood Co. ..................        30,800
 29,100   Leslie Fay Company, Inc.*......       143,681
  7,500   McNaughton Apparel Group,
            Inc.*........................        65,625
  9,300   Oxford Industries, Inc. .......       200,531
 14,700   Perry Ellis International,
            Inc.*........................       159,863
  2,000   PremiumWear, Inc.*.............         9,875
 38,800   Quiksilver, Inc.*..............       708,100
  1,500   Russell Corp. .................        21,281
  2,000   Saucony, Inc., Class A*........        29,500
  1,300   Springs Industries, Inc., Class
            A............................        44,119
  3,600   Stride Rite Corp. .............        25,200
  3,200   Tarrant Apparel Group*.........        36,000
 14,400   Timberland Co., Class A*.......       562,500
                                           ------------
                                              3,659,318
                                           ------------
          TRANSPORTATION -- 2.1%
  2,900   Alexander & Baldwin, Inc. .....        69,238
 62,800   American Freightways Corp.*....     1,142,175
  9,300   B+H Ocean Carriers Ltd.*.......        16,275
 20,800   Boyd Brothers Transportation,
            Inc.*........................       182,000
 41,100   Circle International Group.....       839,981
142,500   Consolidated Freightways
            Corp.*.......................     1,407,188
 24,000   Fritz Companies, Inc.*.........       249,000
 18,100   KLLM Transport Services,
            Inc.*........................        88,238
 58,200   Landstar System, Inc.*.........     2,022,449
  6,050   Marten Transport, Ltd.*........        69,575
  5,400   Old Dominion Freight Line,
            Inc.*........................        79,650
    800   Overseas Shipholding Group.....        12,350
 33,400   Pittston BAX Group.............       269,288
 12,200   RailAmerica, Inc.*.............       120,475
 17,800   RailTex, Inc.*.................       293,700
  5,100   Roadway Express, Inc. .........       102,956
  4,900   Werner Enterprises, Inc. ......        86,363
133,900   Yellow Corp.*..................     2,217,718
                                           ------------
                                              9,268,619
                                           ------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT -- 3.2%
 44,000   AMERCO, Inc.*..................  $  1,256,749
 19,900   Ark Restaurants Corp.*.........       196,513
 86,700   Avis Rent A Car, Inc.*.........     1,809,862
 71,600   Aztar Corp.*...................       733,900
 20,700   Black Hawk Gaming & Development
            Company, Inc.*...............       113,850
 36,500   Buffets, Inc.*.................       424,313
  5,700   Crown Group Inc.*..............        25,650
100,800   Dollar Thrifty Automotive
            Group*.......................     2,085,299
  4,800   Frisch's Restaurants, Inc. ....        47,400
 57,100   Hospitality Worldwide Services,
            Inc. *.......................       164,163
  2,800   ICH Corp.*.....................        35,175
  2,700   Jerry's Famous Deli, Inc.*.....         2,700
    500   Landry's Seafood Restaurants,
            Inc.*........................         4,000
147,300   Lone Star Steakhouse & Saloon,
            Inc. *.......................     1,132,369
106,900   Luby's, Inc. ..................     1,229,349
 21,300   Mexican Restaurants Inc.*......        82,538
  9,900   Phoenix Restaurant Group,
            Inc.*........................         6,188
 35,900   Piccadilly Cafeterias, Inc. ...       235,594
 53,200   Quality Dining, Inc.*..........       139,650
 17,000   Quintel Communications,
            Inc.*........................        30,813
 10,400   Reading Entertainment, Inc.*...        64,350
 15,300   Roadhouse Grill, Inc.*.........        81,281
175,800   Ryan's Family Steak Houses,
            Inc.*........................     1,582,199
  7,700   SFX Entertainment, Inc.*.......       234,850
  4,900   Sizzler International, Inc.*...        10,413
 21,600   Sonesta International Hotels
            Corp., Class A...............       139,050
 62,900   Sonic Corp.*...................     1,914,518
  1,000   Star Buffet, Inc.*.............         4,625
  6,200   Station Casinos, Inc.*.........       144,150
  7,800   Sunburst Hospitality Corp.*....        48,263
  1,000   Supertel Hospitality, Inc. ....        12,813
    100   Uno Restaurant Corp.*..........         1,188
 11,700   VICORP Restaurants, Inc.*......       193,050
 66,200   Video Update, Inc., Class A*...        22,756
                                           ------------
                                             14,209,581
                                           ------------
          TOTAL COMMON STOCKS (COST
            $410,008,699) -- 98.2%.......   440,766,832
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          WARRANTS -- 0.0%
          DEFENSE -- 0.0%
  8,100   Herley Industries, Inc. @ 15.6
            *............................  $     27,338
                                           ------------
          TOTAL WARRANTS.................        27,338
                                           ------------
          REPURCHASE AGREEMENTS -- 0.9%
          State Street Bank, dated
            9/30/99, due 10/01/99 at
            3.25% with a maturity value
            of $4,015,362 (Collateralized
            by $3,540,000 U.S. Treasury
            Bond, 7.50%, 11/15/24, market
            value -- $4,095,338).........     4,015,000
                                           ------------
          TOTAL REPURCHASE AGREEMENTS
            (COST $4,015,000) -- 0.9%....     4,015,000
                                           ------------
          SECURITIES HELD AS COLLATERAL
            ON SECURITIES LOANED -- 0.5%
          AIM Liquid Assets Portfolio,
            5.4%                                431,615
          AIM Prime Portfolio, 5.3%             619,903
          AIM Treasury Portfolio, 5.1%          262,242
          Federated Treasury Obligations
            Fund, 5.0%                          127,152
          PNC Temp Fund, 5.2%                   643,013
          Scudder Money Market Series,
            5.4%                                 10,406
                                           ------------
          TOTAL SECURITIES HELD AS
            COLLATERAL ON
            SECURITIES LOANED (COST
            $2,094,331) -- 0.5%..........     2,094,331
                                           ------------
          TOTAL INVESTMENTS (COST
            $416,118,030) (B)
            -- 99.6%.....................   446,903,501
          COLLATERAL AS SECURITIES
            LOANED -- (0.5%).............    (2,094,331)
                                           ------------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 0.9%..........     4,261,490
                                           ------------
          TOTAL NET ASSETS -- 100.0%.....  $449,070,660
                                           ============

---------------
* Non-income producing security.

ADR -- American Depository Receipt.

(a) Securities on loan.

(b) Bankrupt security; valued by Management (Note 2).

(c) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

Unrealized
appreciation.............  $ 70,268,431
Unrealized
  depreciation...........   (39,482,960)
                           ------------
Net unrealized
  appreciation...........  $ 30,785,471
                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     Underpinned by two consecutive quarterly improvements in GDP and a brighter Tankan (Economic Survey conducted by The Bank of Japan), the optimism about the Japanese equity market is now universal. The broader equity market in Tokyo, the Tokyo Stock Price Index (TOPIX)(1), delivered a 32.40% gain in the six months period ended September 30, 1999 -- one of best performers in the world equity markets. While the stronger-than-expected yen contributed more than 58% to the total return, the TOPIX was able to post an 11.24% gain in the local currency and stabilized itself above the 1,500 level for the first time in the last two years.

     The Communications (+69%), Wholesale (+65%), Services (+57%) and Other Finance and Securities (+56%) industries were top performers in this six-month period. The shares in these industries were favored for their strong growth potential and on the expectation of the recovery of domestic consumption. Bank stocks emerged as the market leader in the second half of the period following the announcements of mega-mergers involving seven city banks. The worst performers were those industries that have not changed themselves enough for the evolution of the new Japanese economy. Maritime Transportation (-6%), Glass/Ceramics (-2%) and other basic industries were laggards amid the bull market.

     Persistent buying interest from individual investors and foreigners energized small stocks to continue another bull-run during the six-month period. The two representative small cap indexes, the Second Section of the Tokyo Stock Exchange and the Nikkei OTC market, surged 73.27% and 95.99% respectively. These small stocks are generally free from the risk of currency movement and particularly tend to benefit from the constant flows of fresh liquidity. While the market valuation for small stocks has reached a level that cannot be reasonably justified by the underlying fundamentals, there is no sign of slowdown in their momentum.

     Despite the strengthening economy, value stocks failed to perform well relative to growth stocks. The current trend contradicted the evidence observed in the past as a result of the national policy to maintain low interest rates as a solution to sustain economic recovery. Managers that focused on price momentum stocks scored high, whereas contrarians who searched for under-valued stocks based on earnings-to-price or book-to-price severely fell behind the market, just as in the last three years. As the Manager's strategy typically under-weights price momentum stocks, should growth-like momentum stocks continue to do well, there is a risk that the future performance of the Fund will be impacted.

PORTFOLIO REPORT

     The Fund outperformed its benchmark, the TOPIX, by approximately 4% for the six months ended September 30, 1999. The Manager's value-based strategy fared well, despite growth stocks outperforming value stocks by a wide margin. Positive performance was attributable to under-weighting the weaker industries and, more importantly, to stock selection.

     International investing involves increased risk and volatility. The Japan Fund may be subject to the additional risk of non-diversified regional fund investing.

     Past performance is no guarantee of future results.
---------------
(1) The Tokyo Stock Price Index (TOPIX) is an unmanaged index of approximately 1,300 Japanese companies. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS -- 95.7%
          AUTOS -- 3.9%
  2,000   Fuji Heavy Industries, Ltd.......  $     15,892
  3,000   Mazda Motor Corp.................        15,047
  3,000   Mitsubishi Motors Corp...........        16,286
  3,000   Nissan Shatai Co., Ltd...........         6,904
  1,000   Yachiyo Industry Co., Ltd........         6,575
                                             ------------
                                                   60,704
                                             ------------
          BANKING -- 20.0%
  2,000   JACCS Co., Ltd...................         8,604
  3,000   Orient Corp......................        10,708
  6,000   The Asahi Bank, Ltd..............        43,112
  6,000   The Dai-Ichi Kangyo Bank, Ltd....        74,839
  4,000   The Sanwa Bank, Ltd..............        53,538
  3,000   The Sumitomo Bank, Ltd...........        45,085
  2,000   The Sumitomo Trust & Banking Co.,
            Ltd............................        15,836
  2,000   The Tochigi Bank, Ltd............        12,736
  6,000   The Tokai Bank, Ltd..............        43,337
  1,000   The Toyo Trust & Banking Co.,
            Ltd............................         4,959
                                             ------------
                                                  312,754
                                             ------------
          CHEMICALS -- 0.4%
  3,000   Ishihara Sangyo Kaisha, Ltd. *...         5,607
                                             ------------
          CONSTRUCTION MATERIAL -- 0.4%
  3,000   Central Glass Co., Ltd...........         6,735
                                             ------------
          DRUGS -- 8.8%
  2,000   Daiichi Pharmaceutical Co.,
            Ltd............................        30,394
  2,000   Nikken Chemicals Co., Ltd........         8,284
  2,000   Rohto Pharmaceutical Co., Ltd....        15,761
  2,000   Sankyo Co., Ltd..................        60,112
  2,000   Tanabe Seiyaku Co., Ltd..........        15,498
  2,000   Tsumura & Co.....................         8,059
                                             ------------
                                                  138,108
                                             ------------
          DURABLES -- 5.4%
  4,000   Matsushita Electric Industrial
            Co., Ltd.......................        85,097
                                             ------------
          ELECTRONICS -- 20.4%
  4,000   Fujitsu Ltd......................       124,733
  1,000   Ibiden Co., Ltd..................        19,161
  5,000   Mitsubishi Electric Corp.........        28,554
  4,000   NEC Corp.........................        80,588
  2,000   Nissho Corp......................        21,227
  2,000   Shindengen Electric Mfg. Co.,
            Ltd............................        13,319
    200   Shinko Electric Industries Co.,
            Ltd............................         9,224
  2,000   Toko, Inc........................         9,317
  2,000   Yokogawa Electric Corp...........        14,277
                                             ------------
                                                  320,400
                                             ------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS (CONTINUED)
          FOOD -- 0.2%
  3,000   Maruha Corp......................  $      3,691
                                             ------------
          HOUSEHOLD -- 0.9%
  1,000   Tenma Corp.......................        14,756
                                             ------------
          INSURANCE -- 1.4%
  2,000   Mitsui Marine & Fire Insurance
            Co., Ltd.......................        10,614
  3,000   The Dai-Tokyo Fire & Marine
            Insurance Co., Ltd.............        10,989
                                             ------------
                                                   21,603
                                             ------------
          LIQUOR & TOBACCO -- 2.6%
  1,000   Asahi Breweries, Ltd. ...........        15,301
      2   Japan Tobacco Inc. ..............        24,796
                                             ------------
                                                   40,097
                                             ------------
          MACHINERY -- 4.8%
  3,000   Amada Sonoike Co., Ltd. .........         7,467
  2,000   Hitachi Koki Co., Ltd. ..........         7,477
  2,000   Mitsubishi Heavy Industries,
            Ltd. ..........................         7,702
    300   Miura Co., Ltd. .................         4,508
  2,000   Nitto Electric Works, Ltd. ......        15,592
    600   Shinkawa Ltd. ...................        21,415
  2,000   Sintokogio, Ltd. ................         5,053
  2,000   Toshiba Tungaloy Co., Ltd. ......         6,068
                                             ------------
                                                   75,282
                                             ------------
          MEDIA -- 2.6%
  2,000   Tokyo Broadcasting System,
            Inc............................        40,294
                                             ------------
          METALS -- 0.3%
  1,000   Mitsubishi Cable Industries,
            Ltd. ..........................         1,644
  2,000   Ryobi Ltd. ......................         3,494
                                             ------------
                                                    5,138
                                             ------------
          MISCELLANEOUS FINANCIAL -- 2.3%
  4,000   Daiwa Securities Co., Ltd. ......        36,443
                                             ------------
          OFFICE MACHINERY -- 2.2%
  1,000   Fuji Photo Film Co., Ltd. .......        34,283
                                             ------------
          PAPER -- 0.9%
  2,000   Daio Paper Corp. ................        13,319
                                             ------------
          REAL ESTATE ASSETS -- 1.2%
  3,000   Daiwa Danchi Co., Ltd. ..........         8,228
  3,000   Sumitomo Realty & Development
            Co., Ltd. .....................        11,130
                                             ------------
                                                   19,358
                                             ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE -- 5.7%
  4,000   Itochu Corp. ....................  $     13,187
  2,000   Kasumi Co., Ltd. ................         9,693
  4,000   Marubeni Corp. ..................        10,369
  3,000   Mitsui & Co., Ltd. ..............        22,712
  3,000   Nissho Iwai Corp. ...............         2,874
  3,000   Sumitomo Corp. ..................        22,064
  2,000   Tokyu Store Chain Co., Ltd. .....         7,890
                                             ------------
                                                   88,789
                                             ------------
          SERVICES -- 1.8%
  2,000   Intec Inc. ......................        28,367
                                             ------------
          SOAPS & COSMETICS -- 0.5%
  2,000   Lion Corp. ......................         7,965
                                             ------------
          TELEPHONE -- 3.9%
      5   Nippon Telegraph and Telephone
            Corp. .........................        61,522
                                             ------------
          TEXTILES -- 0.3%
  2,000   Gunze Ltd. ......................         5,016
                                             ------------
          TRANSPORTATION -- 2.2%
  4,000   Tokyu Corp. .....................        11,271
      5   West Japan Railway Co. ..........        23,012
                                             ------------
                                                   34,283
                                             ------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS (CONTINUED)
          TRAVEL/ENTERTAINMENT -- 2.6%
    300   Heiwa Corp. .....................  $      9,496
    200   Nintendo Co., Ltd. ..............        31,897
                                             ------------
                                                   41,393
                                             ------------
          TOTAL INVESTMENTS (COST
            $1,156,612)(A) -- 95.7%........     1,501,004
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 4.3%............        67,245
                                             ------------
          TOTAL NET ASSETS -- 100.0%.......  $  1,568,249
                                             ============

---------------

* Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

Unrealized appreciation.....  $375,181
Unrealized depreciation.....   (30,789)
                              --------
Net unrealized
  appreciation..............  $344,392
                              ========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     During the past six months, we witnessed a change in leadership in the world equity markets. Concerned about an overheated stock market in the U.S., investors are shifting their assets overseas. The long-awaited recovery in small stocks, in particular, international small stocks, has finally materialized. Over this period, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(1), gained 16%. The Salomon Smith Barney World ex U.S. Extended Markets Index(2), another notable benchmark for international mid/small stocks, returned 12%. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East Standard Index (MSCI Standard EAFE)(3), rose 7%. Performance of the U.S. equity market, using the S&P 500 Index(4) as a proxy, was flat over this same period.

     During the second quarter, the low interest rate, low inflation environment provided a rejuvenating force for the financial markets. After close to two years of financial turmoil, countries in Asia and Latin America are finally beginning to recover. Markets around the world reacted positively to the brighter global economic prospects, resulting in healthy gains. However, this positive momentum was halted in the third quarter, when the fear over further increases in U.S. interest rates cast a shadow over global stocks.

     After enjoying spectacular growth in 1997 and 1998, the European markets have retreated and underperformed other developed countries thus far in 1999. The disappointing performance of the euro and concerns over rising interest rates prevented the markets from reaching higher levels. On the positive side, corporate restructurings and merger-and-acquisition activities are proceeding at record pace. This provided a revitalizing force to European stocks. For the six months ended September 30, 1999, European small stocks delivered gains of over 8%(5), as a result of strong domestic consumption and high investors' enthusiasm. Large companies returned 1%(5) over this period. Small stocks have outperformed large stocks consistently this year, signaling a solid and credible change in leadership. Value stocks continued to outperform growth stocks, though the pace has slackened slightly.

     The Japanese stock market experienced a dramatic turnaround this year. The market was buoyed by a higher-than expected GDP growth and increased confidence from both domestic and overseas investors. Small stocks, in particular, outperformed the broad market over this period. For the six months ending September 30, 1999, Japanese small stocks delivered an impressive gain of over 39%, and large stocks posted a 25% return. The Japanese yen also appreciated 11% against the U.S. dollar. The rising yen is already posing a threat to Japanese exporters because it makes their products less competitive globally. Investors are anticipating a halt in the strengthening of the yen in the 4th quarter.

     In the rest of Asia, there have been more concrete indications that the recession has bottomed out. Real estate prices have stabilized. Strong demand in the U.S. is also helping to boost Asian exports and hence industrial activities. Domestic consumption has also started to pick up. Several countries also reported a rebound in GNP. However, recoveries are still at an early stage and the pace of recovery will largely depend on the strength of the global economy. Fund flows from overseas investors and domestic government support pushed up the markets significantly in the second quarter. In the third quarter, the fear of rising interest rates and profit taking from investors put a dampening effect on the markets, and Asian stocks retreated. Over the last six months, small stocks for the Pacific ex Japan region gained over 35%, and large stocks were up over 12%.

     In Canada, domestic spending remained strong and investors' confidence remained high. Value stocks continued to outperform growth stocks during the last six months. As the world commodity prices stabilized, the Canadian dollar also strengthened. During this period, it appreciated close to 3% against the U.S. dollar. Over this period, performance of large stocks and small stocks were similar, with large stocks posting gains of over 14% and small stocks reaping returns of 16%.

     In the foreign exchange market, the U.S. dollar lost strength during the last six months, particularly against the Japanese yen. Among the currencies of the developed markets, the Japanese yen appreciated the most (over 11%) against the U.S. dollar. The New Zealand dollar suffered the largest depreciation (3%). As for the euro, it depreciated over 1% against the U.S. dollar.

PORTFOLIO REPORT

     The Fund follows a systematic and disciplined approach to international investing. The portfolio closely tracks the country and industry exposures of its benchmark, the Cazonive Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS), with diversification over 19 countries and over 400 holdings. As of September 30, 1999, the top 10 holdings accounted for about 15% of the total portfolio. Approximately 65% of the holdings were invested in Europe. Companies engaged in Retail and Wholesale and those involved in Electronic Components together represented 15% of the portfolio. The price-to-positive-earnings ratio of the portfolio was 15, and the median market capitalization of the holdings was approximately $330 million.

     For the six months ending September 30, 1999, the Fund outperformed its benchmark, the CRIexUS. Since inception, the Fund's performance has also exceeded that of its benchmark. The Manager strives to add value through bottom-up stock selection and avoid heavy bets on countries and industries. During the past six months, stock selection worked particularly well for European companies. In addition, value stocks outperformed growth stocks internationally over this period, and the portfolio benefited from its slight value exposure.

OUTLOOK

     We are optimistic about the prospects of international small stock investing. As the world economy stabilizes and continues on its growth path, small stocks will continue to be the main beneficiaries. Thus far in 1999, we have already seen encouraging growth from small stocks. In particular, international small stocks have emerged as one of the best performing asset classes. Over the long run, we believe international small stocks represent an attractive component in a diversified global portfolio.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Past performance is no guarantee of future results.

---------------
(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $3 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

(2) The Salomon Smith Barney World ex US EMI is an unmanaged broad-based index of non-US small/mid-capitalization companies. The Index includes 21 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and U.K. Investors cannot invest directly in any Index.

(3) Morgan Stanley Capital International Europe, Australasia and Far East Standard Index (MSCI Standard EAFE) is a standard, unmanaged foreign securities index representing major non-US stock markets as monitored by Morgan Stanley Capital International. Investors cannot invest directly in any Index.

(4) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

(5) Large stock returns are based on individual country and regional MSCI Standard Indices; small stock returns are based on individual country and regional CRIexUS.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS -- 97.2%
              AUSTRALIA -- 1.7%
              Chemicals -- 0.2%
     98,600   Ticor, Ltd.................  $     74,645
                                           ------------
              Construction
                Material -- 0.0%
      8,000   Adelaide Brighton, Ltd.....         3,770
          1   Henry Walker Group, Ltd....             1
                                           ------------
                                                  3,771
                                           ------------
              Electronics -- 0.0%
      7,400   Metal Manufactures, Ltd....         7,727
                                           ------------
              Financial
                Investments -- 0.3%
     54,565   Australian Foundation
                Investment Company,
                Ltd......................       103,164
     53,800   Orbital Engine Corp.,
                Ltd.*....................        21,418
                                           ------------
                                                124,582
                                           ------------
              Liquor & Tobacco -- 0.5%
     19,300   British American Tobacco
                Australasia, Ltd.........       211,607
                                           ------------
              Metals -- 0.2%
      8,200   Bougainville Copper,
                Ltd.*....................         1,017
     15,000   Consolidated Rutile,
                Ltd.*....................         6,657
     10,042   North, Ltd.................        21,299
     45,100   Pasminco, Ltd..............        50,037
                                           ------------
                                                 79,010
                                           ------------
              Oil Distribution -- 0.1%
     22,900   Caltex Australia, Ltd......        43,490
                                           ------------
              Real Estate Assets -- 0.1%
     13,067   Goldfields, Ltd............        11,939
     28,700   Mount Leyshon Gold Mines,
                Ltd......................        35,587
         73   Sons of Gwalia, Ltd........           229
                                           ------------
                                                 47,755
                                           ------------
              Travel/Entertainment -- 0.3%
     16,500   Spotless Group, Ltd........        50,073
     28,236   Village Roadshow, Ltd......        56,204
                                           ------------
                                                106,277
                                           ------------
                                                698,864
                                           ------------
              BELGIUM -- 1.5%
              Banking -- 0.8%
        210   Banque Nationale de
                Belgique.................       339,944
                                           ------------
              Construction
                Material -- 0.1%
        460   Glaverbel SA...............        48,990
                                           ------------
              Transportation -- 0.6%
      5,090   CMB Compagnie Maritime
                Belge SA.................       235,588
                                           ------------
                                                624,522
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CANADA -- 4.4%
              Airlines -- 0.2%
      9,800   Air Canada Corp.*..........  $     66,690
                                           ------------
              Banking -- 0.2%
      4,300   Laurentian Bank of
                Canada...................        64,669
                                           ------------
              Defense -- 0.1%
      5,600   SNC Group, Inc.............        43,063
                                           ------------
              Insurance -- 0.2%
        700   E-L Financial Corp.,
                Ltd......................        73,478
                                           ------------
              Media -- 0.8%
      2,400   Chum, Ltd. -- Class B......        62,879
        200   Hollinger, Inc.............         2,123
      6,400   Quebecor, Inc. -- Class
                B........................       154,611
      5,800   Torstar Corp. -- Class B...        62,954
      5,600   TVA Group, Inc. -- Class
                B........................        72,406
                                           ------------
                                                354,973
                                           ------------
              Metals -- 0.5%
      5,900   Dofasco, Inc...............       106,799
     15,900   Stelco, Inc. -- Class A....       110,906
                                           ------------
                                                217,705
                                           ------------
              Miscellaneous
                Financial -- 0.1%
      2,700   Fahnestock Viner Holdings,
                Inc. -- Class A..........        40,422
                                           ------------
              Oil -- 0.6%
        300   Cabre Exploration, Ltd.*...         3,032
      2,900   Chieftain International,
                Inc.*....................        54,468
     10,700   Gulf Canada Resources,
                Ltd.*....................        44,053
      2,600   Penn West Petroleum,
                Ltd.*....................        55,203
      7,700   Renaissance Energy,
                Ltd.*....................       110,038
        500   Ulster Petroleums, Ltd.*...         5,393
                                           ------------
                                                272,187
                                           ------------
              Oil Services -- 0.0%
        200   Precision Drilling
                Corp.*...................         4,627
                                           ------------
              Other Utilities -- 0.0%
      1,100   BC Gas, Inc................        20,398
                                           ------------
              Paper -- 0.6%
      8,400   Cascades, Inc..............        55,734
     13,600   Domtar, Inc................       140,212
     10,300   Nexfor, Inc................        61,331
                                           ------------
                                                257,277
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)
              Real Estate Assets -- 0.2%
      2,100   Brookfield Properties
                Co.......................  $     24,651
      6,200   Cambior, Inc...............        21,307
      4,482   Cambridge Shopping Centres,
                Ltd.*....................        24,248
                                           ------------
                                                 70,206
                                           ------------
              Retail/Wholesale -- 0.1%
      4,800   Emco, Ltd.*................        21,069
      2,500   Westburne, Inc.*...........        26,795
                                           ------------
                                                 47,864
                                           ------------
              Services -- 0.2%
        400   AGRA, Inc..................         2,858
      1,800   Hummingbird Communications,
                Ltd.*....................        40,300
      2,900   Open Text Corp.*...........        57,230
     23,200   Philip Services Corp.*.....         4,263
                                           ------------
                                                104,651
                                           ------------
              Telephone -- 0.5%
      1,096   Aliant, Inc................        16,408
      3,300   Cogeco, Inc................        47,159
      1,400   QuebecTel Group, Inc.......        15,005
      4,300   Shaw Communications,
                Inc. -- Class B..........       118,219
                                           ------------
                                                196,791
                                           ------------
              Travel/Entertainment -- 0.1%
      1,433   Corus Entertainment, Inc.--
                Class B*.................        23,166
                                           ------------
                                              1,858,167
                                           ------------
              DENMARK -- 2.2%
              Banking -- 0.4%
        500   Jyske Bank A/S.............        47,994
      1,575   Unidanmark A/S -- Class
                A........................       106,730
                                           ------------
                                                154,724
                                           ------------
              Construction
                Material -- 0.7%
     15,000   Aalborg Portland Holding
                A/S......................       311,603
                                           ------------
              Retail/Wholesale -- 0.6%
      6,100   Monberg & Thorsen Holding
                A/S......................       180,028
      5,000   Ostasiatiske Kompagni
                A/S*.....................        53,725
                                           ------------
                                                233,753
                                           ------------
              Transportation -- 0.5%
      1,800   J. Lauritzen Holding
                A/S*.....................       214,039
                                           ------------
                                                914,119
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FINLAND -- 4.4%
              Building -- 0.7%
      2,300   Kone Corp., Oyj............  $    303,000
                                           ------------
              Drugs -- 1.0%
     17,100   Orion Yhtyma OY -- Class
                A........................       409,755
                                           ------------
              Electronics -- 0.1%
        999   Instrumentarium OY -- Class
                A........................        33,514
                                           ------------
              Metals -- 0.7%
     23,700   Outokumpu Oyj..............       275,371
                                           ------------
              Paper -- 1.8%
     52,700   Mesta Serla OY -- Class
                B........................       474,256
     23,000   Stora Enso Oyj.............       304,960
                                           ------------
                                                779,216
                                           ------------
              Transportation -- 0.1%
     13,400   Neptun Maritime Oyj*.......        30,397
                                           ------------
                                              1,831,253
                                           ------------
              FRANCE -- 9.3%
              Banking -- 0.2%
     36,700   Comptoir des
                Entrepreneurs*...........        84,424
                                           ------------
              Building -- 1.2%
      4,400   Groupe GTM.................       486,402
                                           ------------
              Electronics -- 0.9%
      1,420   Sagem SA*..................       396,207
                                           ------------
              Financial
                Investments -- 2.7%
     22,947   Compagnies Europeennes
                Reunies SA...............       178,644
      1,462   Generali France
                Assurances...............       677,303
      3,422   Societe Fonciere,
                Financiere Et De
                Participations...........       256,930
                                           ------------
                                              1,112,877
                                           ------------
              Food -- 1.0%
        481   Bongrain SA................       184,465
         20   Carbonique (La)............        41,961
         35   Compagnie du Cambodge......        20,128
        466   Sucriere de Pithiviers Le
                Vieil....................       183,129
                                           ------------
                                                429,683
                                           ------------
              Household -- 0.8%
      5,599   Bertrand Faure SA..........       352,108
                                           ------------
              Liquor & Tobacco -- 0.9%
     17,175   Remy Cointreau.............       356,678
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FRANCE (CONTINUED)
              Media -- 0.5%
        163   Europe 1 Communication.....  $     50,342
      2,594   Gaumont SA.................       169,899
                                           ------------
                                                220,241
                                           ------------
              Retail/Wholesale -- 1.0%
      2,409   Fonciere Euris SA..........       269,383
      1,256   Monoprix SA................       141,789
                                           ------------
                                                411,172
                                           ------------
              Textiles -- 0.1%
      8,604   Dollfus-Mieg & Cie SA......        59,469
                                           ------------
                                              3,909,261
                                           ------------
              GERMANY -- 5.0%
              Autos -- 0.4%
     20,237   SAI Automotive AG..........       176,944
                                           ------------
              Construction
                Material -- 0.6%
      5,450   K & S AG...................        76,615
        998   Oberland Glas AG...........       161,555
                                           ------------
                                                238,170
                                           ------------
              Drugs -- 0.7%
      8,660   Merck KGAA.................       313,576
                                           ------------
              Insurance -- 0.8%
      5,600   DBV-Winterthur Holdings
                AG.......................       322,053
                                           ------------
              Liquor & Tobacco -- 0.7%
      1,060   Binding Brauerei AG........       234,809
        340   Holsten-Brauerei AG........        65,177
                                           ------------
                                                299,986
                                           ------------
              Machinery -- 1.4%
     21,080   IWKA AG....................       376,037
         85   Varta AG...................        11,021
     11,470   WMF-Wuerttembergische
                Metallwarenfabrik AG.....       182,010
                                           ------------
                                                569,068
                                           ------------
              Metals -- 0.3%
     12,240   Norddeutsche Affinerie
                AG.......................       130,355
                                           ------------
              Retail/Wholesale -- 0.1%
        270   Baywa AG...................        38,819
        900   Hornbach Baumarkt AG.......        23,962
                                           ------------
                                                 62,781
                                           ------------
                                              2,112,933
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HONG KONG -- 1.7%
              Aircraft -- 0.0%
      4,000   Hong Kong Aircraft
                Engineering Company,
                Ltd......................  $      7,261
                                           ------------
              Banking -- 0.1%
     68,000   JCG Holdings, Ltd..........        39,832
                                           ------------
              Electric Utilities -- 0.2%
     95,400   Hopewell Holdings..........        66,936
                                           ------------
              Electronics -- 0.2%
    220,000   Wong's International
                Holdings, Ltd............        70,807
                                           ------------
              Financial
                Investments -- 0.0%
    224,000   Chuang's Consortium
                International, Ltd.......        10,670
     84,000   Peregrine Investment
                Holdings, Ltd.* (a)......             0
                                           ------------
                                                 10,670
                                           ------------
              Food -- 0.0%
     61,000   Lam Soon Hong Kong*........        11,387
                                           ------------
              Miscellaneous
                Financial -- 0.0%
      8,000   Lee Hing Development,
                Ltd......................         2,317
                                           ------------
              Real Estate Assets -- 0.6%
    217,000   Chinese Estates Holdings,
                Ltd......................        35,480
    283,000   Mingly Corp................        54,650
     62,000   New Asia Realty & Trust
                Co.......................        87,802
     33,000   Realty Development Corp....        60,328
    121,000   USI Holdings, Ltd..........        15,733
     12,000   Wing On Co. International,
                Ltd......................         5,060
                                           ------------
                                                259,053
                                           ------------
              Retail/Wholesale -- 0.2%
     45,000   Dickson Concepts
                International, Ltd.......        35,050
     16,000   Jardine International Motor
                Holdings, Ltd............         7,776
     90,000   YGM Trading, Ltd...........        38,525
                                           ------------
                                                 81,351
                                           ------------
              Transportation -- 0.2%
      9,000   China Motor Bus Co.........        59,671
    100,000   China Travel International
                Investment Hong Kong,
                Ltd......................        13,003
     11,000   Orient Overseas
                International, Ltd.......         4,957
                                           ------------
                                                 77,631
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HONG KONG (CONTINUED)
              Travel/Entertainment -- 0.2%
    113,337   CDL Hotels International,
                Ltd......................  $     38,666
     86,000   Hongkong & Shanghai Hotels,
                Ltd......................        65,323
                                           ------------
                                                103,989
                                           ------------
                                                731,234
                                           ------------
              ITALY -- 7.2%
              Autos -- 0.1%
     20,250   Magneti Marelli SpA........        56,719
                                           ------------
              Banking -- 3.4%
     18,000   Banca Popolare di
                Bergamo..................       398,733
     44,000   Banca Popolare di Novara...       389,872
     56,000   Banca Toscana..............       248,696
     14,000   Italmobiliare SpA..........       380,201
                                           ------------
                                              1,417,502
                                           ------------
              Building -- 0.8%
    436,000   Impregilo SpA..............       329,678
                                           ------------
              Chemicals -- 0.5%
    276,820   Montefibre SpA.............       196,049
                                           ------------
              Electronics -- 0.5%
     67,000   Sorin Biomedica Group
                SpA......................       221,912
                                           ------------
              Food -- 0.7%
    216,000   Parmalat Finanziaria SpA...       289,848
                                           ------------
              Insurance -- 0.5%
     17,000   Toro Assicurazioni SpA.....       226,310
                                           ------------
              Media -- 0.7%
    422,000   Cofide SpA*................       269,655
     16,000   Locazione Attrezzature
                SpA......................        16,120
                                           ------------
                                                285,775
                                           ------------
                                              3,023,793
                                           ------------
              JAPAN -- 23.4%
              Autos -- 0.7%
      6,000   Aichi Machine Industry Co.,
                Ltd......................        15,723
     11,000   Kansei Corp................        38,021
      1,000   Nippon Seiki Co., Ltd......        15,498
     35,000   Nissan Shatai Co., Ltd.....        80,542
     26,000   U-Shin Ltd.................       125,034
                                           ------------
                                                274,818
                                           ------------
              Banking -- 0.7%
     28,000   First Credit Corp..........        84,421
      2,900   The Bank of Okinawa,
                Ltd......................        83,078

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Banking (continued)
     18,000   The Tochigi Bank, Ltd......  $    114,627
      4,000   The Tokushima Bank, Ltd....        29,868
                                           ------------
                                                311,994
                                           ------------
              Building -- 0.4%
      9,000   Footwork Construction
                Corp.....................        33,813
      9,000   Fukuda Corp................        32,545
      5,000   Maeda Road Construction
                Co., Ltd.................        31,935
     17,000   SXL Corp...................        55,886
      8,000   Tenox Corp.................        23,294
                                           ------------
                                                177,473
                                           ------------
              Chemicals -- 0.5%
     60,000   Ishihara Sangyo Kaisha,
                Ltd.*....................       112,147
     26,000   Tsurumi Soda Co., Ltd......        80,589
                                           ------------
                                                192,736
                                           ------------
              Construction
                Material -- 0.3%
     21,000   Kawagishi Bridge Works Co.,
                Ltd......................        82,448
     16,000   Okabe Co., Ltd.............        52,599
                                           ------------
                                                135,047
                                           ------------
              Drugs -- 1.0%
     18,000   Mikasa Seiyaku Co., Ltd....        81,997
     20,000   Nikken Chemicals Co.,
                Ltd......................        82,843
     15,000   Nippon Shinyaku Co.,
                Ltd......................        98,622
     13,000   Rohto Pharmaceutical Co.,
                Ltd......................       102,445
     18,000   Tsumura & Co...............        72,530
                                           ------------
                                                438,437
                                           ------------
              Electronics -- 2.7%
      6,100   Aiphone Co., Ltd...........       114,017
     26,000   Elna Co., Ltd..............        73,262
     10,000   FDK Corp.*.................        56,637
     14,000   Furuno Electric Co.,
                Ltd......................        64,433
      2,000   Hitachi Medical Corp.......        27,595
      3,000   Kel Corp...................        25,924
      1,500   Mimasu Semiconductor
                Industry Co., Ltd........        31,700
     13,000   New Japan Radio Co.,
                Ltd......................       126,988
     17,000   Nihon Inter Electronics
                Corp.....................        51,096
     15,000   Nippon Chemi-Con Corp......        71,572
     13,000   Nissho Corp................       137,977
     18,000   Shindengen Electric
                Manufacturing Co.,
                Ltd......................       119,868
     21,000   Sokkia Co., Ltd.*..........        47,339

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Electronics (continued)
      7,000   Toshiba TEC Corp...........  $     25,576
      8,000   Wako Electric Co., Ltd.....       146,525
                                           ------------
                                              1,120,509
                                           ------------
              Financial
                Investments -- 0.7%
     13,000   Central Leasing Co.,
                Ltd......................        61,052
     13,000   Kyosei Rentemu Co., Ltd....       109,893
      1,000   Kyushu Leasing Service Co.,
                Ltd.*....................         5,636
     16,000   Tokyo Leasing Co., Ltd.....       104,746
                                           ------------
                                                281,327
                                           ------------
              Food -- 0.6%
      1,900   Kita Kyushu Coca-Cola Co.,
                Ltd......................        87,445
      8,000   Marutai Co., Ltd...........        53,876
      2,000   Nichiwa Sangyo Co., Ltd....         5,542
      8,900   Shikoku Coca-Cola Bottling
                Co., Ltd.................       125,391
                                           ------------
                                                272,254
                                           ------------
              Household -- 1.1%
     35,000   Daiwa Seiko, Inc...........        80,870
      9,000   Mitsubishi Pencil Co.,
                Ltd......................        68,388
     14,000   Mizuno Corp................        47,339
     30,000   Pilot Corp.................       131,027
      9,000   Tenma Corp.................       132,801
                                           ------------
                                                460,425
                                           ------------
              Machinery -- 2.3%
     36,000   Amada Sonoike Co., Ltd.....        89,605
      8,000   Amatsuji Steel Ball
                Manufacturing Co.,
                Ltd......................        76,268
     45,000   Juki Corp..................       100,172
     11,000   Kawata Manufacturing Co.,
                Ltd......................       152,912
      6,000   KDK Corp...................        26,318
      8,000   Koken Ltd..................        51,847
     12,000   Miura Co., Ltd.............       180,338
      4,000   Seibu Electric & Machinery
                Co., Ltd.................         9,167
     18,000   Sintokogio, Ltd............        45,479
     22,000   Tokyo Kikai Seisakusho,
                Ltd......................       115,717
     38,000   Toshiba Tungaloy Co.,
                Ltd......................       115,285
                                           ------------
                                                963,108
                                           ------------
              Media -- 1.1%
      1,000   Asahi Broadcasting Corp....       102,379
      4,000   Bunkeido Co., Ltd..........        27,088
      1,000   Chubu-Nippon Broadcasting
                Co., Ltd.................         9,393

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Media (continued)
     20,000   Gakken Co., Ltd............  $     26,487
     53,000   Nippon Columbia Co.,
                Ltd......................       110,015
     20,000   Shochiku Co., Ltd.*........        95,805
     30,000   Toei Co., Ltd..............       100,595
                                           ------------
                                                471,762
                                           ------------
              Metals -- 0.6%
     14,000   Chubu Steel Plate Co.,
                Ltd......................        24,458
      8,000   Dowa Mining Co., Ltd.......        19,311
     11,000   Kurimoto, Ltd..............        29,446
     50,000   Mitsubishi Cable
                Industries, Ltd..........        82,185
      2,000   Nihon Electric Wire & Cable
                Co., Ltd.................         8,172
      5,000   Nittetsu Mining Co.,
                Ltd......................        14,981
     19,000   Ryobi Ltd..................        33,193
      6,000   Tonichi Cable, Ltd.........        18,316
      5,000   Toyokuni Electric Cable
                Co., Ltd.................        18,128
                                           ------------
                                                248,190
                                           ------------
              Miscellaneous
                Financial -- 0.1%
     13,000   Meiko National Securities
                Co., Ltd.*...............        34,800
                                           ------------
              Office Machinery -- 0.4%
     29,000   Asahi Optical Co., Ltd.....        95,879
     23,000   Nippon Typewriter Co.,
                Ltd......................        63,297
                                           ------------
                                                159,176
                                           ------------
              Oil Distribution -- 0.2%
     19,000   Yushiro Chemical Industry
                Co., Ltd.................        91,014
                                           ------------
              Other Utilities -- 0.0%
      6,000   Hokuriku Gas Co., Ltd......        16,907
                                           ------------
              Paper -- 0.2%
      6,000   Rengo Co., Ltd.............        38,829
      8,000   Tokushu Paper Manufacturing
                Co., Ltd.................        43,582
                                           ------------
                                                 82,411
                                           ------------
              Real Estate Assets -- 1.0%
     31,000   Azel Corp..................       123,748
     16,000   Fuji Corp., Ltd............        51,997
      5,000   Hosoda Corp................        18,785
     25,000   MDI Corp.*.................        85,942
      5,000   Recruit Cosmos Co., Ltd....        30,526
      2,000   Shinko Kosan, Ltd..........         6,575
     19,000   Starts Corp................        92,799
                                           ------------
                                                410,372
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Retail/Wholesale -- 4.3%
     11,000   Charle Co., Ltd............  $    126,049
     12,000   Chiyoda Co., Ltd...........        90,169
      7,000   Daiwa Co., Ltd.............        17,752
     18,000   Denkyosha Co., Ltd.........        85,548
      7,000   Eiden Co., Ltd.............        85,473
      1,000   Heiwado Co., Ltd...........         7,420
      6,500   Inaba Denkisangyo Co.,
                Ltd......................       106,230
     40,000   Joshin Denki Co., Ltd......       145,021
     11,000   Kansaidenpa Corp...........        73,356
     18,000   Kasumi Co., Ltd............        87,239
     20,300   Konaka Co., Ltd............       155,586
     10,000   Laox Co., Ltd..............       100,501
      1,000   Life Corp..................         5,053
     10,000   Lilycolor Co., Ltd.........        26,487
     25,000   Matsuyandenki Co., Ltd.....        90,639
      1,000   Nagano Tokyu Department
                Store Co., Ltd...........         4,039
     20,000   Nagasakiya Co., Ltd.*......        34,565
     44,000   Nichimo Co., Ltd...........        70,257
      3,000   Nishimatsuya Chain Co.,
                Ltd......................       111,866
      2,000   Sanshin Electronics Co.,
                Ltd......................        20,852
     18,000   Sogo Co., Ltd.*............        27,558
     31,000   Tokyu Store Chain Co.,
                Ltd......................       122,292
      3,000   U.Store Co., Ltd...........        27,051
     32,000   Uehara Sei Shoji Co.,
                Ltd......................       109,706
      3,000   Unik Co., Ltd..............        21,415
                                           ------------
                                              1,752,124
                                           ------------
              Services -- 2.8%
      4,000   Computer Engineering &
                Consulting Ltd...........       107,076
     14,000   Eikoh Inc..................        63,776
     10,000   Hitachi Information
                Systems, Ltd.............       363,493
     12,000   Horiuchi Color, Ltd........        90,169
     10,000   Intec, Inc.................       141,828
      3,100   Japan Maintenance Co.,
                Ltd......................        50,955
      9,000   Japan Process Development
                Co.......................       118,347
      1,800   Nippon Systemware Co.,
                Ltd......................       107,357
      2,000   Shingakukai Co., Ltd.......         9,017
     12,000   Tsuzuki Denki Co., Ltd.*...        95,805
      2,000   Yellow Hat, Ltd............        35,880
                                           ------------
                                              1,183,703
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
              Soap & Cosmetics -- 0.2%
     22,000   Sunstar Inc................  $     77,489
      3,000   Toho Chemical Industry Co.,
                Ltd......................         5,917
                                           ------------
                                                 83,406
                                           ------------
              Telephone -- 0.3%
         31   Okinawa Cellular Telephone
                Co.......................       142,674
                                           ------------
              Textiles -- 0.3%
     53,000   Gunze, Ltd.................       132,915
      1,000   Levi Strauss Japan
                Kabushiki Kaisha.........        10,801
                                           ------------
                                                143,716
                                           ------------
              Travel/Entertainment -- 0.9%
     11,000   Fuji Kyuko Co., Ltd........        34,095
     23,000   Kinki Nippon Tourist Co.,
                Ltd.*....................        78,851
      3,000   Nikkodo Co., Ltd...........        16,202
      4,000   Ohsho Food Service Corp....        63,870
     18,000   Seiyo Food Systems Inc.....        73,544
         93   Taito Corp.................       110,063
                                           ------------
                                                376,625
                                           ------------
                                              9,825,008
                                           ------------
              MALAYSIA -- 0.0%
              Durables -- 0.0%
        840   Silverstone BHD* (a).......             0
                                           ------------
              Travel/Entertainment -- 0.0%
     24,000   Rekapacific BHD*...........         2,905
                                           ------------
                                                  2,905
                                           ------------
              NETHERLANDS -- 5.0%
              Financial
                Investments -- 0.9%
     12,880   VIB NV.....................       362,817
                                           ------------
              Metals -- 2.1%
     15,129   Koninklijke Hoogovens NV...       858,781
                                           ------------
              Retail/Wholesale -- 0.3%
      5,900   Apothekers Cooperatie
                Opg-CV...................       129,439
                                           ------------
              Textiles -- 0.6%
      6,820   Gamma Holding NV...........       273,098
                                           ------------
              Transportation -- 1.1%
     17,070   Koninklijke Nedlloyd Groep
                NV.......................       473,573
                                           ------------
                                              2,097,708
                                           ------------
              NEW ZEALAND -- 0.2%
              Liquor & Tobacco -- 0.1%
     29,500   DB Group, Ltd..............        33,972
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              NEW ZEALAND (CONTINUED)
              Retail/Wholesale -- 0.1%
     31,200   Hallenstein Glasson
                Holdings, Ltd............  $     34,158
      1,900   Independent Newspapers,
                Ltd......................         6,721
                                           ------------
                                                 40,879
                                           ------------
                                                 74,851
                                           ------------
              NORWAY -- 1.3%
              Defense -- 0.5%
     11,000   Kvaerner ASA -- Class A....       219,936
                                           ------------
              Oil Services -- 0.3%
     12,500   Smedvig A/S -- Class A.....       138,669
                                           ------------
              Paper -- 0.5%
      5,800   Norske Skogindustrier
                ASA......................       189,661
                                           ------------
                                                548,266
                                           ------------
              SINGAPORE -- 1.2%
              Banking -- 0.3%
     22,000   Hong Leong Finance, Ltd....        36,872
      5,000   Industrial & Commercial
                Bank, Ltd................        10,938
     23,000   Keppel TatLee Bank, Ltd....        44,906
     26,000   Overseas Union Trust,
                Ltd.*....................        33,638
                                           ------------
                                                126,354
                                           ------------
              Building -- 0.2%
     31,000   Jack Chia-Mph, Ltd.........        14,493
     62,000   United Engineers, Ltd......        56,514
                                           ------------
                                                 71,007
                                           ------------
              Financial
                Investments -- 0.1%
     33,000   Times Publishing, Ltd......        59,384
                                           ------------
              Household -- 0.0%
     19,000   Hour Glass, Ltd............         7,654
                                           ------------
              Machinery -- 0.0%
      7,000   Prima, Ltd.................        15,807
                                           ------------
              Office Machinery -- 0.2%
     69,000   WBL Corp., Ltd.............        75,473
                                           ------------
              Real Estate Assets -- 0.1%
     56,000   Wing Tai Holdings, Ltd.....        44,458
                                           ------------
              Retail/Wholesale -- 0.2%
     46,000   Bonvests Holdings, Ltd.....        22,047
     22,000   Intraco, Ltd...............        16,043
     18,000   Isetan (Singapore), Ltd....        23,287
                                           ------------
                                                 61,377
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SINGAPORE (CONTINUED)
              Telephone -- 0.0%
      5,000   Wearnes International,
                Ltd......................  $      1,764
                                           ------------
              Transportation -- 0.1%
     12,000   Chuan Hup Holdings, Ltd....        10,726
     39,000   Neptune Orient Lines,
                Ltd......................        46,788
                                           ------------
                                                 57,514
                                           ------------
                                                520,792
                                           ------------
              SPAIN -- 2.0%
              Banking -- 0.1%
      4,580   Banco Zaragozano SA........        44,679
                                           ------------
              Construction
                Material -- 0.7%
      6,080   Cristaleria Espanola SA....       295,914
                                           ------------
              Paper -- 0.6%
     21,300   Tableros de Fibras
                SA -- Class B............       239,546
                                           ------------
              Transportation -- 0.6%
     34,620   Europistas Concesionaria
                Espanola SA..............       272,838
                                           ------------
                                                852,977
                                           ------------
              SWEDEN -- 2.2%
              Building -- 0.5%
     19,100   NCC AB -- A Shares.........       193,382
                                           ------------
              Financial
                Investments -- 0.6%
     13,400   Custos AB -- A Shares......       295,862
                                           ------------
              Metals -- 0.6%
     19,600   SSAB -- Series A...........       252,239
        800   SSAB -- Series B...........        10,198
                                           ------------
                                                262,437
                                           ------------
              Miscellaneous
                Financial -- 0.5%
      7,300   Oresund Investment AB......       190,564
                                           ------------
                                                942,245
                                           ------------
              SWITZERLAND -- 6.5%
              Defense -- 0.5%
      1,589   Oerlikon-Buhrle Holding
                AG.......................       214,962
                                           ------------
              Electric Utilities -- 0.2%
        100   Centralschweizerische
                Kraftwerke...............        84,967
                                           ------------
              Electronics -- 2.5%
        240   Ascom Holding AG...........       471,819
        930   Sulzer AG..................       587,535
                                           ------------
                                              1,059,354
                                           ------------
              Insurance -- 0.3%
        300   Berner Allgemeine
                Holdinggesellschaft......       116,955
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SWITZERLAND (CONTINUED)
              Machinery -- 2.1%
        420   Bucher Holding AG..........  $    344,268
        340   Schindler Holding AG.......       555,120
                                           ------------
                                                899,388
                                           ------------
              Services -- 0.9%
        320   SGS Societe Generale de
                Surveillance Holding
                SA.......................       359,115
                                           ------------
                                              2,734,741
                                           ------------
              UNITED KINGDOM -- 18.0%
              Building -- 2.1%
     75,000   Crest Nicholson plc........       166,131
     72,000   John Laing plc.............       390,711
    162,000   Wimpey (George) plc........       338,833
                                           ------------
                                                895,675
                                           ------------
              Chemicals -- 0.6%
     61,000   Wassall plc................       238,595
                                           ------------
              Construction
                Material -- 0.8%
     61,000   Cape plc...................        72,834
    185,000   Norcros plc................       243,742
                                           ------------
                                                316,576
                                           ------------
              Defense -- 0.6%
    153,000   Babcock International Group
                plc......................       263,315
                                           ------------
              Drugs -- 0.5%
    100,000   Medeva plc.................       222,332
                                           ------------
              Electronics -- 0.7%
     36,000   Cookson Group plc..........       121,541
     51,000   Oxford Instruments plc.....       175,543
                                           ------------
                                                297,084
                                           ------------
              Food -- 1.1%
     81,000   James Finlay plc...........        96,047
    134,000   Matthews (Bernard) plc.....       252,684
     62,500   Perkins Foods plc..........       121,974
                                           ------------
                                                470,705
                                           ------------
              Household -- 0.5%
     27,000   Avon Rubber plc............       226,778
                                           ------------
              Insurance -- 1.1%
     72,000   Jardine Lloyd Thompson
                Group plc................       303,557
     26,000   London Pacific Group,
                Ltd......................       135,952
                                           ------------
                                                439,509
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
              Liquor & Tobacco -- 1.2%
     55,666   Wolverhampton & Dudley
                Breweries plc............  $    517,972
                                           ------------
              Machinery -- 0.1%
     46,000   600 Group plc..............        51,515
                                           ------------
              Media -- 1.3%
         35   Cordiant Communications
                Group plc................           104
     89,000   Saatchi & Saatchi plc......       307,805
     40,000   Tempus Group plc...........       249,341
                                           ------------
                                                557,250
                                           ------------
              Metals -- 0.9%
     21,800   Delta plc..................        47,930
     32,000   Lonmin plc.................       337,285
                                           ------------
                                                385,215
                                           ------------
              Miscellaneous
                Financial -- 0.8%
     12,000   Intercapital plc...........         5,830
    118,000   Singer & Friedlander Group
                plc......................       308,992
                                           ------------
                                                314,822
                                           ------------
              Oil Distribution -- 0.7%
    110,000   Hunting plc................       290,760
                                           ------------
              Paper -- 0.4%
     31,000   British Polythene
                Industries plc...........       158,267
                                           ------------
              Retail/Wholesale -- 1.1%
     94,950   Iceland Group plc..........       460,519
                                           ------------
              Services -- 0.9%
     54,000   AMEC plc...................       220,553
    121,000   Dowding & Mills plc........        92,663
     16,046   MERANT plc*................        76,372
                                           ------------
                                                389,588
                                           ------------
              Textiles -- 1.3%
     48,000   Allied Textile Cos. plc....        74,308
     92,000   Baird (William) plc........       128,788
    385,000   Coats Viyella plc..........       350,316
                                           ------------
                                                553,412
                                           ------------
              Travel/Entertainment -- 1.3%
     51,000   Mansfield Brewery plc......       262,475
     97,000   Thistle Hotels plc.........       274,769
                                           ------------
                                                537,244
                                           ------------
                                              7,587,133
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              TOTAL COMMON STOCKS (COST
                $38,384,232) -- 97.2%....  $ 40,890,772
                                           ------------
              PREFERRED STOCKS -- 0.1%
              CANADA -- 0.1%
              Construction
                Material -- 0.1%
      1,900   Lafarge Canada, Inc.*......        57,925
                                           ------------
              TOTAL PREFERRED STOCKS
                (COST $66,774) -- 0.1%...        57,925
                                           ------------
              WARRANTS -- FOREIGN
                SECURITIES -- 0.0%
              SINGAPORE -- 0.0%
              Building -- 0.0%
      6,300   IPCO International Wts @
                1.30.....................         1,260
                                           ------------

              TOTAL INVESTMENTS (COST
                $38,451,006)
                (B) -- 97.3%.............    40,949,957
              OTHER ASSETS IN EXCESS OF
                LIABILITIES -- 2.7%......     1,124,016
                                           ------------
              TOTAL NET
                ASSETS -- 100.0%.........  $ 42,073,973
                                           ============

---------------

* Non-income producing security.

(a) Bankrupt security; valued by Management (Note 2).

(b) Represents cost for federal tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized
appreciation.............    $ 5,330,089
Unrealized
  depreciation...........     (2,831,138)
                             -----------
Net unrealized
  appreciation...........    $ 2,498,951
                             ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The performance gap between growth and value in the mid and small capitalization stock arena is at record levels. Over the trailing 12 months, the Russell 2500 Growth Index(1) has outperformed the Russell 2500 Value Index(2) by more than 31%. The graph below looks at the same spread over rolling 12-month horizons; it is clear that the current market environment along the value-growth dimension is indeed extreme. In fact, before the current period, the Russell 2500 Growth Index has never outperformed the Russell 2500 Value Index by more than 20% on a trailing 12-month basis.

                  RUSSELL 2500 VALUE-GROWTH PERFORMANCE SPREAD

                                   LINE GRAPH

     Because the Manager's stock selection models are based on fundamental analysis, they tend to produce better results when investors focus on the relationship between current company fundamentals and prices. The Fund's performance will generally suffer in environments, like the current one, in which the domination of growth stocks becomes extreme. In extreme growth environments, investors typically reward stocks for which current fundamentals are poor, but long-term earnings growth is expected to be far greater than the market. Because the Manager's stock selection process focuses on the identification of stocks with attractively priced current fundamentals and future expected earnings, the Fund's investment portfolio will have a moderate value bias.

PORTFOLIO REPORT

     During the six months ended September 30,1999, the Fund underperformed its benchmark, 90-day T-bills, by more than 8.5%. Three of the months during the period saw positive performance, but the trailing 6 months also included

April 1999 -- the worst single month in the history of the Fund. While risk factors and industry exposures marginally hurt the Fund's performance, stock selection accounted for the majority of the Fund's underperformance.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. This type of fund typically has a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Barr Rosenberg Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Small capitalization funds typically carry additional risks since smaller companies have experienced a greater degree of volatility than average.

     Past performance does not guarantee future results.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS -- 91.9%
          AIRCRAFT -- 1.4%
    100   Curtiss-Wright Corp...........  $       3,225
 39,900   Goodrich (B.F.) Co............      1,157,100
  1,200   Howmet International Inc.*....         16,800
  6,000   Sequa Corp., Class A*.........        378,000
                                          -------------
                                              1,555,125
                                          -------------
          AIRLINES -- 0.3%
  8,000   Alaska Air Group, Inc.*.......        325,500
  1,600   America West Holdings Corp.,
            Class B*....................         27,700
                                          -------------
                                                353,200
                                          -------------
          AUTOS -- 1.7%
  9,400   Amcast Industrial
            Corporation.................        125,138
 11,100   Arvin Industries, Inc.........        343,406
    700   Borg-Warner Automotive,
            Inc.........................         30,100
 33,000   Federal-Mogul Corp............        909,562
  9,400   Navistar International
            Corp.*......................        437,100
  2,200   PACCAR Inc....................        111,925
                                          -------------
                                              1,957,231
                                          -------------
          BANKING -- 4.2%
  2,500   Ambanc Holding Company,
            Inc.........................         39,531
  6,090   American Business Financial
            Services, Inc.*.............         73,080
  4,500   BNCCORP, Inc.*................         34,313
  8,858   BOK Financial Corporation*....        172,731
  1,200   BYL BanCorp...................         13,350
    630   California Independent
            BanCorp.....................         11,655
  3,200   Carver Bancorp, Inc.*.........         28,800
  3,500   Central Bancorp, Inc..........         60,375
  5,200   Central Financial Acceptance
            Corp.*......................         33,800
  8,600   Commercial Bank of New York...        101,050
  4,600   Community Financial Corp......         40,825
  7,500   CORUS Bankshares, Inc.........        192,188
  1,600   First Bancshares, Inc.........         17,600
  1,100   First Citizens BancShares,
            Inc., Class A...............         84,425
  1,800   First Keystone Financial,
            Inc.........................         22,613
    800   First Republic Bank*..........         21,200
  3,200   Flagstar Bancorp, Inc.........         49,200
  1,100   Franklin Bank NA..............          7,975
  6,200   Hawthorne Financial Corp.*....         82,925
  1,200   Independent Bank Corp.,
            Michigan....................         18,375
    300   Iroquois Bancorp, Inc.........          5,175
    800   ITLA Capital Corporation*.....         11,800
  6,600   JSB Financial, Inc............        377,849
  1,400   Kankakee Bancorp, Inc.........         35,700
    117   M&T Bank Corporation..........         53,703
 14,500   New Century Financial
            Corp.*......................        255,563

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          BANKING (CONTINUED)
  3,000   North Central Bancshares,
            Inc.........................  $      49,875
 61,800   Pacific Century Financial
            Corp........................      1,263,037
  1,210   PVF Capital Corp..............         17,848
  7,900   Quaker City Bancorp, Inc.*....        136,275
  4,600   Student Loan Corp.............        188,313
  4,200   TFC Enterprises, Inc.*........         11,550
  8,000   UMB Financial Corp............        333,999
 31,600   UST Corp......................        971,699
  3,000   Wainwright Bank & Trust Co....         22,125
    900   Washington Savings Bank FSB...          3,263
                                          -------------
                                              4,843,785
                                          -------------
          BUILDING -- 0.7%
  5,600   AMREP Corp.*..................         32,200
  9,700   Baker (Michael) Corp.*........         53,956
    900   Liberty Homes, Inc., Class
            A...........................          5,738
  7,000   M.D.C. Holdings, Inc..........        113,313
  4,800   M/I Schottenstein Homes,
            Inc.........................         79,200
  3,300   Meadow Valley Corp.*..........         14,438
    700   MYR Group Inc.................         15,750
  5,500   Perini Corp.*.................         19,250
 11,100   Skyline Corp..................        285,130
  4,800   U.S. Home Corp.*..............        133,500
 12,400   Washington Homes, Inc.*.......         65,100
                                          -------------
                                                817,575
                                          -------------
          CHEMICALS -- 3.4%
 11,300   Bairnco Corp..................         79,100
  5,500   ChemFirst, Inc................        150,219
  2,700   Dexter Corp...................        100,744
 27,200   Ferro Corp....................        579,700
  7,300   Fuller (H. B.) Co.............        444,388
 50,000   Hercules, Inc.................      1,431,249
 15,300   ICO, Inc......................         26,775
 35,500   Lubrizol Corp.................        911,906
 11,900   USEC Inc......................        121,975
                                          -------------
                                              3,846,056
                                          -------------
          CONSTRUCTION MATERIAL -- 1.5%
  8,300   Ameron International Corp.....        389,581
  1,200   Continental Materials
            Corp.*......................         27,600
  6,300   Donnelly Corp.................         88,594
 11,600   Florida Rock Industries,
            Inc.........................        403,100
  4,000   Johns Manville Corp...........         53,000
 25,000   Lafarge Corp..................        803,125
    300   Oil-Dri Corporation of
            America.....................          4,369
    200   United States Lime & Minerals,
            Inc.........................          1,200
                                          -------------
                                              1,770,569
                                          -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          DEFENSE -- 0.1%
  6,600   Herley Industries, Inc.*......  $      94,050
  1,300   Orbit International Corp.*....            731
  8,400   SPACEHAB, Inc.*...............         40,950
                                          -------------
                                                135,731
                                          -------------
          DRUGS -- 7.1%
 15,000   Alpharma, Inc., Class A.......        529,688
 23,900   Ariad Pharmaceuticals,
            Inc.*.......................         17,178
 31,200   Bausch & Lomb Inc.............      2,057,249
  5,300   Biosite Diagnostics Inc.*.....         48,197
 19,100   Cambrex Corp..................        504,956
 10,200   ChiRex, Inc.*.................        263,288
    100   Genzyme Corp.*................          4,506
  5,300   Hi-Tech Pharmacal Co.,
            Inc.*.......................         24,844
  8,900   Hycor Biomedical Inc.*........         10,569
 32,200   ImmuLogic Pharmaceutical
            Corp........................          7,044
  1,000   IVC Industries, Inc.*.........          4,750
 50,500   Mallinckrodt Inc..............      1,524,469
  1,000   Medicis Pharmaceutical
            Corp.*......................         28,500
 23,100   MedImmune, Inc.*..............      2,302,058
  2,299   New Brunswick Scientific Co.,
            Inc.*.......................         13,938
  5,600   PDK Labs Inc.*................         24,850
  7,900   Quidel Corp.*.................         34,563
 21,600   Roberts Pharmaceutical
            Corp.*......................        653,400
  2,500   Weider Nutrition
            International, Inc..........          7,969
                                          -------------
                                              8,062,016
                                          -------------
          DURABLES -- 0.2%
  3,800   Whirlpool Corp................        248,188
                                          -------------
          ELECTRIC UTILITIES -- 1.5%
 64,900   Conectiv, Inc.................      1,273,663
 24,400   Public Service Co. of New
            Mexico......................        445,300
                                          -------------
                                              1,718,963
                                          -------------
          ELECTRONICS -- 7.5%
  5,300   American Technical Ceramics
            Corporation*................         41,075
  2,500   Cabletron Systems, Inc.*......         39,219
  4,800   Cobra Electronics Corp.*......         15,300
 18,600   CTS Corp......................      1,069,499
 11,800   Datascope Corp.*..............        414,475
  4,100   Datron Systems Inc.,
            California*.................         22,294
  3,900   Diodes Inc.*..................         22,425
  2,900   EMS Technologies, Inc.*.......         34,800
    800   Fischer Imaging Corp.*........            750
  1,050   Fossil, Inc.*.................         28,416
 21,200   Haemonetics Corp.*............        417,375
 32,100   International Rectifier
            Corp.*......................        489,525
    500   Isco, Inc.....................          2,250

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
    800   K-Tron International, Inc.*...  $      11,900
 11,200   Keithley Instruments, Inc.....        158,900
  1,800   Kewaunee Scientific Corp......         18,225
  3,700   Laserscope*...................          3,816
  1,800   Medical Action Industries
            Inc.*.......................          4,950
    900   Medstone International,
            Inc.*.......................          5,850
  1,300   Merrimac Industries, Inc.*....          6,825
 18,600   MicroTel International,
            Inc.*.......................          4,278
  4,300   Mine Safety Appliances Co.....        270,900
  2,100   Moore Products Co.............         47,513
  4,200   Orbital Sciences Corp.*.......         73,500
 19,000   PMC-Sierra, Inc.*.............      1,757,499
 13,100   Porta Systems Corp.*..........         13,100
  2,700   Salient 3 Communications,
            Inc.*.......................         14,513
  5,200   SDL, Inc.*....................        396,825
 11,400   Spacelabs Medical, Inc.*......        172,425
  1,000   Span-America Medical Systems,
            Inc.........................          3,500
 27,800   Syntellect Inc.*..............         62,550
  9,600   Tektronix, Inc................        321,600
  2,700   ThermoQuest Corp.*............         27,338
 41,200   U.S. Industries, Inc..........        648,900
  3,100   Vertex Communications
            Corp.*......................         34,681
 23,000   Vishay Intertechnology,
            Inc.*.......................        546,250
  8,500   VISX, Inc.*...................        672,296
  3,300   Wegener Corp.*................          8,869
  9,500   Xilinx, Inc.*.................        622,547
    600   Xomed Surgical Products,
            Inc.*.......................         34,200
                                          -------------
                                              8,541,153
                                          -------------
          FINANCIAL INVESTMENTS -- 0.4%
  4,000   Amplicon, Inc.................         48,500
  2,100   Berkshire Bancorp Inc.........         79,799
  2,100   Echelon International
            Corp.*......................         52,106
  6,900   HPSC, Inc.*...................         75,038
  6,300   International Aircraft
            Investors*..................         42,131
  8,700   IPI, Inc.*....................         22,294
    100   PLM International, Inc.*......            463
  5,800   PS Group Holdings, Inc........         61,625
  3,100   REFAC*........................         13,175
 10,600   Sunrise International Leasing
            Corp.*......................         53,000
 16,400   Vari-Lite International,
            Inc.*.......................         16,400
                                          -------------
                                                464,531
                                          -------------
          FOOD -- 1.2%
 17,100   Corn Products International,
            Inc.........................        520,482
    860   Farmer Brothers Co............        142,760
  2,900   Fresh Foods, Inc.*............         19,394
  4,500   Pepsi Bottling Group, Inc.....         76,781
 13,600   Ralcorp Holdings, Inc.*.......        240,550

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          FOOD (CONTINUED)
    700   Scope Industries..............  $      41,825
    520   Seaboard Corp.................        112,320
 11,500   Triarc Companies*.............        246,531
                                          -------------
                                              1,400,643
                                          -------------
          HEALTH -- 0.4%
  2,300   Advocat, Inc.*................          2,300
 17,400   Diagnostic Health Services,
            Inc.*.......................          4,002
    700   Hooper Holmes, Inc............         17,938
 20,400   Innovative Clinical Solutions,
            Ltd.*.......................         15,300
  7,600   Laser Vision Centers, Inc.*...        106,638
  2,500   National Home Health Care
            Corp.*......................          9,766
 35,900   NovaCare, Inc.*...............         42,631
  1,600   PMR Corporation*..............          4,600
  8,800   Quest Diagnostics Inc.*.......        228,799
  4,800   UniHolding Corp.*.............         12,000
                                          -------------
                                                443,974
                                          -------------
          HOUSEHOLD -- 2.4%
  4,700   Aldila, Inc.*.................          5,875
  5,300   American Biltrite Inc.........         87,450
 22,300   Armstrong World Industries,
            Inc.........................      1,002,105
  1,200   Brunswick Corp................         29,850
 12,100   Catalina Lighting, Inc.*......         49,913
  3,100   Daktronics, Inc.*.............         49,988
  1,300   Detrex Corp.*.................          6,094
    200   Educational Insights, Inc.*...            400
 12,600   Gundle/SLT Environmental,
            Inc.*.......................         37,800
 31,900   Kimball International, Inc.,
            Class B.....................        614,074
  1,000   Michael Anthony Jewelers,
            Inc.*.......................          2,938
  5,500   Myers Industries, Inc.........         97,625
  7,600   National Service Industries,
            Inc.........................        239,400
  4,800   Patrick Industries, Inc.......         60,900
    200   Pubco Corp.*..................          1,650
  2,600   Pulaski Furniture Corp........         39,325
  6,600   Quixote Corp..................         99,000
  4,300   Reunion Industries, Inc.*.....         11,019
  9,800   Rotonics Manufacturing Inc....         12,250
  4,900   Russ Berrie & Co., Inc........        102,594
  1,400   SL Industries, Inc............         19,950
  1,100   Summa Industries Inc.*........         14,094
  3,400   Trans-Lux Corp................         19,975
  5,200   UFP Technologies, Inc.*.......         16,900
  2,000   West Pharmaceutical Services,
            Inc.........................         75,875
                                          -------------
                                              2,697,044
                                          -------------
          INSURANCE -- 2.2%
  5,700   Chicago Title Corp............        227,644
 23,100   Everest Reinsurance Holdings,
            Inc.........................        550,068

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
  9,000   InterContinental Life
            Corp.*......................  $      90,000
  4,200   Kaye Group Inc................         35,175
  6,600   Liberty Financial Companies,
            Inc.........................        144,788
    400   Midland Co....................          8,400
    600   Mobile America Corp...........          1,444
  2,000   National Western Life
            Insurance, Class A*.........        169,500
    800   PacifiCare Health Systems,
            Inc., Class A*..............         34,600
  9,250   PMI Group, Inc................        378,094
 22,300   Seibels Bruce Group, Inc.*....         66,900
  5,600   Standard Management Corp.*....         32,900
 24,500   Trigon Healthcare, Inc.*......        707,437
    100   White Mountains Insurance
            Group Inc...................         13,563
                                          -------------
                                              2,460,513
                                          -------------
          LIQUOR & TOBACCO -- 1.1%
 21,200   Coors (Adolph) Co., Class B...      1,147,450
 13,500   Golden State Vintners,
            Inc.*.......................         64,125
                                          -------------
                                              1,211,575
                                          -------------
          MACHINERY -- 9.2%
  8,300   Acme Electric Corp.*..........         47,725
  5,300   Amistar Corp.*................          8,613
 14,600   Ampco-Pittsburgh Corp.........        197,100
  6,900   Astec Industries, Inc.*.......        166,463
  7,700   Boots & Coots International
            Well Control, Inc.*.........          3,369
  3,200   Briggs & Stratton Corp. ......        186,800
 13,363   Brown & Sharpe Manufacturing
            Co.*........................         31,737
  2,100   Butler Manufacturing Co. .....         55,125
 21,900   Cummins Engine Company,
            Inc. .......................      1,090,893
  8,000   Dayton Superior Corp.*........        136,000
  2,500   Edison Control Corp.*.........         14,063
  7,200   Farrel Corp. .................         12,600
    700   Federal Screw Works...........         31,675
  9,700   Gencor Industries, Inc. ......         61,231
  5,800   Genesis Worldwide Inc. .......         30,088
 17,900   Gerber Scientific, Inc. ......        400,513
 31,600   Griffon Corporation*..........        252,800
  3,800   Laser Power Corp.*............         11,519
  3,400   Lincoln Electric Holdings,
            Inc. .......................         70,975
  5,300   Maxco, Inc.*..................         41,075
  5,100   MFRI, Inc.*...................         24,863
    700   Mueller (Paul) Co.............         22,400
 18,300   Novellus Systems, Inc.*.......      1,234,105
  1,000   P & F Industries, Inc.*.......          8,500

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
  2,000   Peerless Manufacturing Co.....  $      21,250
 20,100   Pentair, Inc. ................        806,512
 10,300   Pitt-Des Moines, Inc. ........        225,956
 39,100   Premark International,
            Inc. .......................      1,974,549
  1,700   Q.E.P. Company, Inc.*.........         12,538
  1,900   Quipp, Inc. ..................         30,400
 31,000   Snap-on Inc. .................      1,007,499
  9,300   Starrett (L.S.) Co., Class
            A...........................        231,338
  6,600   Tecumseh Products Co., Class
            B...........................        297,825
 27,600   Teleflex, Inc. ...............      1,090,199
 18,800   Trinity Industries, Inc. .....        580,450
  4,600   UNIFAB International, Inc.*...         37,088
                                          -------------
                                             10,455,836
                                          -------------
          MEDIA -- 4.9%
  1,500   Banta Corp....................         33,469
 12,400   Chris-Craft Industries,
            Inc.*.......................        695,950
  3,400   Courier Corp. ................         81,600
 22,000   Four Media Co.*...............        115,500
  1,175   Grey Advertising Inc. ........        432,400
  9,100   Houghton Mifflin Co...........        369,688
 58,400   King World Productions,
            Inc.*.......................      2,189,999
 10,500   Media General, Inc., Class
            A...........................        538,125
  5,600   Outlook Group Corp.*..........         23,450
 10,700   Standard Register Co..........        251,450
 12,400   TMP Worldwide Inc.*...........        754,850
  3,900   Todd-AO Corp. ................         58,500
  1,200   True North Communications
            Inc. .......................         43,650
                                          -------------
                                              5,588,631
                                          -------------
          METALS-- 1.2%
  4,700   Atchison Casting Corp.*.......         43,181
    900   Foster (L.B.) Co.*............          4,331
  4,700   Insteel Industries, Inc. .....         42,300
  6,800   Lindberg Corp. ...............         62,050
  8,200   Quanex Corp. .................        210,125
  5,900   Reliance Steel & Aluminum
            Co..........................        123,900
 16,800   Steel Technologies Inc. ......        195,300
  7,500   Stillwater Mining Company*....        201,563
 33,800   Walter Industries, Inc.*......        456,300
  7,800   Webco Industries, Inc.*.......         22,913
                                          -------------
                                              1,361,963
                                          -------------
          MISCELLANEOUS FINANCIAL --0.7%
  1,200   American Physicians Services
            Group, Inc.*................          5,400
  6,500   Atalanta Sosnoff Capital
            Corp. ......................         46,313
    500   Dain Rauscher Corp. ..........         24,500
  1,500   Eaton Vance Corp. ............         48,000

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          MISCELLANEOUS FINANCIAL
            (CONTINUED)
  2,400   Federated Investors, Inc. ....  $      41,400
  6,700   Freedom Securities Corp. .....         90,450
  6,900   Hambrecht & Quist Group*......        337,668
  2,900   John Nuveen Co., Class A......        108,569
 15,900   Maxcor Financial Group
            Inc.*.......................         45,713
    700   Raymond James Financial
            Corp. ......................         13,956
     99   Stifel Financial Corp. .......            885
                                          -------------
                                                762,854
                                          -------------
          OFFICE MACHINERY -- 2.2%
 11,000   Advanced Digital Information
            Corp.*......................        305,937
 17,700   Asante Technologies, Inc.*....         35,400
 10,700   Autologic Information
            International, Inc.*........         30,763
 22,000   Baldwin Technology Company,
            Inc., Class A*..............         52,250
  1,000   Boundless Corp.*..............          4,063
  4,598   CSP Inc.*.....................         26,439
  5,000   Dataram Corp.*................         53,750
 10,000   GENICOM Corp.*................          7,813
  3,900   Imation Corp.*................        120,899
  4,400   Interphase Corp.*.............        102,850
 11,700   Key Tronic Corp.*.............         49,725
 51,400   NCR Corp.*....................      1,699,412
     62   Pinnacle Systems, Inc.*.......          2,627
 12,600   Scan-Optics, Inc.*............         35,438
                                          -------------
                                              2,527,366
                                          -------------
          OIL -- 2.1%
 19,000   Apache Corp...................        820,562
 13,400   Cabot Oil & Gas Corp., Class
            A...........................        231,150
    330   Columbus Energy Corp.*........          1,733
 12,900   Equity Oil Co.*...............         19,350
     99   Greka Energy Corp.*...........          1,040
  2,800   Louis Dreyfus Natural Gas
            Corp.*......................         60,025
  6,300   Maynard Oil Co.*..............         63,788
 20,800   Murphy Oil Corp...............      1,124,499
 10,100   Panaco, Inc.*.................          4,734
 11,000   Parallel Petroleum Corp.*.....         22,688
 20,700   Tipperary Corp.*..............         32,344
                                          -------------
                                              2,381,913
                                          -------------
          OIL -- INTERNATIONAL -- 0.1%
  7,200   Holly Corp....................        108,000
                                          -------------
          OIL DISTRIBUTION -- 2.1%
  5,100   Castle Energy Corp............         86,700
  4,800   Getty Petroleum Marketing
            Inc.*.......................         13,200
 33,300   Huntway Refining Co.*.........         58,275

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          OIL DISTRIBUTION (CONTINUED)
 29,200   Pennzoil-Quaker State Co......  $     368,650
 14,600   Quaker Chemical Corp..........        242,725
 13,600   Tesoro Petroleum Corp.*.......        224,400
 53,500   Ultramar Diamond Shamrock
            Corp........................      1,364,250
                                          -------------
                                              2,358,200
                                          -------------
          OIL SERVICES -- 0.7%
 20,200   Oceaneering International,
            Inc.*.......................        339,612
 15,000   Petroleum Development
            Corp.*......................         67,500
  6,100   Pool Energy Services Co.*.....        150,213
 20,600   Seitel, Inc.*.................        200,850
                                          -------------
                                                758,175
                                          -------------
          OTHER UTILITIES -- 0.8%
  2,600   Clean Harbors, Inc.*..........          3,738
 10,000   Equitable Resources, Inc......        378,124
  7,100   Harding Lawson Associates
            Group*......................         55,913
  4,200   National Fuel Gas Co..........        198,188
  4,300   Peoples Energy Corp...........        151,306
  2,800   Southwest Gas Corp............         75,425
  4,100   Virginia Gas Co...............         16,144
  5,700   Weston (Roy F.), Inc., Class
            A*..........................         14,250
                                          -------------
                                                893,088
                                          -------------
          PAPER -- 1.2%
 19,700   ACX Technologies, Inc.*.......        187,150
    500   Badger Paper Mills, Inc.*.....          3,375
  5,900   Baltek Corp.*.................         45,725
  1,500   Carmel Container Systems,
            Ltd.*.......................         11,438
 25,400   Louisiana-Pacific Corp........        396,875
  1,000   Lynch Corp.*..................         26,625
 12,200   Mead Corp.....................        419,374
 15,300   Rock-Tenn Co., Class A........        220,894
  3,200   Universal Forest Products,
            Inc.........................         41,800
                                          -------------
                                              1,353,256
                                          -------------
          REAL ESTATE ASSETS -- 1.9%
    700   Arden Realty, Inc.............         15,225
 11,500   Bridgestreet Accommodations,
            Inc.*.......................         33,781
 12,100   Castle & Cooke, Inc.*.........        186,038
 12,100   CBL & Associates Properties,
            Inc.........................        295,693
 10,400   Commercial Assets, Inc........         53,950
    900   Cornerstone Realty Income
            Trust.......................          8,100
  1,800   Corporate Office Properties
            Trust.......................         13,613
  1,600   DeWolfe Companies, Inc........         10,800
  4,900   Excel Legacy Corp.*...........         20,519
  2,400   Forest City Enterprises, Inc.,
            Class A.....................         53,550
  1,200   G&L Realty Corp...............         10,575
 10,100   LNR Property Corp.............        205,788
  2,700   Mays (J.W.), Inc.*............         14,344

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          REAL ESTATE ASSETS (CONTINUED)
 38,040   New Plan Excel Realty Trust...  $     677,587
  7,800   Pan Pacific Retail Properties,
            Inc.........................        132,600
 11,400   Price Enterprises, Inc.*......         89,419
  6,000   Prime Group Realty Trust......         90,000
 15,400   Westfield America, Inc........        213,674
    400   Wilshire Oil Company of
            Texas*......................          1,700
                                          -------------
                                              2,126,956
                                          -------------
          RETAIL/WHOLESALE -- 7.5%
  6,450   Aceto Corp....................         70,144
  7,400   Allou Health & Beauty, Class
            A*..........................         39,775
 10,800   American Eagle Outfitters,
            Inc.*.......................        523,124
 11,400   Andrx Corp.*..................        667,255
  4,600   Arden Group, Inc., Class A*...        179,400
 38,500   Audiovox Corp., Class A*......        673,749
    600   Avnet, Inc....................         25,200
 52,700   BJ's Wholesale Club, Inc.*....      1,557,943
  5,400   Boise Cascade Corp............        196,763
 11,500   Burlington Coat Factory
            Warehouse Corp..............        227,125
  9,800   Cache, Inc.*..................         34,300
  5,800   Capital Associates, Inc.*.....         17,219
  9,500   Catherines Stores Corp.*......        124,688
  4,900   CellStar Corp.*...............         36,750
  5,100   Charming Shoppes, Inc.*.......         26,138
  6,300   DEB Shops, Inc................        122,850
 20,700   Drug Emporium, Inc.*..........        139,725
 21,900   EZCORP, Inc., Class A.........        114,975
 21,100   Family Dollar Stores, Inc.....        445,738
 47,100   Filene's Basement Corp.*......         42,684
    800   Foodarama Supermarkets,
            Inc.*.......................         23,600
  3,200   Footstar, Inc.*...............        112,800
 14,700   Friedman's, Inc., Class A.....        129,544
  7,600   Hahn Automotive Warehouse,
            Inc.*.......................          9,500
  7,400   Hughes Supply, Inc............        160,950
  3,500   IIC Industries Inc.*..........         35,000
  1,500   Johnson Worldwide Associates,
            Inc., Class A*..............         13,406
 11,100   Katy Industries, Inc..........        133,200
 14,900   Loehmann's, Inc.*.............          1,937
  3,100   Longs Drug Stores Corp........         92,613
 23,500   Micro Warehouse, Inc.*........        283,469
  3,400   Moore Medical Corp.*..........         26,350
  2,500   National Record Mart, Inc.*...          8,750
 11,400   NCS HealthCare, Inc., Class
            A*..........................         29,925
    500   Noland Co.....................          9,500
  1,700   Programmer's Paradise,
            Inc.*.......................         11,369
  3,675   Rag Shops, Inc.*..............          7,350
  5,200   Reeds Jewelers, Inc.*.........         17,550

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
 14,000   REX Stores Corp.*.............  $     434,000
 24,500   Ruddick Corp..................        388,938
 14,700   Savoir Technology Group,
            Inc.*.......................        124,031
  2,000   Speizman Industries, Inc.*....          8,500
  5,500   Spiegel, Inc., Class A*.......         55,688
  3,900   Sport Chalet, Inc.*...........         17,063
 10,400   Strouds, Inc.*................         25,675
 10,700   Syms Corp.*...................         79,581
  3,000   The Sportsman's Guide,
            Inc.*.......................         12,000
 22,200   Today's Man, Inc.*............         19,425
  2,700   Village Supermarket, Inc.,
            Class A*....................         36,788
  2,300   Western Beef, Inc.*...........         19,047
 26,700   Zale Corp.*...................      1,022,943
                                          -------------
                                              8,616,037
                                          -------------
          SERVICES -- 10.8%
 40,000   AC Nielsen Corp.*.............        907,499
  8,500   Adept Technology, Inc.*.......         61,625
  6,550   Advent Software, Inc.*........        407,738
  2,100   American Vantage Companies*...          1,706
 11,700   Angelica Corp.................        134,550
  1,700   Ardent Software, Inc.*........         45,794
 15,100   Avant! Corp.*.................        269,441
 10,400   BISYS Group, Inc.*............        487,824
 10,200   BroadVision, Inc.*............      1,357,237
  3,000   Building One Services
            Corp.*......................         36,563
  2,600   Castle Dental Centers,
            Inc.*.......................          7,475
 11,400   CDI Corp.*....................        311,363
  4,100   Corrpro Companies, Inc.*......         24,600
  3,700   Craig Corp.*..................         24,513
  1,700   DataTRAK International
            Inc.*.......................          6,747
 12,100   Dataware Technologies,
            Inc.*.......................         29,494
  2,900   Diehl Graphsoft, Inc.*........         12,144
 28,900   Employee Solutions, Inc.*.....         27,997
  1,100   Entrust Technologies Inc.*....         24,681
  3,000   Esquire Communications
            Ltd.*.......................          2,156
 14,400   Exponet, Inc.*................         72,000
  4,400   GZA GeoEnvironmental
            Technologies, Inc.*.........         17,600
 13,600   Headway Corporate Resources,
            Inc.*.......................         61,200
  5,500   Infinium Software, Inc.*......         27,500
 10,200   InfoCure Corp.*...............        192,525
  2,600   INTERLINQ Software Corp.*.....          9,750
 15,600   Kelly Services, Inc., Class
            A...........................        469,949
    100   Korn/Ferry International*.....          2,306
  2,200   Loronix Information
            Systems*....................         25,300
  7,500   Made2Manage Systems, Inc.*....         60,938
    200   Marlton Technologies, Inc.*...            425
 47,600   Mentor Graphics Corp.*........        407,575

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
 10,200   Mercury Interactive Corp.*....  $     658,537
    400   Micromuse Inc.*...............         25,700
  4,200   Monro Muffler Brake, Inc.*....         28,088
 21,800   Morrison Knudsen Corp.*.......        224,813
  5,600   Olsten Corp...................         58,450
  2,900   Opinion Research Corp.*.......         12,325
  6,200   Outsource International,
            Inc.*.......................          6,200
 33,100   ProMedCo Management Co.*......        109,644
    300   Sanchez Computer
            Associates*.................         10,538
 22,500   Siebel Systems, Inc.*.........      1,499,062
 17,000   Simione Central Holdings,
            Inc.*.......................         24,438
  5,000   StarTek, Inc.*................        275,000
 37,400   Sterling Software, Inc.*......        747,999
 15,000   Stewart Enterprises, Inc......         90,938
 29,600   Sybase, Inc.*.................        349,650
 25,100   Symantec Corp.*...............        902,815
 23,800   Synopsys, Inc.*...............      1,336,518
  2,250   System Software Associates,
            Inc.*.......................          4,359
  3,400   TALX Corp.*...................         27,200
  5,500   Team, Inc.*...................         14,438
  1,600   THQ Inc.*.....................         69,000
  9,800   Titan Corp.*..................        140,875
 11,600   TRM Corporation*..............         63,800
  2,100   Unigraphics Solutions Inc.*...         56,963
  1,200   URS Corp.*....................         29,400
 10,200   Wall Data Inc.*...............         54,825
  4,300   Westaff, Inc.*................         25,800
                                          -------------
                                             12,375,590
                                          -------------
          SOAPS & COSMETICS -- 0.9%
 12,927   Block Drug Company, Inc.,
            Class A.....................        464,563
 20,200   Carter-Wallace, Inc...........        361,075
  2,100   CCA Industries, Inc.*.........          4,266
  9,400   CPAC, Inc.....................         55,225
  3,400   Guest Supply, Inc.*...........         48,875
  6,800   Inter Parfums, Inc.*..........         64,600
    900   Scott's Liquid Gold, Inc.*....            844
                                          -------------
                                                999,448
                                          -------------
          TELEPHONE -- 4.2%
     83   Alltel Corp...................          5,841
 53,900   AMNEX, Inc.*..................            539
 11,900   CommNet Cellular Inc.*........        372,619
  7,800   Conestoga Enterprises, Inc....        156,488
  3,800   Hector Communications
            Corp.*......................         51,775
  3,300   Internet America, Inc.*.......         40,013
  1,000   Lynch Interactive Corp.*......         75,000
  7,700   Playboy Enterprises, Inc.,
            Class A*....................        172,288
 34,335   Price Communications Corp.*...        860,520

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                    MARKET VALUE
-------                                   -------------
          COMMON STOCKS (CONTINUED)
          TELEPHONE (CONTINUED)
 27,800   Telephone & Data Systems,
            Inc.........................  $   2,468,987
  9,500   U.S. Cellular Corp.*..........        646,000
                                          -------------
                                              4,850,070
                                          -------------
          TEXTILES -- 0.4%
  1,000   Alba-Waldensian, Inc..........          9,000
  9,400   Dixie Group, Inc..............         72,850
  2,900   Dyersburg Corp................            906
  1,600   Hallwood Group Inc.*..........         27,900
  3,500   Leslie Fay Company, Inc.*.....         17,281
  1,300   PremiumWear, Inc.*............          6,419
  1,200   Quiksilver, Inc.*.............         21,900
 19,200   Shaw Industries, Inc..........        304,800
                                          -------------
                                                461,056
                                          -------------
          TRANSPORTATION -- 1.3%
  2,500   B+H Ocean Carriers Ltd.*......          4,375
  9,400   Landstar System, Inc.*........        326,650
  9,900   Marten Transport, Ltd.*.......        113,850
  6,100   Old Dominion Freight Line,
            Inc.*.......................         89,975
 12,500   RailTex, Inc.*................        206,250
 15,000   USFreightways Corp............        710,625
                                          -------------
                                              1,451,725
                                          -------------
          TRAVEL/ENTERTAINMENT -- 2.4%
  8,500   AMERCO, Inc.*.................        242,781
  2,200   Benihana Inc.*................         35,475
  8,800   Black Hawk Gaming &
            Development Company,
            Inc.*.......................         48,400
  9,900   Bob Evans Farms, Inc..........        201,713
      1   Checkers Drive-In Restaurants,
            Inc.*.......................              1
 75,300   Darden Restaurants, Inc.......      1,473,055
 12,600   Dollar Thrifty Automotive
            Group*......................        260,663
  4,425   Lakes Gaming, Inc.*...........         42,591
  6,600   Mexican Restaurants Inc.*.....         25,575
 22,900   Park Place Entertainment
            Corp.*......................        286,249
  4,700   Phoenix Restaurant Group,
            Inc.*.......................          2,938
  6,300   Piccadilly Cafeterias, Inc....         41,344
 11,700   Quintel Communications,
            Inc.*.......................         21,206
 12,400   Sizzler International,
            Inc.*.......................         26,350
  3,000   Sonesta International Hotels
            Corp., Class A..............         19,313
  1,500   Uno Restaurant Corp.*.........         17,813
 52,600   Video Update, Inc., Class
            A*..........................         18,081
                                          -------------
                                              2,763,548
                                          -------------
          TOTAL COMMON STOCKS (COST
            $97,492,171) -- 91.9%.......    104,721,584
                                          -------------

SHARES                                    MARKET VALUE
-------                                   -------------
          WARRANTS -- 0.0%
          DEFENSE -- 0.0%
  1,100   Herley Industries, Inc. @
            15.6*.......................  $       3,713
                                          -------------
          TOTAL WARRANTS................          3,713
                                          -------------
          REPURCHASE AGREEMENTS -- 3.8%
          Bear Stearns, dated 9/30/99,
            due 10/1/99 at 5.32% with a
            maturity value of $4,347,197
            (Collateralized by
            $4,455,000 U.S. Treasury
            Bill, 4.68%, 11/4/99, market
            value -- $4,435,576)........      4,346,555
                                          -------------
          TOTAL REPURCHASE AGREEMENTS
            (COST $4,346,555)...........      4,346,555
                                          -------------
          TOTAL INVESTMENTS (COST
            $101,838,726) (A) --95.7%...    109,071,852
                                          -------------
          DEPOSITS WITH BROKERS FOR
            SECURITIES SOLD
            SHORT -- 91.2%
          Bear Stearns Deposit A/C,
            5.2%........................    104,038,874
                                          -------------
          TOTAL DEPOSITS WITH BROKERS
            FOR SECURITIES SOLD SHORT
            (COST $104,038,874).........    104,038,874
                                          -------------
          RECEIVABLE FROM BROKERS FOR
            SECURITIES SOLD
            SHORT -- 1.2%...............      1,362,156
                                          -------------
          SECURITIES SOLD SHORT
            (PROCEEDS
            $99,467,421) -- (90.9)%.....   (103,664,212)
                                          -------------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 2.8%.........      3,186,506
                                          -------------
          TOTAL NET ASSETS -- 100.0%....  $ 113,995,176
                                          =============

---------------
* Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

    Unrealized
    appreciation -- Investments...........  $ 17,341,480
    Unrealized appreciation -- Short
      Sales...............................    12,266,857
    Unrealized
      depreciation -- Investments.........   (10,108,354)
    Unrealized depreciation -- Short
      Sales...............................   (16,463,648)
                                            ------------
    Net unrealized appreciation...........  $  3,036,335
                                            ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS -- 90.9%
          AIRLINES -- 1.2%
  7,100   Atlantic Coast Airlines
            Holdings, Inc.*..............  $    126,025
  6,900   Atlas Air, Inc.*...............       150,938
 29,000   COMAIR Holdings, Inc...........       483,937
  7,300   Midwest Express Holdings,
            Inc.*........................       191,169
 16,400   Northwest Airlines Corp.*......       418,200
                                           ------------
                                              1,370,269
                                           ------------
          AUTOS -- 0.9%
  3,500   Collins Industries, Inc........        24,500
 24,000   Gentex Corp.*..................       495,750
  1,100   Lund International Holdings,
            Inc.*........................         7,081
 28,200   MascoTech, Inc.................       456,488
                                           ------------
                                                983,819
                                           ------------
          BANKING -- 3.5%
  1,500   Bank of Granite Corp...........        42,750
 21,800   Bank United Corp...............       705,775
 14,400   Doral Financial Corp...........       192,600
  2,000   Glacier Bancorp, Inc...........        34,250
  3,100   Harris Financial, Inc..........        33,906
  2,600   Irwin Financial Corp...........        52,163
  1,300   Lawrence Savings Bank..........        10,156
    200   Merchants New York BanCorp.....         7,600
 92,624   Sovereign Bancorp, Inc.........       842,300
 20,700   Synovus Financial Corp.........       386,831
  6,100   TCF Financial Corp.............       174,231
  9,600   United Bankshares, Inc.........       233,400
 14,600   US Trust Corp..................     1,173,475
  8,500   WestCorp.                             126,969
    600   WFS Financial Inc.*............        12,300
                                           ------------
                                              4,028,706
                                           ------------
          BUILDING -- 0.5%
  9,600   Fluor Corporation..............       386,400
  2,800   Modtech Holdings, Inc.*........        20,650
  8,700   Palm Harbor Homes, Inc.*.......       119,625
                                           ------------
                                                526,675
                                           ------------
          CHEMICALS -- 3.6%
 15,600   Advanced Polymer Systems,
            Inc.*........................        64,350
 21,400   Georgia Gulf Corp..............       377,175
 45,800   International Flavors &
            Fragrances Inc...............     1,580,100
 44,300   Lyondell Chemical Company......       592,513
 34,900   Smith International, Inc.*.....     1,413,450
  5,700   Synthetech, Inc.*..............        24,581
                                           ------------
                                              4,052,169
                                           ------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          CONSTRUCTION MATERIAL -- 1.1%
 27,300   Dal-Tile International Inc.*...  $    216,694
  5,500   Martin Marietta Materials,
            Inc..........................       219,656
 39,400   Owens-Corning..................       854,488
    500   Puerto Rican Cement Co.,
            Inc..........................        18,031
                                           ------------
                                              1,308,869
                                           ------------
          DRUGS -- 7.6%
 11,200   Advanced Magnetics, Inc.*......        35,000
  8,200   Algos Pharmaceuticals Corp.*...        69,700
 14,700   Alkermes, Inc.*................       423,544
 18,500   Amylin Pharmaceuticals,
            Inc.*........................        87,875
  1,800   Anika Therapeutics, Inc.*......        10,125
 11,900   Aphton Corp.*..................       157,675
  8,300   ArQule, Inc.*..................        51,356
  9,000   Aviron*........................       218,250
 10,000   BioCryst Pharmaceuticals,
            Inc.*........................       242,500
 13,200   Celgene Corp.*.................       357,225
 10,600   Cephalon, Inc.*................       190,469
  3,700   COR Therapeutics, Inc.*........        70,300
  9,200   Coulter Pharmaceutical,
            Inc.*........................       128,225
 15,100   Creative BioMolecules, Inc.*...        56,625
  7,300   Cygnus, Inc.*..................        81,897
  1,900   Emisphere Technologies,
            Inc.*........................        27,788
 17,200   Human Genome Sciences, Inc.*...     1,268,499
 17,200   ICOS Corporation*..............       507,400
 17,400   ImClone Systems Inc.*..........       578,549
  7,200   Inhale Therapeutic Systems,
            Inc.*........................       218,700
 20,100   Isis Pharmaceuticals, Inc.*....       224,869
 16,000   Martek Biosciences Corp.*              92,000
 16,900   Molecular Biosystems, Inc.*....        29,575
  6,900   NEO RX Corporation*............        11,644
  8,800   Neose Technologies, Inc.*......       132,000
  1,800   Neurogen Corp.*................        29,925
  6,000   Northfield Laboratories
            Inc.*........................        85,125
 13,800   Noven Pharmaceuticals, Inc.*...       117,300
  1,500   NPS Pharmaceuticals, Inc.*.....         8,625
  5,300   Orphan Medical, Inc.*..........        35,775
  8,100   Pharmacyclics, Inc.*...........       331,088
  1,200   Protein Design Labs, Inc.*.....        43,350
  7,100   Research Frontiers*............        71,000
  9,800   SangStat Medical Corp.*........       209,475
 16,700   Sepracor Inc.*.................     1,260,849
 13,000   Transkaryotic Therapies,
            Inc.*........................       667,874
 14,800   Triangle Pharmaceuticals,
            Inc.*........................       284,900
 13,900   Vical, Inc.*...................       191,994
 11,700   XOMA Ltd.*.....................        34,369
 11,500   Zila, Inc.*....................        38,094
                                           ------------
                                              8,681,533
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          DURABLES -- 0.0%
  2,200   Fountain Powerboat Industries,
            Inc.*........................  $      5,225
                                           ------------
          ELECTRIC UTILITIES -- 0.4%
  6,000   Illinova Corp..................       168,375
  1,100   Maine Public Service Co........        20,350
 24,900   UniSource Energy Corp.*........       294,131
                                           ------------
                                                482,856
                                           ------------
          ELECTRONICS -- 6.2%
  5,700   ABIOMED, Inc.*.................        88,350
  4,900   ADE Corp.*.....................        68,600
 14,000   ADTRAN, Inc.*..................       536,374
 35,800   Advanced Fibre Communications,
            Inc.*........................       796,549
  7,800   Affymetrix, Inc.*..............       767,812
  4,700   American Science & Engineering,
            Inc.*........................        28,788
  6,200   Amphenol Corp., Class A*.......       307,287
 10,400   Andrea Electronics Corp.*......        74,100
  6,500   Barringer Technologies Inc.*...        32,906
    300   Boca Research, Inc.*...........         1,988
  3,800   C-Cube Microsystems Inc.*......       165,300
  7,000   Chad Therapeutics, Inc.*.......         5,250
  6,300   Cholestech Corp.*..............        40,163
 24,900   Ciena Corp.*                          908,849
  2,200   Comdial Corp.*.................        15,950
  9,000   Cooper Companies, Inc..........       277,874
  7,900   Cyberonics, Inc.*..............       141,213
 16,100   Diametrics Medical, Inc.*......        80,500
  8,700   Eclipse Surgical Technologies,
            Inc.*........................       143,550
  8,700   Energy Conversion Devices,
            Inc.*                                94,613
  1,000   Focal, Inc.*...................         5,000
  1,800   Globecomm Systems Inc.*........        18,788
 10,200   i-STAT Corp.*..................       110,288
 30,200   Input/Output, Inc.*............       200,075
 13,800   NeoPath, Inc.*.................        66,413
  7,700   NetOptix Corp.*................       166,513
  7,900   Novoste Corp.*.................       140,966
 24,100   PairGain Technologies, Inc.*...       307,274
 10,900   Possis Medical, Inc.*..........       123,988
  2,800   Read-Rite Corp.*...............        12,338
  7,100   ResMed Inc.*...................       234,744
  9,600   SIPEX Corp.*...................       137,400
  6,600   STM Wireless, Inc., Class A*...        20,625
 18,200   Summit Technology, Inc.*.......       333,287
 12,300   Tekelec*.......................       169,894
 15,400   Thermo Cardiosystems Inc.*.....       109,725
  5,900   Trimble Navigation Ltd.*.......        63,056
  2,000   ViaSat, Inc.*..................        35,750

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS (CONTINUED)
  4,900   Wesley Jessen VisionCare,
            Inc.*........................  $    152,819
 11,900   Westell Technologies, Inc.*            96,688
  2,200   Zygo Corp.*....................        31,075
                                           ------------
                                              7,112,722
                                           ------------
          FINANCIAL INVESTMENTS -- 0.3%
  5,500   Competitive Technologies,
            Inc.*........................        28,188
  7,800   IGEN International, Inc.*......       194,512
 20,500   Royal Gold, Inc.*..............       102,500
  4,400   US Energy Corp.*...............        15,400
                                           ------------
                                                340,600
                                           ------------
          FOOD -- 1.7%
 16,500   Cadiz Inc.*....................       157,781
  2,800   Gardenburger, Inc.*............        21,700
 34,000   McCormick & Co.................     1,124,125
    800   Opta Food Ingredients, Inc.*...         2,350
    700   Suiza Foods Corp.*.............        26,250
  4,400   Tejon Ranch Co.................       128,700
 15,500   Tootsie Roll Industries,
            Inc..........................       509,563
                                           ------------
                                              1,970,469
                                           ------------
          HEALTH -- 2.0%
  6,000   Apria Healthcare Group,
            Inc.*........................       100,500
 11,500   CryoLife, Inc.*................       143,750
    700   Daxor Corp.*...................         8,925
 87,600   Health Management Associates,
            Inc.*........................       646,050
  6,800   IMPATH Inc.*...................       198,050
  5,700   Integrated Orthopaedics,
            Inc.*........................         5,344
 20,200   Lincare Holdings Inc.*.........       538,456
  2,000   Orthodontic Centers Of
            America*.....................        35,000
  7,800   Prime Medical Services,
            Inc.*........................        74,100
 18,800   Psychemedics Corp..............        84,600
 19,200   Renal Care Group, Inc.*........       420,600
                                           ------------
                                              2,255,375
                                           ------------
          HOUSEHOLD -- 1.7%
 14,500   Acclaim Entertainment, Inc.*...       110,109
 12,500   Medical Manager Corporation*...       621,875
  8,300   Miller (Herman), Inc...........       198,422
    800   Rawlings Sporting Goods Co.*...         7,450
  4,000   Safeskin Corp.*................        32,875
  9,400   Simula, Inc.*..................        51,700
 36,100   Tupperware Corp................       731,026
 10,900   Windmere-Durable Holdings,
            Inc.*........................       131,481
                                           ------------
                                              1,884,938
                                           ------------
          INSURANCE -- 4.1%
4,200..   20th Century Industries........        81,375
    400   Allcity Insurance Co.*.........         2,550

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
 25,800   Citizens, Inc.*................  $    146,738
  2,600   Comprehensive Care Corp.*......           806
 26,300   Erie Indemnity Co., Class A....       866,255
 15,000   Frontier Insurance Group,
            Inc..........................       131,250
  6,800   GAINSCO, Inc...................        42,075
 20,200   Horace Mann Educators Corp.....       521,413
 17,900   Leucadia National Corp.........       375,900
 20,800   Mercury General Corp...........       573,300
 14,800   MGIC Investment Corp...........       706,699
 43,700   Oxford Health Plans, Inc.*.....       546,250
 11,000   Pre-Paid Legal Services,
            Inc.*........................       433,125
  4,300   Provident American Corp.*......        65,038
  3,000   Reliance Group Holdings........        13,313
 11,300   RTW, Inc.*.....................        64,975
  6,000   Triad Guaranty Inc.*...........       101,250
                                           ------------
                                              4,672,312
                                           ------------
          MACHINERY -- 5.2%
  4,800   A.S.V., Inc.*..................        70,200
  5,200   CFM Technologies, Inc.*........        41,600
 28,900   Cooper Cameron Corp.*..........     1,090,975
 11,600   Cymer, Inc.*...................       402,375
  2,600   Eco Soil Systems, Inc.*........        18,038
  1,000   EMCORE Corp.*..................        13,875
 15,600   Etec Systems, Inc.*............       586,950
 10,900   FSI International, Inc.*.......        89,925
 22,700   IDEX Corp......................       642,694
  7,700   Intevac, Inc.*.................        34,650
 15,100   Littlefuse, Inc.*..............       335,975
  8,900   MEMC Electronic Materials,
            Inc.*........................       122,375
 59,500   Pall Corporation...............     1,379,655
 35,900   Stanley Works                         904,231
 14,200   Unique Mobility, Inc.*.........        57,688
  4,500   Veeco Instruments Inc.*........       126,000
                                           ------------
                                              5,917,206
                                           ------------
          MEDIA -- 1.7%
  8,700   Ackerley Group, Inc............       107,119
  7,300   Consolidated Graphics, Inc.*...       307,513
 20,700   E.W. Scripps Co................     1,016,887
  2,800   Image Entertainment, Inc.*.....        12,863
 25,300   Journal Register Co.*..........       347,874
 14,800   Paxson Communications Corp.*...       181,300
                                           ------------
                                              1,973,556
                                           ------------
          METALS -- 1.1%
 21,500   Andrew Corp.*..................       373,563
  4,800   Bethlehem Steel Corp.*.........        35,400
 19,200   Birmingham Steel Corp..........       146,400

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          METALS (CONTINUED)
 16,700   Lone Star Technologies,
            Inc.*........................  $    334,000
 10,000   Maverick Tube Corp.*...........       166,250
    200   MAXXAM Inc.*...................        10,275
 10,200   NS Group, Inc.*................       109,650
  4,200   Rouge Industries, Inc., Class
            A............................        30,975
  1,100   Worthington Industries, Inc....        18,700
                                           ------------
                                              1,225,213
                                           ------------
          MISCELLANEOUS FINANCIAL -- 0.3%
  2,100   Friedman, Billings, Ramsey
            Group, Inc.*.................        14,569
  5,200   Price (T. Rowe) Associates,
            Inc..........................       142,675
    800   Ziegler Company, Inc...........        11,600
  5,000   ZixIt Corp.*...................       148,125
                                           ------------
                                                316,969
                                           ------------
          OFFICE MACHINERY -- 1.9%
  4,900   Auspex Systems, Inc............        43,488
  6,600   Drexler Technology Corp.*......        47,850
  1,900   In Focus Systems, Inc.*........        31,825
  6,800   Network Computing Devices,
            Inc.*........................        30,600
 37,400   Seagate Technology, Inc.*......     1,152,387
 15,600   Silicon Graphics, Inc.*........       170,625
  5,700   SoftNet Systems, Inc.*.........       138,938
 17,600   Symbol Technologies, Inc.......       591,800
                                           ------------
                                              2,207,513
                                           ------------
          OIL -- 2.1%
  2,800   Barrett Resources Corp.*.......       103,425
 15,600   Pogo Producing Co..............       323,700
  1,600   Stone Energy Corp.*............        81,400
114,100   Union Pacific Resources Group
            Inc..........................     1,832,731
  8,500   Wiser Oil Co...................        31,875
                                           ------------
                                              2,373,131
                                           ------------
          OIL DISTRIBUTION -- 0.0%
    300   Northwestern Corporation.......         6,825
                                           ------------
          OIL SERVICES -- 5.9%
 33,000   Diamond Offshore Drilling,
            Inc..........................     1,101,375
 43,800   ENSCO International Inc........       791,138
 98,500   Global Marine Inc.*............     1,619,093
 22,300   Marine Drilling Companies,
            Inc.*........................       352,619
 46,500   Nabors Industries, Inc.*.......     1,162,500
 12,200   Patterson Energy, Inc.*........       185,288
 49,600   Rowan Companies, Inc.*.........       806,000
 28,400   Tidewater Inc..................       724,200
                                           ------------
                                              6,742,213
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OTHER UTILITIES -- 0.2%
 10,600   Philadelphia Suburban Corp.....  $    249,763
                                           ------------
          PAPER -- 0.7%
 10,600   Buckeye Technologies Inc.*.....       166,288
 39,500   Gaylord Container Corp., Class
            A*...........................       281,438
 20,200   Playtex Products, Inc.*........       297,949
                                           ------------
                                                745,675
                                           ------------
          REAL ESTATE ASSETS -- 5.6%
  2,300   Alexander's, Inc.*.............       166,319
  4,400   Avatar Holdings Inc.*..........        83,600
 47,000   Catellus Development Corp.*....       552,250
 16,100   Chateau Communities, Inc.......       418,600
119,100   Homestake Mining Company.......     1,094,231
 38,400   IndyMac Mortgage Holdings,
            Inc..........................       576,000
  1,300   National Golf Properties,
            Inc..........................        29,250
 72,500   Newmont Mining Corp............     1,875,937
  9,400   Prison Realty Trust, Inc.......       101,050
 49,800   Rouse Co.......................     1,145,399
  6,800   Saul Centers, Inc..............       107,100
    600   Tanger Factory Outlet Centers,
            Inc..........................        13,688
 10,200   Town & Country Trust...........       180,413
  1,000   United Park City Mines Co.*....        28,188
                                           ------------
                                              6,372,025
                                           ------------
          RETAIL/WHOLESALE -- 7.3%
    300   99 Cents Only Stores*..........        10,838
 27,800   AgriBioTech, Inc.*.............       112,938
 20,200   Airgas, Inc.*..................       234,825
  5,600   Ames Department Stores,
            Inc.*........................       178,500
 70,200   AutoZone, Inc.*................     1,969,987
 28,100   Barnes & Noble, Inc.*..........       730,599
 33,100   Bed Bath & Beyond Inc.*........     1,156,430
 38,200   DIMON Inc......................       148,025
  1,300   En Pointe Technologies,
            Inc.*........................        13,975
 13,200   Genesco Inc.*..................       165,000
 15,000   Genesis Health Ventures,
            Inc.*........................        35,625
  5,300   Glacier Water Services,
            Inc.*........................        88,775
  2,600   Great Train Store Company*.....         2,194
 11,700   Guitar Center, Inc.*...........       110,419
  1,900   Ingram Micro Inc.*.............        24,463
 22,400   Kent Electronics Corp.*........       414,400
  6,000   Linens 'n Things, Inc.*........       202,500
  7,000   NuCo2 Inc.*....................        38,500
  1,400   O'Reilly Automotive, Inc.*.....        66,719
 17,400   Owens & Minor, Inc.............       167,475
  8,000   Party City Corp.*..............        16,000
 15,000   Polo Ralph Lauren Corp.*.......       269,063
 29,600   Scios Inc.*....................       109,150
  5,700   Shop At Home, Inc.*............        51,300

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL/WHOLESALE (CONTINUED)
 13,900   ShopKo Stores, Inc.*...........  $    403,100
 17,300   Stage Stores, Inc.*............       107,044
 15,000   Stewart & Stevenson Services,
            Inc..........................       196,875
 20,100   Sunglass Hut International,
            Inc.*........................       212,306
 28,300   Tech Data Corp.*...............       658,858
  3,000   TESSCO Technologies Inc.*......        51,000
 18,500   United Stationers Inc.*........       394,281
    500   Wilmar Industries, Inc.*.......         6,438
                                           ------------
                                              8,347,602
                                           ------------
          SERVICES -- 11.4%
  5,500   ACE*COMM Corp.*................        20,797
 11,000   American Superconductor
            Corp.*.......................       169,125
 41,700   Apollo Group, Inc., Class A*...       880,912
  2,900   Aspect Development, Inc.*......        73,406
  6,300   BTG, Inc.*.....................        46,463
  3,600   Cambridge Technology Partners,
            Inc.*........................        52,200
  4,500   CCC Information Services Group
            Inc.*........................        59,344
  5,000   Central Parking Corp...........       146,250
 21,400   Ceridian Corp.*................       532,324
  2,500   CIBER, Inc.*...................        38,281
 15,100   COMFORCE Corp.*................        33,031
 24,400   CSG Systems International,
            Inc.*........................       668,712
  4,000   Data Broadcasting Corp.*.......        30,250
  3,200   Data Systems Network Corp.*....         2,560
  2,900   Data Transmission Network
            Corp.*.......................        72,319
 29,300   DeVry, Inc.*...................       585,999
  4,200   Emeritus Corp.*................        31,763
 15,000   Gartner Group, Inc.............       239,063
 11,400   Geoworks Corp.*................        34,913
 10,900   Getty Images, Inc.*............       262,963
  4,900   GRC International, Inc.*.......        43,794
  4,100   Great Plains Software, Inc.*...       211,150
  2,300   Henry (Jack) & Associates......        84,956
 13,200   HNC Software Inc.*.............       523,874
 14,700   Identix Inc.*..................       123,113
 16,500   Incyte Pharmaceuticals,
            Inc.*........................       381,562
  3,100   InterVU Inc.*..................       115,088
 10,600   ISS Group, Inc.*...............       292,825
 22,200   J.D. Edwards & Co.*............       459,955
  6,800   Kroll-O'Gara Co.*..............       113,475
  7,600   Lason, Inc.*...................       338,438
 10,300   LCC International, Inc.*.......        62,444
  7,100   Learning Tree International,
            Inc.*........................       117,594
    200   Level 8 Systems, Inc.*.........         2,525
    500   M/A/R/C Inc....................         7,063
 17,200   Mastech Corp.*.................       232,200

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SERVICES (CONTINUED)
    500   MemberWorks Inc.*..............  $     16,688
  9,400   Modis Professional Services,
            Inc.*........................       124,550
 27,000   NOVA Corp.*....................       674,999
  8,500   Novadigm, Inc.*................       124,313
  6,200   On Assignment, Inc.*...........       148,800
 16,100   Open Market, Inc.*.............       211,313
  9,700   Primark Corp.*.................       275,844
  4,800   ProxyMed, Inc.*................        60,300
    800   Radiant Systems, Inc.*.........        12,950
  4,000   Regis Corp.....................        77,000
 48,400   Robert Half International
            Inc.*........................     1,161,599
 13,900   Rollins, Inc...................       214,581
  8,300   SatCon Technology Corp.*.......        83,000
 14,200   Socrates Technologies Corp.*...         8,875
 18,800   Sotheby's Holdings, Inc........       485,274
  7,100   SportsLine USA, Inc.*..........       209,894
  2,000   Spyglass, Inc.*................        25,000
  3,300   Strayer Education, Inc.........        65,588
  9,400   Sunrise Assisted Living,
            Inc.*........................       249,688
  6,900   Sylvan Learning Systems,
            Inc.*........................       133,688
  1,900   Tesseract Group, Inc.*.........         4,394
  1,800   Tetra Tech, Inc.*..............        30,038
 20,400   Total System Services, Inc.....       326,400
 19,700   Transaction Systems Architects,
            Inc., Class A*...............       530,668
 12,300   Transmedia Network Inc.*.......        36,900
  2,900   Tuboscope Inc.*................        36,069
 13,400   Valence Technology, Inc.*......        62,813
  9,000   Whittman-Hart, Inc.*...........       349,030
  8,200   Wind River Systems, Inc.*......       155,800
                                           ------------
                                             12,986,787
                                           ------------
          SOAPS & COSMETICS -- 0.6%
 26,500   Dial Corp......................       675,750
                                           ------------
          TELEPHONE -- 6.8%
  4,400   American Mobile Satellite
            Corp.*.......................        77,000
  1,200   Centennial Cellular Corp.*.....        54,525
    800   e.spire Communications,
            Inc.*........................         5,800
 35,100   ICG Communications, Inc.*......       546,244
  2,300   Intellicall, Inc.*.............         2,013
 18,600   ITC DeltaCom, Inc.*............       511,500
 59,200   McLeodUSA, Inc., Class A*......     2,519,699
  4,600   Network Solutions, Inc.*.......       422,625
 14,400   Nextlink Communications*.......       746,550
  6,400   NTL Inc.*......................       615,000

SHARES                                     MARKET VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TELEPHONE (CONTINUED)
 14,800   UnitedGlobalCom Inc.*..........  $  1,060,050
    600   Verio Inc.*....................        18,600
 30,400   WinStar Communications,
            Inc.*........................     1,187,500
                                           ------------
                                              7,767,106
                                           ------------
          TEXTILES -- 2.3%
  2,400   Barry (R.G.) Corp.*............        14,700
 45,300   Collins & Aikman Corp..........       317,100
  2,200   Cutter & Buck Inc.*............        34,238
  6,700   Fruit of the Loom, Inc.*.......        22,194
 46,000   Jones Apparel Group, Inc.*.....     1,322,499
 14,000   Polymer Group, Inc.*...........       206,500
  2,700   Rocky Shoes & Boots, Inc.*.....        18,141
  6,400   Thomaston Mills, Inc., Class
            A............................        12,800
  4,400   Unifi, Inc.*...................        48,400
 18,400   WestPoint Stevens Inc..........       434,699
 20,100   Wolverine World Wide, Inc......       228,638
                                           ------------
                                              2,659,909
                                           ------------
          TRANSPORTATION -- 0.7%
  3,400   American Classic Voyages
            Co.*.........................        77,988
 13,600   Iron Mountain Inc.*............       460,700
 38,000   OMI Corp. -- ADR*..............        97,375
  1,000   SEACOR SMIT Inc.*..............        51,250
 13,200   Trico Marine Services, Inc.*...       109,725
                                           ------------
                                                797,038
                                           ------------
          TRAVEL/ENTERTAINMENT -- 2.3%
  8,400   AMC Entertainment, Inc.*.......       117,075
 13,200   Ameristar Casinos, Inc.*.......        48,675
  6,000   Extended Stay America, Inc.*...        54,000
 67,400   Hilton Hotels Corp.............       665,575
  2,000   John Q. Hammons Hotels,
            Inc.*........................         8,000
  6,000   Penn National Gaming, Inc.*....        57,000
 34,400   Premier Parks, Inc.*...........       997,600
 16,500   Tricon Global Restaurants,
            Inc.*........................       675,469
                                           ------------
                                              2,623,394
                                           ------------
          TOTAL COMMON STOCKS............   103,664,212
                                           ------------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS
            $99,467,421) -- 90.9%          $103,664,212
                                           ============

---------------
* Non-income producing security.
ADR -- American Depository Receipt.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The third quarter market decline essentially wiped out the second quarter gains leaving the S&P 500 Index(1) with a 0.37% return for the six months ended September 30, 1999. Growth stocks have dominated the market the past six months, and investors continued their exuberance for stocks with "compelling stories" rather than compelling fundamentals.

PORTFOLIO REPORT

     The Fund invests in the Barr Rosenberg Market Neutral Fund and S&P 500 Index Futures. Investment in the Barr Rosenberg Market Neutral Fund contributed -6.23% to the total return of the Fund for the six months ended September 30, 1999. The investment in S&P 500 Index Futures also contributed negatively (approximately 1%) to performance over this period. See the separate commentary for the Market Neutral Fund.

     Investment in shares of the Barr Rosenberg Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Investment in Index Futures involves risk. Positions in Index Futures may be closed out by the Barr Rosenberg Double Alpha Market Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time.

     Past performance does not guarantee future results.

---------------
(1) The S&P 500 Index is an unmanaged, broad-based index of 500 widely held common stocks. Investors cannot invest directly in any Index.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                    MARKET VALUE
-----------                                                                 ------------
              REGISTERED INVESTMENT COMPANY -- 91.7%
    838,044   Barr Rosenberg Market Neutral Fund (a)......................  $  7,064,710
                                                                            ------------
              TOTAL REGISTERED INVESTMENT COMPANY (COST
                $7,117,258) -- 91.7%......................................     7,064,710
                                                                            ------------
              SHORT TERM SECURITIES -- 0.8%
              CTC Sweep Account, 5.3%, 10/1/99............................        64,667
                                                                            ------------
              TOTAL SHORT TERM SECURITIES (COST $64,667)..................        64,667
                                                                            ------------
              TOTAL INVESTMENTS (COST $7,181,925) (B) -- 92.5%............     7,129,377
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.5%...............       577,236
                                                                            ------------
              TOTAL NET ASSETS -- 100.0%..................................  $  7,706,613
                                                                            ============

---------------

(a) Serves as collateral for future contracts.

(b) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

    Unrealized appreciation.....................................    $      --
    Unrealized depreciation.....................................      (52,548)
                                                                    ---------
    Net unrealized depreciation.................................    $ (52,548)
                                                                    =========

     NUMBER
       OF                                                                         OPEN        CURRENT
    CONTRACTS                          CONTRACT TYPE                           POSITIONS    MARKET VALUE
    ---------   ------------------------------------------------------------   ----------   ------------
     24         Long S&P 500 December 1999 Future                              $8,163,175    $7,789,200

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The third quarter saw broadly based equity market declines that reduced year-to-date returns back to the mid single digits. Investor concerns over inflation, the fall of the US dollar against the yen, higher interest rates and the growing trade deficit were all factors leading to the correction. Another possible contributor to the market decline was the uncertainty among investors about earnings growth and the valuation of the U.S. market.

     The re-emergence of growth stock dominance that began in June continued through the third quarter, with value significantly underperforming growth across all capitalization sectors of the market. It now appears that the brief surge in value stocks that occurred in April and May of this year was not the beginning of a trend but rather a reaction to higher oil prices that ensued from the tightening of supplies by OPEC in March.

PORTFOLIO REPORT

     The Fund takes long and short positions primarily in the 500 largest capitalization stocks principally traded in the U.S. Unlike the Barr Rosenberg Market Neutral Fund, under normal circumstances, the Select Sectors Market Neutral Fund will be overweighted in its long and short positions in different sectors and industries based on quantitative bottom-up company analysis. For the six months ended September 30, 1999, the Fund underperformed 90-day T-bills, the Fund's benchmark. The Fund's underperformance resulted primarily from a -3.07% return from risk factors: negative return from relative strength (measure of trailing 12-month price performance) of -2.53% and -1.30% from export (measure of dependence on foreign markets). Industry exposures and stock selection contributed positively to performance, 1.13% and 1.09%, respectively, with a long exposure to Office Machinery and a short exposure to Food benefiting performance and a long exposure to Miscellaneous Finance and a short exposure to Paper negatively impacting performance.

     Investment in shares of the Barr Rosenberg Select Sectors Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg Select Sectors Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Barr Rosenberg Select Sectors Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg Select Sectors Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. Government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Past performance is no guarantee of future results.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS -- 91.8%
          AIRCRAFT -- 0.4%
  1,500   AlliedSignal Inc. ...............  $     89,906
                                             ------------
          AUTOS -- 3.7%
    300   Dana Corp........................        11,138
 10,600   Delphi Automotive Systems
            Corp...........................       170,262
  1,300   Federal-Mogul Corp...............        35,831
  8,900   General Motors Corp..............       560,143
  2,200   PACCAR Inc.......................       111,925
                                             ------------
                                                  889,299
                                             ------------
          BANKING -- 5.6%
 12,200   Chase Manhattan Corp.............       919,574
  9,700   Fleet Boston Corp.*..............       355,263
    900   Golden West Financial Corp.......        88,425
                                             ------------
                                                1,363,262
                                             ------------
          CHEMICALS -- 0.2%
  2,700   Sherwin-Williams Co..............        56,531
                                             ------------
          COMPUTER -- 3.5%
 20,000   Dell Computer Corp.*.............       836,250
                                             ------------
          CONSTRUCTION MATERIAL -- 0.1%
    400   Vulcan Materials Co. ............        14,650
                                             ------------
          DRUGS -- 5.1%
  8,000   Amgen Inc.*......................       651,999
  2,200   Bausch & Lomb Inc................       145,063
  2,700   Biogen, Inc.*....................       212,794
  1,600   Forest Laboratories, Inc., Class
            A*.............................        67,400
  1,500   Genzyme Corp.*...................        67,594
    800   MedImmune, Inc.*.................        79,725
                                             ------------
                                                1,224,575
                                             ------------
          DURABLES -- 0.4%
  1,400   Whirlpool Corp. .................        91,438
                                             ------------
          ELECTRIC UTILITIES -- 7.1%
  2,300   Allegheny Energy, Inc............        73,169
  3,900   Central & South West Corp........        82,388
  4,000   Consolidated Edison, Inc.........       166,000
  5,900   Duke Energy Corp.................       325,237
  7,900   Edison International.............       192,069
  5,500   Entergy Corp.....................       159,156
  1,500   FirstEnergy Corp.................        38,250
  1,700   Florida Progress Corp............        78,625
  7,200   PG&E Corp........................       186,300
  2,000   Pinnacle West Capital Corp.......        72,750
  5,200   Sempra Energy....................       108,225
  4,900   Texas Utilities Co...............       182,831
  1,100   Unicom Corporation...............        40,631
                                             ------------
                                                1,705,631
                                             ------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS (CONTINUED)
          ELECTRONICS -- 12.1%
 15,000   Cisco Systems, Inc.*.............  $  1,028,438
  9,600   Intel Corp.......................       713,400
 14,800   Lucent Technologies Inc..........       960,150
  3,500   Tellabs, Inc.*...................       199,281
    100   Waters Corp.*....................         6,056
                                             ------------
                                                2,907,325
                                             ------------
          FINANCIAL INVESTMENTS -- 3.5%
 13,600   Fannie Mae.......................       852,550
                                             ------------
          FOOD -- 2.0%
  4,400   Bestfoods........................       213,400
  2,800   General Mills, Inc...............       227,150
  2,100   Nabisco Group Holdings Corp......        31,500
                                             ------------
                                                  472,050
                                             ------------
          HOUSEHOLD -- 1.1%
  1,600   Cooper Industries, Inc...........        74,800
  3,500   Hasbro, Inc......................        75,031
  1,800   Johnson Controls, Inc............       119,363
                                             ------------
                                                  269,194
                                             ------------
          INSURANCE -- 2.4%
  3,500   Chubb Corp.......................       174,343
    700   Cigna Corp.......................        54,425
  3,900   Hartford Financial Services
            Group, Inc.                           159,413
  1,000   Loews Corp.......................        70,188
  4,300   St. Paul Companies, Inc..........       118,250
                                             ------------
                                                  576,619
                                             ------------
          LIQUOR & TOBACCO -- 0.4%
  3,100   UST Inc. ........................        93,581
                                             ------------
          MACHINERY -- 5.4%
  1,800   ITT Industries, Inc..............        57,263
  2,100   Parker-Hannifin Corp.............        94,107
 10,500   Tyco International Ltd...........     1,084,124
  1,300   United Technologies Corp.........        77,106
                                             ------------
                                                1,312,600
                                             ------------
          MEDIA -- 3.5%
  3,100   Fortune Brands, Inc..............        99,975
  5,300   Interpublic Group Cos. Inc.......       217,963
  1,600   Knight Ridder, Inc...............        87,800
  4,600   Tribune Co.......................       228,850
  4,800   Viacom, Inc. Class A*............       207,600
                                             ------------
                                                  842,188
                                             ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS (CONTINUED)
          METALS -- 0.3%
  1,200   Reynolds Metals Co...............  $     72,450
                                             ------------
          MISCELLANEOUS FINANCIAL -- 6.3%
 20,200   Citigroup Inc....................       888,799
 18,600   Schwab (Charles) Corp............       626,588
                                             ------------
                                                1,515,387
                                             ------------
          OFFICE MACHINERY -- 7.0%
 13,800   EMC Corp.*.......................       985,838
  4,200   International Business Machines
            Corp...........................       509,775
  1,600   Lexmark International Group,
            Inc., Class A*.................       128,800
  1,800   NCR Corporation*.................        59,513
                                             ------------
                                                1,683,926
                                             ------------
          OIL -- 1.9%
  3,200   Burlington Resources Inc.........       117,600
  6,500   Occidental Petroleum Corp........       150,313
  3,700   Phillips Petroleum Co............       180,375
                                             ------------
                                                  448,288
                                             ------------
          OIL DISTRIBUTION -- 0.9%
  1,000   Tosco Corp.......................        25,250
  6,900   USX-Marathon Group Inc...........       201,825
                                             ------------
                                                  227,075
                                             ------------
          OTHER UTILITIES -- 0.3%
  2,600   KeySpan Corporation..............        74,425
                                             ------------
          PAPER -- 0.8%
  3,100   Georgia-Pacific Group............       125,550
  2,000   Mead Corp........................        68,750
                                             ------------
                                                  194,300
                                             ------------
          REAL ESTATE ASSETS -- 0.5%
  4,800   Equity Office Properties Trust...       111,600
                                             ------------
          RETAIL/WHOLESALE -- 5.6%
  3,200   Family Dollar Stores, Inc........        67,600
 14,200   Home Depot, Inc..................       974,475
  2,900   Limited, Inc.....................       110,925
  3,500   Tandy Corp.......................       180,906
    328   Too Inc.*........................         5,884
                                             ------------
                                                1,339,790
                                             ------------
          SERVICES -- 4.8%
  8,800   Microsoft Corp.*.................       796,949
  6,700   Oracle Corporation*..............       304,850
  1,200   Synopsys, Inc.*..................        67,388
                                             ------------
                                                1,169,187
                                             ------------

SHARES                                       MARKET VALUE
-------                                      ------------
          COMMON STOCKS (CONTINUED)
          SOAPS & COSMETICS -- 0.5%
  5,200   Avon Products, Inc...............  $    129,025
                                             ------------
          TELEPHONE -- 5.0%
  3,300   Alltel Corp......................       232,238
 20,400   AT&T Corp........................       887,399
  1,000   Telephone & Data Systems, Inc....        88,813
                                             ------------
                                                1,208,450
                                             ------------
          TEXTILES -- 0.2%
  1,800   VF Corporation...................        55,800
                                             ------------
          TRANSPORTATION -- 0.9%
  8,000   Burlington Northern Santa Fe
            Corp...........................       220,000
                                             ------------
          TRAVEL/ENTERTAINMENT -- 0.3%
  5,600   AutoNation, Inc.*................        70,350
                                             ------------
          TOTAL COMMON STOCKS
          (COST $22,316,785) -- 91.8%......    22,117,702
                                             ------------
          REPURCHASE AGREEMENT -- 6.5%
          Bear Stearns, dated 9/30/99, due
            10/1/99 at 5.32% with a
            maturity value of $1,574,522
            (Collateralized by $1,615,000
            U.S. Treasury Bill, 4.68%,
            11/4/12, market value --
            $1,607,959)....................     1,574,290
                                             ------------
          TOTAL REPURCHASE AGREEMENT (COST
            $1,574,290)....................     1,574,290
                                             ------------
          TOTAL INVESTMENTS (COST
            $23,891,075) (A)  -- 98.3%.....    23,691,992
                                             ------------
          DEPOSITS WITH BROKERS FOR
            SECURITIES SOLD SHORT -- 92.5%
          Bear Stearns Deposit A/C, 5.2%,
            10/1/99........................    22,274,713
                                             ------------
          TOTAL DEPOSITS WITH BROKERS FOR
            SECURITIES SOLD SHORT
          (COST $22,274,713)...............    22,274,713
                                             ------------
          RECEIVABLE FROM BROKERS FOR
            SECURITIES SOLD SHORT --1.9%...       454,236
                                             ------------
          SECURITIES SOLD SHORT (PROCEEDS
            $23,927,434) -- (93.3)%........   (22,473,899)
                                             ------------
          OTHER ASSETS IN EXCESS OF
            LIABILITIES -- 0.6%............       146,413
                                             ------------
          TOTAL NET ASSETS -- 100.0%.......  $ 24,093,455
                                             ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

---------------

* Non-income producing security.

(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

 Unrealized
 appreciation -- Investments.............  $  1,026,016
   Unrealized appreciation -- Short
     Sales...............................     2,212,368
   Unrealized
     depreciation -- Investments.........    (1,225,099)
   Unrealized depreciation -- Short
     Sales...............................      (758,833)
                                           ------------
   Net unrealized appreciation...........  $  1,254,452
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
  ------                                   ------------
              COMMON STOCKS -- 93.3%
              BANKING -- 9.5%
      3,600   Capital One Financial
                Corp. ...................  $    140,400
      4,700   Fifth Third Bancorp........       285,966
      6,800   Firstar Corporation........       174,250
      8,500   General Electric Company...     1,007,780
      1,100   J.P. Morgan & Co...........       125,675
     10,000   Synovus Financial Corp.....       186,875
      9,900   Washington Mutual, Inc.....       289,575
      1,200   Zions Bancorporation.......        66,150
                                           ------------
                                              2,276,671
                                           ------------
              CHEMICALS -- 6.9%
     12,400   American Home Products
                Corp. ...................       514,600
     15,300   Du Pont (E.I.) de
                Nemours..................       931,387
      2,100   International Flavors &
                Fragrances Inc...........        72,450
      2,700   Praxair, Inc...............       124,200
        500   Rohm & Haas Co.............        18,063
                                           ------------
                                              1,660,700
                                           ------------
              DRUGS -- 13.6%
     22,300   Abbott Laboratories........       819,525
      9,300   Eli Lilly & Co.............       595,200
     29,000   Pfizer Inc.................     1,042,187
     18,600   Schering-Plough
                Corporation..............       811,425
                                           ------------
                                              3,268,337
                                           ------------
              ELECTRIC UTILITIES -- 0.6%
      2,500   AES Corp.*.................       147,500
                                           ------------
              ELECTRONICS -- 7.0%
      2,400   Ciena Corp.*...............        87,600
      9,900   Johnson & Johnson..........       909,562
     19,200   Medtronic, Inc.............       681,600
                                           ------------
                                              1,678,762
                                           ------------
              FINANCIAL
                INVESTMENTS -- 3.8%
     10,400   American International
                Group....................       904,149
                                           ------------
              FOOD -- 5.5%
      3,900   Campbell Soup Company......       152,587
     18,600   Coca-Cola Co...............       893,962
      1,800   Hershey Foods Corp.........        87,638
      4,000   Starbucks Corp.*...........        99,125
      1,500   Wrigley (WM.) JR Co........       103,219
                                           ------------
                                              1,336,531
                                           ------------
              HOUSEHOLD -- 0.6%
      4,900   Newell Rubbermaid Inc......       139,956
                                           ------------

  SHARES                                   MARKET VALUE
  ------                                   ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 1.3%
      3,600   Cincinnati Financial
                Corp.....................  $    135,113
      2,100   MGIC Investment Corp.......       100,275
      1,000   Progressive Corp.-Ohio.....        81,688
                                           ------------
                                                317,076
                                           ------------
              MACHINERY -- 4.9%
        300   Caterpillar Inc............        16,444
      1,800   Danaher Corp...............        94,838
      4,200   Deere & Co.................       162,488
     16,400   Gillette Company...........       556,575
     12,200   Ralston-Ralston Purina
                Group....................       339,313
                                           ------------
                                              1,169,658
                                           ------------
              MEDIA -- 7.3%
     15,700   Time Warner Inc............       953,775
     31,400   Walt Disney Company........       812,475
                                           ------------
                                              1,766,250
                                           ------------
              METALS -- 0.3%
      1,700   Nucor Corp.................        80,963
                                           ------------
              MISCELLANEOUS FINANCIAL -- 0.7%
      3,800   Franklin Resources, Inc....       116,850
      1,900   Price (T. Rowe) Associates,
                Inc......................        52,131
                                           ------------
                                                168,981
                                           ------------
              OFFICE MACHINERY -- 0.2%
      1,800   Seagate Technology,
                Inc.*....................        55,463
                                           ------------
              OIL -- 0.3%
      4,900   Union Pacific Resources
                Group....................        78,706
                                           ------------
              OIL DISTRIBUTION -- 4.0%
     12,800   Exxon Corp.................       972,000
                                           ------------
              OIL SERVICES -- 1.3%
      4,000   Schlumberger Ltd...........       249,250
      1,800   Weatherford International,
                Inc.*....................        57,600
                                           ------------
                                                306,850
                                           ------------
              PAPER -- 6.9%
      1,800   Avery Dennison Corp........        94,950
      5,000   Fort James Corporation.....       133,438
      6,500   Minnesota Mining &
                Manufacturing Co.........       624,406
      8,700   Procter & Gamble Co........       815,625
                                           ------------
                                              1,668,419
                                           ------------
              REAL ESTATE ASSETS -- 0.3%
      3,000   Newmont Mining Corp........        77,625
                                           ------------
              RETAIL/WHOLESALE -- 5.4%
      2,800   AutoZone, Inc.*............        78,575
      2,200   Bed Bath & Beyond Inc.*....        76,863

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
  ------                                   ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
      4,600   Cardinal Health, Inc.......  $    250,700
        600   eBay Inc.*.................        84,638
      1,400   Grainger (W.W.), Inc.......        67,288
      4,400   Penney (J.C.) Co...........       151,250
      8,700   Staples, Inc.*.............       189,768
     16,200   Walgreen Co................       411,074
                                           ------------
                                              1,310,156
                                           ------------
              SERVICES -- 5.5%
     10,700   Automatic Data
                Processing...............       477,487
      1,900   Block H&R Inc..............        82,530
     11,900   Cendant Corporation*.......       211,224
      2,500   Ceridian Corp.*............        62,188
        820   Gartner Group, Inc., Class
                B*.......................        13,684
      6,300   IMS Health, Inc............       143,719
      6,100   Parametric Technology
                Corp.*...................        82,350
      3,600   Paychex, Inc...............       122,850
      5,000   Robert Half International
                Inc.*....................       120,000
                                           ------------
                                              1,316,032
                                           ------------
              SOAPS & COSMETICS -- 0.7%
      4,400   Clorox Company.............       168,300
                                           ------------
              TELEPHONE -- 3.2%
      1,900   Cablevision Systems Corp.,
                Class A*.................       138,225
      2,100   McLeodUSA Inc., Class A*...        89,381
      2,600   Nextel Communications,
                Inc.*....................       176,313

  SHARES                                   MARKET VALUE
  ------                                   ------------
              COMMON STOCKS (CONTINUED)
              TELEPHONE (CONTINUED)
      2,400   Nextlink Communications*...  $    124,425
      1,400   NTL Inc.*..................       134,532
      2,000   SBC Communications Inc.....       102,125
                                           ------------
                                                765,001
                                           ------------
              TEXTILES -- 0.7%
      1,500   Cintas Corp................        86,719
      1,600   Nike, Inc..................        91,000
                                           ------------
                                                177,719
                                           ------------
              TRANSPORTATION -- 1.5%
      2,000   Kansas City Southern
                Industries, Inc..........        92,875
      5,000   Level 3 Communications,
                Inc.*....................       261,094
                                           ------------
                                                353,969
                                           ------------
              TRAVEL/ENTERTAINMENT -- 1.3%
      4,500   McDonald's Corp............       193,500
      2,800   Tricon Global Restaurants,
                Inc.*....................       114,625
                                           ------------
                                                308,125
                                           ------------
              TOTAL COMMON STOCKS........    22,473,899
                                           ------------
              TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $23,927,434) --
                93.3%....................  $ 22,473,899
                                           ============

---------------
* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              INTERNATIONAL
                                                                U.S. SMALL                        SMALL
                                                              CAPITALIZATION                  CAPITALIZATION
                                                                  SERIES       JAPAN SERIES       SERIES
                                                              --------------   ------------   --------------
ASSETS
Investments, at value (cost $416,118,030, $1,156,612,
  $38,451,006, respectively)................................   $446,903,501     $1,501,004     $40,949,957
Cash........................................................          2,289         62,340         325,981
Foreign currency, at value (cost $0, $29,080, $597,068,
  respectively).............................................             --         29,007         645,022
Dividends and interest receivable...........................        545,980          3,952         116,404
Receivable for investments sold.............................     11,569,972         60,890         215,687
Other assets................................................             --             --         105,438
                                                               ------------     ----------     -----------
    Total Assets............................................    459,021,742      1,657,193      42,358,489
                                                               ------------     ----------     -----------
LIABILITIES
Payable for investments purchased...........................      7,386,119         79,393         199,714
Payable for Fund shares redeemed............................         25,000             --              --
Collateral for securities loaned, at value..................      2,094,331             --              --
Accrued:
  Manager fees..............................................        340,249             --          18,977
  Administration fees.......................................          4,634             --             432
  Distribution fees.........................................         11,283             29             480
  Other accrued expenses....................................         89,466          9,522          64,913
                                                               ------------     ----------     -----------
    Total Liabilities.......................................      9,951,082         88,944         284,516
                                                               ------------     ----------     -----------
NET ASSETS..................................................   $449,070,660     $1,568,249     $42,073,973
                                                               ============     ==========     ===========
Shares of beneficial interest outstanding (unlimited shares
  authorized):
  Institutional Shares......................................     50,035,204        190,900       3,727,475
  Adviser Shares............................................      1,104,136             --              --
  Select Shares.............................................      1,529,424         19,689         202,464
Net Asset Value, offering price and redemption price per
  share:
  Institutional Shares......................................   $       8.53     $     7.45     $     10.71
  Adviser Shares............................................           8.50             --              --
  Select Shares.............................................           8.48           7.42           10.67
NET ASSETS CONSIST OF:
Capital.....................................................   $452,890,208     $1,960,994     $40,550,368
Accumulated undistributed net investment income/(loss)......        248,851         (5,006)        653,415
Accumulated net realized losses.............................    (34,853,870)      (732,100)     (1,677,085)
Net unrealized appreciation/(depreciation) on foreign
  currency transactions.....................................             --            (31)         48,324
Net unrealized appreciation on investments..................     30,785,471        344,392       2,498,951
                                                               ------------     ----------     -----------
    TOTAL NET ASSETS........................................   $449,070,660     $1,568,249     $42,073,973
                                                               ============     ==========     ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET      DOUBLE ALPHA   SELECT SECTORS
                                                                NEUTRAL         MARKET      MARKET NEUTRAL
                                                                  FUND           FUND            FUND
                                                              ------------   ------------   --------------
ASSETS
Investments, at value (cost $101,838,726, $7,181,925,
  $23,891,075, respectively)................................  $109,071,852    $7,129,377     $23,691,992
Deposits with broker and custodian bank for securities sold
  short.....................................................   104,038,874            --      22,274,713
Dividends and interest receivable...........................       281,627           567          67,056
Receivable for securities sold short........................     2,969,693            --         565,126
Receivable for investments sold.............................     3,186,961            --         483,818
Receivable from Manager.....................................            --        19,238              --
Deposits with brokers for futures contracts.................            --       450,000              --
Net receivable for variation margin on futures contracts....            --       109,800              --
Deferred organization expenses..............................        29,246        11,662              --
                                                              ------------    ----------     -----------
    Total Assets............................................   219,578,253     7,720,644      47,082,705
                                                              ------------    ----------     -----------
LIABILITIES
Securities sold short (proceeds $99,467,421, $0,
  $23,927,434, respectively)................................   103,664,212            --      22,473,899
Payable for investments purchased...........................            --            --         350,472
Payable to cover securities sold short......................     1,607,537            --         110,890
Accrued:
  Manager fees..............................................       147,265            --           9,500
  Administration fees.......................................         1,181            --           3,211
  Distribution fees.........................................         3,603            20             247
  Other accrued expenses....................................       159,279        14,011          41,031
                                                              ------------    ----------     -----------
    Total Liabilities.......................................   105,583,077        14,031      22,989,250
                                                              ------------    ----------     -----------
NET ASSETS..................................................  $113,995,176    $7,706,613     $24,093,455
                                                              ============    ==========     ===========
Shares of beneficial interest outstanding (unlimited shares
  authorized):
  Institutional Shares......................................    11,976,440       839,746       2,166,816
  Investor Shares...........................................     1,559,427         9,351         112,042
Net Asset Value, offering price and redemption price per
  share:
  Institutional Shares......................................  $       8.43    $     9.08     $     10.58
  Investor Shares...........................................          8.40          9.05           10.52
NET ASSETS CONSIST OF:
Capital.....................................................  $155,327,594    $8,250,125     $23,961,051
Accumulated undistributed net investment income/(loss)......     3,138,707          (627)        716,669
Accumulated net realized losses.............................   (47,507,460)     (116,362)     (1,838,717)
Net unrealized appreciation/(depreciation) on short sales...    (4,196,791)           --       1,453,535
Net unrealized depreciation on futures transactions.........            --      (373,975)             --
Net unrealized appreciation/(depreciation) on investments...     7,233,126       (52,548)       (199,083)
                                                              ------------    ----------     -----------
    TOTAL NET ASSETS........................................  $113,995,176    $7,706,613     $24,093,455
                                                              ============    ==========     ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                INTERNATIONAL
                                                                U.S. SMALL                          SMALL
                                                              CAPITALIZATION                    CAPITALIZATION
                                                                  SERIES        JAPAN SERIES        SERIES
                                                              --------------    ------------    --------------
Investment Income:
  Interest..................................................   $   109,254        $     --        $       --
  Dividends (Net of withholding taxes of $0, $682, and
    $97,071, respectively)..................................     2,411,845           3,865           731,931
  Securities lending fees...................................        16,219              --                --
                                                               -----------        --------        ----------
    Total Investment Income.................................     2,537,318           3,865           731,931
                                                               -----------        --------        ----------
Expenses:
  Manager fees..............................................     2,140,564           6,478           199,128
  Administration fees.......................................       356,764             971            29,870
  12b-1 fees (Select Shares)................................        14,445             118             2,376
  Service fees (Adviser Shares).............................         9,976              --                --
  Audit fees................................................        17,442          13,967            12,977
  Custodian fees............................................       104,290          18,213            91,143
  Fund accounting fees......................................        30,508          20,828            44,172
  Registration and filing fees..............................        20,578           9,103             9,481
  Transfer agent fees.......................................        51,072           7,554             9,855
  Trustees' fees............................................        76,589             250             7,122
  Other expenses............................................        75,549             260             6,982
                                                               -----------        --------        ----------
    Total expenses before waivers/reimbursements............     2,897,777          77,742           413,106
    Less expenses waived/reimbursed.........................      (135,902)        (67,892)         (112,728)
                                                               -----------        --------        ----------
    Total Net Expenses......................................     2,761,875           9,850           300,378
                                                               -----------        --------        ----------
Net Investment Income/(Loss)................................      (224,557)         (5,985)          431,553
                                                               -----------        --------        ----------
Net Realized Gain on:
  Foreign currency transactions.............................            --           2,947            19,334
  Investments...............................................    23,698,317         232,543           354,320
Net Change in Unrealized Appreciation/(Depreciation) on:
  Foreign currency transactions.............................            --            (385)           43,525
  Investments...............................................    28,457,096         179,159         5,394,211
                                                               -----------        --------        ----------
Net Realized and Unrealized Gain/(Loss) on Investments and
  Foreign Currency Transactions.............................    52,155,413         414,264         5,811,390
                                                               -----------        --------        ----------
Net increase/(decrease) in net assets resulting from
  operations................................................   $51,930,856        $408,279        $6,242,943
                                                               ===========        ========        ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                 MARKET       DOUBLE ALPHA    SELECT SECTORS
                                                                NEUTRAL          MARKET       MARKET NEUTRAL
                                                                  FUND            FUND             FUND
                                                              ------------    ------------    --------------
Investment Income:
  Interest..................................................  $         --     $      --        $       --
  Dividends (Net of withholding taxes of $203, $0, and $0,
    respectively)...........................................     3,829,618        11,063           740,975
                                                              ------------     ---------        ----------
    Total Investment Income.................................     3,829,618        11,063           740,975
                                                              ------------     ---------        ----------
Expenses:
  Manager fees..............................................     1,320,446         3,778           124,534
  Administration fees.......................................       104,247         5,667            18,680
  12b-1 fees (Investor Shares)..............................        25,831           185             1,167
  Audit fees................................................        17,400         6,350             8,910
  Dividend expense for securities sold short................       829,269            --           121,112
  Fund accounting fees......................................        44,537        23,224            32,173
  Organization fees.........................................         4,081         1,417                --
  Registration and filing fees..............................        16,870        22,347            15,781
  Transfer agent fees.......................................        23,407         7,296             8,197
  Trustees' fees............................................        19,465         1,112             4,500
  Other expenses............................................        82,354         3,781            25,142
                                                              ------------     ---------        ----------
    Total expenses before waivers/reimbursements............     2,487,907        75,157           360,196
    Less expenses waived/reimbursed.........................      (236,222)      (61,698)          (83,182)
                                                              ------------     ---------        ----------
    Total Net Expenses......................................     2,251,685        13,459           277,014
                                                              ------------     ---------        ----------
Net Investment Income/(Loss)................................     1,577,933        (2,396)          463,961
                                                              ------------     ---------        ----------
Net Realized Gain/(Loss) on:
  Securities sold short.....................................      (810,608)           --        (1,882,622)
  Futures contracts.........................................            --       645,190                --
  Investments...............................................     6,316,652      (871,667)          980,707
Net Change in Unrealized Appreciation/(Depreciation) on:
  Securities sold short.....................................   (26,334,178)           --         2,330,472
  Futures contracts.........................................            --      (663,775)               --
  Investments...............................................     7,765,797       477,374        (1,819,824)
                                                              ------------     ---------        ----------
Net Realized and Unrealized Gain/(Loss) on Investments,
  Securities Sold Short, and Futures Contracts..............   (13,062,337)     (412,878)         (391,267)
                                                              ------------     ---------        ----------
Net increase/(decrease) in net assets resulting from
  operations................................................  $(11,484,404)    $(415,274)       $   72,694
                                                              ============     =========        ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           U.S. SMALL
                                      CAPITALIZATION SERIES                   JAPAN SERIES
                                ---------------------------------    ------------------------------
                                SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                 SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,      MARCH 31,
                                      1999              1999               1999             1999
                                ----------------    -------------    ----------------    ----------
                                  (UNAUDITED)                          (UNAUDITED)
OPERATIONS:
 Net investment
   income/(loss)..............    $   (224,557)     $     806,217       $   (5,985)      $  (4,688)
 Net realized gain/(loss) on:
   Foreign currency
     transactions.............              --                 --            2,947           7,278
   Investments................      23,698,317        (57,710,206)         232,543        (175,464)
 Net change in unrealized
   appreciation/(depreciation)
   on:
   Foreign currency
     transactions.............              --                 --             (385)            674
   Investments................      28,457,096        (79,559,913)         179,159         315,831
                                  ------------      -------------       ----------       ----------
   Net increase/(decrease) in
     net assets resulting from
     operations...............      51,930,856       (136,463,902)         408,279         143,631
                                  ------------      -------------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......              --           (748,548)              --              --
   Adviser Shares.............              --                 --               --              --
   Select Shares..............              --                 --               --              --
                                  ------------      -------------       ----------       ----------
                                            --           (748,548)              --              --
                                  ------------      -------------       ----------       ----------
 Net realized gain on
   investments
   Institutional Shares.......              --         (5,068,928)              --              --
   Adviser Shares.............              --           (244,354)              --              --
   Select Shares..............              --           (259,575)              --              --
                                  ------------      -------------       ----------       ----------
                                            --         (5,572,857)              --              --
                                  ------------      -------------       ----------       ----------
   Net decrease in net assets
     resulting from
     distributions............              --         (6,321,405)              --              --
                                  ------------      -------------       ----------       ----------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.......      16,181,574        196,873,799           31,802         769,151
   Adviser Shares.............         624,417         23,937,536               --              --
   Select Shares..............         256,209          8,142,464          766,280          18,199
                                  ------------      -------------       ----------       ----------
                                    17,062,200        228,953,799          798,082         787,350
                                  ------------      -------------       ----------       ----------
 Proceeds from dividends
   reinvested
   Institutional Shares.......              --          4,951,583               --              --
   Adviser Shares.............              --            201,395               --              --
   Select Shares..............              --            250,798               --              --
                                  ------------      -------------       ----------       ----------
                                            --          5,403,776               --              --
                                  ------------      -------------       ----------       ----------
 Cost of shares redeemed
   Institutional Shares.......     (83,768,080)      (164,834,333)         (41,189)       (720,516)
   Adviser Shares.............      (8,097,071)       (19,514,429)              --              --
   Select Shares..............      (5,226,652)       (19,117,051)        (697,944)        (25,334)
                                  ------------      -------------       ----------       ----------
                                   (97,091,803)      (203,465,813)        (739,133)       (745,850)
                                  ------------      -------------       ----------       ----------
   Net increase/(decrease) in
     net assets from shares of
     beneficial interest......     (80,029,603)        30,891,762           58,949          41,500
                                  ------------      -------------       ----------       ----------
Total increase/(decrease) in
 net assets...................     (28,098,747)      (111,893,545)         467,228         185,131
NET ASSETS:
 Beginning of period..........     477,169,407        589,062,952        1,101,021         915,890
                                  ------------      -------------       ----------       ----------
 End of period................    $449,070,660      $ 477,169,407       $1,568,249       $1,101,021
                                  ============      =============       ==========       ==========

                                      INTERNATIONAL SMALL
                                     CAPITALIZATION SERIES
                                --------------------------------
                                SIX MONTHS ENDED     YEAR ENDED
                                 SEPTEMBER 30,       MARCH 31,
                                      1999              1999
                                ----------------    ------------
                                  (UNAUDITED)
OPERATIONS:
 Net investment
   income/(loss)..............    $   431,553       $    538,747
 Net realized gain/(loss) on:
   Foreign currency
     transactions.............         19,334             36,733
   Investments................        354,320         (1,621,342)
 Net change in unrealized
   appreciation/(depreciation)
   on:
   Foreign currency
     transactions.............         43,525              8,321
   Investments................      5,394,211         (3,719,763)
                                  -----------       ------------
   Net increase/(decrease) in
     net assets resulting from
     operations...............      6,242,943         (4,757,304)
                                  -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......             --           (403,961)
   Adviser Shares.............             --                 --
   Select Shares..............             --            (15,734)
                                  -----------       ------------
                                           --           (419,695)
                                  -----------       ------------
 Net realized gain on
   investments
   Institutional Shares.......             --                 --
   Adviser Shares.............             --                 --
   Select Shares..............             --                 --
                                  -----------       ------------
                                           --                 --
                                  -----------       ------------
   Net decrease in net assets
     resulting from
     distributions............             --           (419,695)
                                  -----------       ------------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.......      5,596,126         24,896,742
   Adviser Shares.............             --                 --
   Select Shares..............        707,595          3,029,959
                                  -----------       ------------
                                    6,303,721         27,926,701
                                  -----------       ------------
 Proceeds from dividends
   reinvested
   Institutional Shares.......             --            401,708
   Adviser Shares.............             --                 --
   Select Shares..............             --             15,628
                                  -----------       ------------
                                           --            417,336
                                  -----------       ------------
 Cost of shares redeemed
   Institutional Shares.......     (5,934,220)       (25,345,483)
   Adviser Shares.............             --                 --
   Select Shares..............       (527,655)        (2,424,898)
                                  -----------       ------------
                                   (6,461,875)       (27,770,381)
                                  -----------       ------------
   Net increase/(decrease) in
     net assets from shares of
     beneficial interest......       (158,154)           573,656
                                  -----------       ------------
Total increase/(decrease) in
 net assets...................      6,084,789         (4,603,343)
NET ASSETS:
 Beginning of period..........     35,989,184         40,592,527
                                  -----------       ------------
 End of period................    $42,073,973       $ 35,989,184
                                  ===========       ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     DOUBLE ALPHA
                                             MARKET NEUTRAL FUND                     MARKET FUND
                                      ---------------------------------    --------------------------------
                                      SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    PERIOD ENDED
                                       SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,       MARCH 31,
                                            1999              1999               1999             1999*
                                      ----------------    -------------    ----------------    ------------
                                        (UNAUDITED)                          (UNAUDITED)
OPERATIONS:
 Net investment income/(loss).......   $   1,577,933      $   7,985,288      $    (2,396)      $   189,591
 Net realized gain/(loss) on:
   Short sales......................        (810,608)       (29,819,160)              --                --
   Futures contracts................              --                 --          645,190           385,581
   Investments......................       6,316,652        (21,000,267)        (871,667)         (275,466)
 Net change in unrealized
   appreciation/(depreciation) on:
   Short sales......................     (26,334,178)        39,028,579               --                --
   Futures contracts................              --                 --         (663,775)          289,800
   Investments......................       7,765,797        (18,091,355)         477,374          (529,922)
                                       -------------      -------------      -----------       -----------
   Net increase/(decrease) in net
     assets resulting from
     operations.....................     (11,484,404)       (21,896,915)        (415,274)           59,584
                                       -------------      -------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
   Institutional Shares.............              --         (6,521,535)              --          (182,541)
   Investor Shares..................              --         (1,184,406)              --            (5,281)
                                       -------------      -------------      -----------       -----------
   Net decrease in net assets
     resulting from distributions...              --         (7,705,941)              --          (187,822)
                                       -------------      -------------      -----------       -----------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.............      46,192,139        218,927,575        4,099,280        11,090,373
   Investor Shares..................       1,539,929         47,256,015            8,900           538,359
                                       -------------      -------------      -----------       -----------
                                          47,732,068        266,183,590        4,108,180        11,628,732
                                       -------------      -------------      -----------       -----------
 Proceeds from dividends reinvested
   Institutional Shares.............              --          6,381,723               --           182,541
   Investor Shares..................              --          1,131,149               --             5,281
                                       -------------      -------------      -----------       -----------
                                                  --          7,512,872               --           187,822
                                       -------------      -------------      -----------       -----------
 Cost of shares redeemed
   Institutional Shares.............     (98,514,019)      (206,509,383)      (3,103,877)       (4,117,465)
   Investor Shares..................     (23,529,640)       (41,095,835)        (171,447)         (281,820)
                                       -------------      -------------      -----------       -----------
                                        (122,043,659)      (247,605,218)      (3,275,324)       (4,399,285)
                                       -------------      -------------      -----------       -----------
   Net increase/(decrease) in net
     assets from shares of
     beneficial interest............     (74,311,591)        26,091,244          832,856         7,417,269
                                       -------------      -------------      -----------       -----------
Total increase/(decrease) in net
 assets.............................     (85,795,995)        (3,511,612)         417,582         7,289,031
NET ASSETS:
 Beginning of period................     199,791,171        203,302,783        7,289,031                --
                                       -------------      -------------      -----------       -----------
 End of period......................   $ 113,995,176      $ 199,791,171      $ 7,706,613       $ 7,289,031
                                       =============      =============      ===========       ===========

                                               SELECT SECTORS
                                            MARKET NEUTRAL FUND
                                      --------------------------------
                                      SIX MONTHS ENDED    PERIOD ENDED
                                       SEPTEMBER 30,       MARCH 31,
                                            1999             1999**
                                      ----------------    ------------
                                        (UNAUDITED)
OPERATIONS:
 Net investment income/(loss).......    $   463,961       $   294,261
 Net realized gain/(loss) on:
   Short sales......................     (1,882,622)       (1,570,000)
   Futures contracts................             --                --
   Investments......................        980,707           644,967
 Net change in unrealized
   appreciation/(depreciation) on:
   Short sales......................      2,330,472          (876,937)
   Futures contracts................             --                --
   Investments......................     (1,819,824)        1,620,741
                                        -----------       -----------
   Net increase/(decrease) in net
     assets resulting from
     operations.....................         72,694           113,032
                                        -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
   Institutional Shares.............             --           (52,697)
   Investor Shares..................             --              (625)
                                        -----------       -----------
   Net decrease in net assets
     resulting from distributions...             --           (53,322)
                                        -----------       -----------
SHARES OF BENEFICIAL INTEREST:
 Proceeds from shares issued
   Institutional Shares.............      1,405,175        34,996,504
   Investor Shares..................      1,127,597           578,074
                                        -----------       -----------
                                          2,532,772        35,574,578
                                        -----------       -----------
 Proceeds from dividends reinvested
   Institutional Shares.............             --            52,491
   Investor Shares..................             --               231
                                        -----------       -----------
                                                 --            52,722
                                        -----------       -----------
 Cost of shares redeemed
   Institutional Shares.............     (7,328,316)       (6,333,645)
   Investor Shares..................       (537,060)               --
                                        -----------       -----------
                                         (7,865,376)       (6,333,645)
                                        -----------       -----------
   Net increase/(decrease) in net
     assets from shares of
     beneficial interest............     (5,332,604)       29,293,655
                                        -----------       -----------
Total increase/(decrease) in net
 assets.............................     (5,259,910)       29,353,365
NET ASSETS:
 Beginning of period................     29,353,365                --
                                        -----------       -----------
 End of period......................    $24,093,455       $29,353,365
                                        ===========       ===========

---------------

 * From commencement of operations on April 22, 1998 (Institutional) and April 22, 1998 (Investor).

 ** From commencement of operations on October 19, 1998 (Institutional) and
    November 11, 1998 (Investor).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering six portfolios: U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund, collectively (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue Institutional Shares. In addition, the U.S. Small Capitalization Series is authorized to issue Select Shares and Adviser Shares, the Japan Series and International Small Capitalization Series are authorized to issue Select Shares, and the Market Neutral Fund, Double Alpha Market Fund and Select Sectors Market Neutral Fund are authorized to issue Investor Shares. The classes differ primarily with respect to the level of Service Fees and Distribution Fees and Shareholder Service Fees borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser.

The Trustees approved the closing of the U.S. Small Capitalization Series to new investors as of February 20, 1998, when the Fund reached $500 million in market value. Effective, January 1, 1999, the U.S. Small Capitalization Series was closed to all investments, except participants in 401(k) plans may continue to purchase shares until and including June 30, 1999. Participants in certain "wrap programs" may continue to purchase shares quarterly to rebalance their accounts and certain bank "asset allocation programs" may continue to purchase shares under the terms of the agreement with the Trust. In June 1999, the U.S. Small Capitalization Series was reopened on a limited basis to qualified plans and certain "wrap programs" with certain restrictions as to method of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their discretion.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

  Forward Foreign Currency Contracts

Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

  Foreign Securities

The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

  Futures Contracts

The Double Alpha Market Fund pursues its respective objective by investing in S&P 500 Index Future contracts. An S&P 500 Index Future contract is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

The use of futures contacts involves, to varying degrees, elements of market risk. Risks arise form the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

  Real Estate Investment Trusts

The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  Short Sales

The Market Neutral Fund and Select Sectors Market Neutral Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At September 30, 1999, the values of securities sold short in the Market Neutral Fund and the Select Sectors Market Neutral Fund amounted to $103,664,212 and $22,473,899, against which collateral of $213,110,725 and $45,966,705 was held, respectively. The collateral includes the Bear Stearns Deposit Account, the Bear Stearns repurchase agreement and the securities held long, as shown in the Schedule of Portfolio Investments.

  Securities Lending

Under the Security Lending Program, securities held by the U.S. Small Capitalization Series are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

At September 30, 1999, the value of securities loaned amounted to $1,888,839 against which cash collateral of $2,094,331 was held. The cash collateral is invested in short-term investments and is included in the Schedule of Portfolio Investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

  Determination of Net Asset Value and Calculation of Expenses

Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one Fund of the Trust are allocated among the respective Funds. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution and Shareholder Service expenses are solely borne by and charged to the Select Shares and Investor Shares; Services fees are charged to the Adviser Shares.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, Real Estate Investment Trusts (REITS), redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

As of March 31, 1999, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                          ACCUMULATED             ACCUMULATED UNDISTRIBUTED NET
                                                       UNDISTRIBUTED NET       REALIZED GAIN/(LOSS) ON INVESTMENTS
                                                    INVESTMENT INCOME/(LOSS)    AND FOREIGN CURRENCY TRANSACTIONS
                                                    ------------------------   -----------------------------------
U.S. Small Capitalization Series                            $(35,357)                       $ 35,755
Japan Series                                                   7,278                          (7,275)
International Small Capitalization Series                     71,679                         (71,679)
Market Neutral Fund                                           80,143                         (80,143)
Select Sectors Market Neutral Fund                            11,769                         (11,769)

  Organizational Expenses

Costs incurred in connection with the organization and initial registration of the Market Neutral Fund and Double Alpha Market Fund have been deferred and are being amortized on a straight-line basis over a sixty month period commencing December 1997 and April 1998, respectively.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds under separate management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the U.S. Small Capitalization Series, 1.00% for both the Japan Series and the International Small Capitalization Series, 1.90% for the Market Neutral Fund, 0.10% for the Double Alpha Market Fund and 1.00% for the Select Sectors Market Neutral Fund of each Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the U.S. Small Capitalization Series, 1.50% of the average net assets of the Japan Series and International Small Capitalization Series, and 2.35% of the average net assets of the Double Alpha Market Fund (2.00% of which reflects the expense ratio of the Market Neutral Fund, which the Double Alpha Market Fund invests in). This includes the management fee but excludes the Service fees, and the Distribution and Shareholder Service fees. The Manager has agreed to maintain an operating expense ratio for the Market Neutral Fund of 2.00% and for the Select Sectors Market Neutral Fund of 1.25% of each Fund's average net assets, exclusive of the dividend expense on short sales. The operating expense ratio includes the management fee but excludes the Distribution and Shareholder Service fees. For the six months ended September 30, 1999, the amount of such waivers totaled $1,245, $6,478, $101,463, $196,970, $3,778 and $69,600 for the
U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively. For the six months ended September 30, 1999, the amount of such reimbursements totaled $0, $60,443, $0, $0, $52,253, and $0 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the U.S. Small Capitalization Series, International Small Capitalization Series, Market Neutral Fund, and Select Sectors Market Neutral Fund. In addition, the

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Administrator has agreed to waive all fees in the Japan Series and the Double Alpha Market Fund until the net assets reach $25 million. For the six months ended September 30, 1999, the amount of such waivers totaled $134,657, $971, $11,265, $39,252, $5,667 and $13,582 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, respectively.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee of $30,000 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, $50,000 for the Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund, and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

The Trust has adopted a Distribution and Shareholder Service Plan for its Select Shares and Investor Shares, pursuant to Rule 12b-1 under the 1940 Act. The Select Shares and Investor Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Select Shares and Investor Shares. The Select Shares and Investor Shares are subject to an annual Distribution and Shareholder Service Fee of up to 0.25% of the respective average daily net assets. For the six months ended September 30, 1999, the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund, Double Alpha Market Fund and the Select Sectors Market Neutral Fund incurred distribution and shareholder service expenses in the amount of $14,445, $118, $2,376, $25,831, $185 and $1,167, respectively. In addition, the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Select Shares and Investor Shares for sub-transfer and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the U.S. Small Capitalization Series. Such shares are subject to an annual Service Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. For the six months ended September 30, 1999, the Service Fee attributable to the Adviser Shares was charged as incurred, and amounted to 0.17%.

4. FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As of March 31, 1999, the U.S. Small Capitalization Series had a capital loss carryover of $25,481,146, which will expire in March 31, 2007. The Japan Series had a capital loss carryover of $908,755 of which $258,946, $69,379, $15,997, $20,835, $261,584 and $282,014 will expire on March 31 of the years 2000, 2001,
2002, 2004, 2006 and 2007, respectively. The International Small Capitalization Series had a capital loss carryover of $1,316,042, which will expire on March 31, 2007. The Market Neutral Fund had a capital loss carryover of $20,880,748, which will expire in March 31, 2007. Capital loss carryovers will be available to offset future realized capital gains through the stated years. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1 and the end of its fiscal year.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses:

                                                                AMOUNT
                                                              -----------
U.S. Small Capitalization Series                              $30,959,915
Japan Series                                                       30,065
International Small Capitalization Series                         579,801
Market Neutral Fund                                            31,196,315
Select Sectors Market Neutral Fund                                759,041

5. SECURITY PURCHASES AND SALES. For the six months ended September 30, 1999, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES         SALES
                                                              ------------    ------------
U.S. Small Capitalization Series                              $270,796,591    $350,400,137
Japan Series                                                       735,548         728,007
International Small Capitalization Series                       22,994,776      23,644,338
Market Neutral Fund                                             58,702,770     154,196,835
Double Alpha Market Fund                                         6,382,941       5,622,840
Select Sectors Market Neutral Fund                              48,374,423      50,593,067

6. PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at September 30, 1999, held the following aggregate percentages of the respective Fund's shares:

                                                              % OF FUND'S
                                                                SHARES
                                                              -----------
U.S. Small Capitalization Series                                 40%
Japan Series                                                     76%
International Small Capitalization Series                        89%
Market Neutral Fund                                              66%
Double Alpha Market Fund                                         95%
Select Sectors Market Neutral Fund                               77%

7. TRUSTEE FEES. The unaffiliated Trustees each receive an annual fee of $45,540 plus a $4,125 meeting fee for each meeting attended.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8. SALES AND REDEMPTIONS OF SHARES. Transactions in shares of beneficial interest were as follows:

                                                                    PERIOD ENDED SEPTEMBER 30, 1999
                                        ---------------------------------------------------------------------------------------
                                                                                                                      SELECT
                                                                       INTERNATIONAL                    DOUBLE        SECTORS
                                          U.S. SMALL                       SMALL          MARKET         ALPHA        MARKET
                                        CAPITALIZATION      JAPAN      CAPITALIZATION     NEUTRAL       MARKET        NEUTRAL
                                            SERIES         SERIES          SERIES          FUND          FUND          FUND
                                        --------------   -----------   --------------   -----------   -----------   -----------
                                         (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
Shares sold:
    Institutional.....................     1,938,189         4,646          539,095       5,501,188     445,145         135,960
    Adviser...........................        75,977            --               --              --          --              --
    Select/Investor...................        32,045       109,499           66,939         180,908         927         113,077
                                         -----------      --------       ----------     -----------    --------     -----------
                                           2,046,211       114,145          606,034       5,682,096     446,072         249,037
                                         -----------      --------       ----------     -----------    --------     -----------
Issued upon reinvestment of
  distributions:
    Institutional.....................            --            --               --              --          --              --
    Adviser...........................            --            --               --              --          --              --
    Select/Investor...................            --            --               --              --          --              --
                                         -----------      --------       ----------     -----------    --------     -----------
Shares redeemed:
    Institutional.....................   (10,031,778)       (6,618)        (574,717)    (11,581,657)   (322,265)       (723,585)
    Adviser...........................      (994,097)           --               --              --          --              --
    Select/Investor...................      (630,687)      (98,566)         (51,099)     (2,786,805)    (17,880)        (52,752)
                                         -----------      --------       ----------     -----------    --------     -----------
                                         (11,656,562)     (105,184)        (625,816)    (14,368,462)   (340,145)       (776,337)
                                         -----------      --------       ----------     -----------    --------     -----------
Net increase/(decrease)
    Institutional.....................    (8,093,589)       (1,972)         (35,622)     (6,080,469)    122,880        (587,625)
    Adviser...........................      (918,120)           --               --              --          --              --
    Select/Investor...................      (598,642)       10,933           15,840      (2,605,897)    (16,953)         60,325
                                         -----------      --------       ----------     -----------    --------     -----------
                                          (9,610,351)        8,961          (19,782)     (8,686,366)    105,927        (527,300)
                                         ===========      ========       ==========     ===========    ========     ===========

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                   PERIOD ENDED MARCH 31, 1999
                                        ----------------------------------------------------------------------------------
                                                                                                                  SELECT
                                                                      INTERNATIONAL                   DOUBLE      SECTORS
                                          U.S. SMALL                      SMALL          MARKET        ALPHA      MARKET
                                        CAPITALIZATION     JAPAN      CAPITALIZATION     NEUTRAL      MARKET      NEUTRAL
                                            SERIES         SERIES         SERIES          FUND         FUND*      FUND**
                                        --------------   ----------   --------------   -----------   ---------   ---------
Shares sold:
    Institutional.....................    22,599,032        189,362      2,699,769      22,044,753   1,130,218   3,351,263
    Adviser...........................     2,607,621             --             --              --          --          --
    Select/Investor...................       951,183          3,723        324,076       4,740,977      55,337      51,695
                                         -----------     ----------     ----------     -----------   ---------   ---------
                                          26,157,836        193,085      3,023,845      26,785,730   1,185,555   3,402,958
                                         -----------     ----------     ----------     -----------   ---------   ---------
Issued upon reinvestment of
  distributions:
    Institutional.....................       629,172             --         46,173         661,319      19,034       5,082
    Adviser...........................        25,655             --             --              --          --          --
    Select/Investor...................        32,030             --          1,797         117,217         551          22
                                         -----------     ----------     ----------     -----------   ---------   ---------
                                             686,857             --         47,970         778,536      19,585       5,104
                                         -----------     ----------     ----------     -----------   ---------   ---------
Shares redeemed:
    Institutional.....................   (20,192,247)      (179,905)    (2,866,134)    (21,509,301)   (432,386)   (601,904)
    Adviser...........................    (2,399,867)            --             --              --          --          --
    Select/Investor...................    (2,321,370)        (5,570)      (275,479)     (4,230,293)    (29,584)         --
                                         -----------     ----------     ----------     -----------   ---------   ---------
                                         (24,913,484)      (185,475)    (3,141,613)    (25,739,594)   (461,970)   (601,904)
                                         -----------     ----------     ----------     -----------   ---------   ---------
Net increase/(decrease)
    Institutional.....................     3,035,957          9,457       (120,192)      1,196,771     716,866   2,754,441
    Adviser...........................       233,409             --             --              --          --          --
    Select/Investor...................    (1,338,157)        (1,847)        50,394         627,901      26,304      51,717
                                         -----------     ----------     ----------     -----------   ---------   ---------
                                           1,931,209          7,610        (69,798)      1,824,672     743,170   2,806,158
                                         ===========     ==========     ==========     ===========   =========   =========

---------------

 * From commencement of operations on April 22, 1998 (Institutional) and April 22, 1998 (Investor).

** From commencement of operations on October 19, 1998 (Institutional) and
   November 11, 1998 (Investor).

9. LINE OF CREDIT. A line of credit to a maximum amount of 33.33% of total net assets for the Market Neutral Fund has been established by the custodian for temporary purposes. Lines of credit in the amount of $250,000 for the Japan Series and $10,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $5,000,000 for the International Small Capitalization Series.

10. CONCENTRATION OF CREDIT. At September 30, 1999, the U.S. Small Capitalization Series had the following industry concentrations in excess of 10% of its net assets: Electronics -- 12.4%. The Japan Series had the following industry concentrations in excess of 10% of its net assets: Banking -- 20.0% and Electronics -- 20.4%. The International Small Capitalization Series had the following country concentrations in excess of 10% of its net assets:
Japan -- 23.4% and United Kingdom 18.0%. The Market Neutral Fund had the following industry concentrations in excess of 10% of its net assets:
Services -- 10.8%. The Select Sectors Market Neutral Fund had the following industry concentrations in excess of 10% of its net assets:
Electronics -- 12.1%.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11. OTHER TAX INFORMATION (UNAUDITED). For corporate shareholders of the U.S. Small Capitalization Series 32.16% of the total ordinary income distributions paid during the fiscal year ended March 31, 1999, qualify for the corporate dividends received deduction.

The International Small Capitalization Series may elect to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 1999. The following information is presented with respect to the election:

                                                                AMOUNT
                                                              ----------
Gross Income from Foreign Countries                           $1,348,024
Gross Income from Foreign Countries Per Share                      0.341
Income Taxes Paid to Foreign Countries                           162,556
Income Taxes Paid to Foreign Countries Per Share                   0.041

During the fiscal year ended March 31, 1999, the U.S. Small Capitalization Series declared long-term capital gain distributions in the amount of $3,933,169.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            FOR THE SIX MONTHS    FOR THE YEAR      FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                  ENDED              ENDED             ENDED            ENDED            ENDED            ENDED
                            SEPTEMBER 30, 1999   MARCH 31, 1999    MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                            ------------------   --------------    --------------   --------------   --------------   --------------
                               (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning
  of period...............       $   7.66           $   9.76          $   7.13         $  7.60          $  6.97          $  7.36
                                 --------           --------          --------         -------          -------          -------
Income from investment
  operations:
  Net investment
    income/(loss).........             --               0.01***           0.02***         0.04             0.03             0.01
  Net realized and
    unrealized gain/(loss)
    on investments........           0.87              (2.02)             3.14            1.39             2.34             0.78
                                 --------           --------          --------         -------          -------          -------
  Total from investment
    operations............           0.87              (2.01)             3.16            1.43             2.37             0.79
                                 --------           --------          --------         -------          -------          -------
Distributions to
  shareholders from:
  Net investment income...             --              (0.01)            (0.01)          (0.05)           (0.01)           (0.08)
  Net realized gain on
    investments...........             --              (0.08)            (0.52)          (1.85)           (1.73)           (1.10)
                                 --------           --------          --------         -------          -------          -------
  Total distributions to
    shareholders..........             --              (0.09)            (0.53)          (1.90)           (1.74)           (1.18)
                                 --------           --------          --------         -------          -------          -------
Net asset value, end of
  period..................       $   8.53           $   7.66          $   9.76         $  7.13          $  7.60          $  6.97
                                 ========           ========          ========         =======          =======          =======
Total return *............          11.36%            (20.56)%           44.95%          19.53%           35.69%           12.21%

RATIOS TO AVERAGE NET
  ASSETS/ SUPPLEMENTAL
  DATA:
  Net Assets, end of
    period (000)..........       $426,718           $445,476          $537,891         $82,116          $60,046          $56,910
  Net investment
    income/(loss) before
    waivers/
    reimbursements........          (0.14)%**           0.10%             0.04%          (0.12)%           0.22%            0.33%
  Net investment
    income/(loss) net of
    waivers/
    reimbursements........          (0.08)%**           0.16%             0.19%           0.35%            0.47%            0.60%
  Expenses before
 waivers/reimbursements...           1.21% **           1.19%             1.30%           1.54%            1.15%            1.17%
  Expenses net of
 waivers/reimbursements...           1.15% **           1.15%             1.15%           1.07%            0.90%            0.90%
  Portfolio turnover
    rate..................          57.99%            123.66%            77.70%         126.83%           71.87%           57.27%

---------------

*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         FOR THE SIX MONTHS    FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                               ENDED              ENDED            ENDED              ENDED
                                         SEPTEMBER 30, 1999   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997(A)
                                         ------------------   --------------   --------------   -----------------
                                            (UNAUDITED)
ADVISER SHARES
Net asset value, beginning of period...        $ 7.65            $  9.75          $  7.14            $ 7.38
                                               ------            -------          -------            ------
Income from investment operations:
  Net investment income/(loss).........         (0.01)                --***         (0.01)***          0.02
  Net realized and unrealized
     gain/(loss) on investments........          0.86              (2.02)            3.14             (0.26)
                                               ------            -------          -------            ------
  Total from investment operations.....          0.85              (2.02)            3.13             (0.24)
                                               ------            -------          -------            ------
Distributions to shareholders from:
  Net realized gain on investments.....            --              (0.08)           (0.52)               --
                                               ------            -------          -------            ------
  Total distributions to
     shareholders......................            --              (0.08)           (0.52)               --
                                               ------            -------          -------            ------
Net asset value, end of period.........        $ 8.50            $  7.65          $  9.75            $ 7.14
                                               ======            =======          =======            ======
Total return *.........................         11.11%            (20.70)%          44.50%            (3.25)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period (000)...        $9,388            $15,465          $17,448              $208
     Net investment income/(loss)
       before waivers/reimbursements...         (0.31)%**          (0.06)%          (0.22)%            0.07%**
     Net investment income/(loss) net
       of waivers/reimbursements.......         (0.25)%**          (0.00)%          (0.06)%            0.46%**
     Expenses before
       waivers/reimbursements..........          1.38% **           1.35%            1.56%             1.54%**
     Expenses net of
       waivers/reimbursements..........          1.32% **           1.29%            1.40%             1.15%**
     Portfolio turnover rate...........         57.99%            123.66%           77.70%           126.83%

---------------

*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on January 21, 1997 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           FOR THE SIX MONTHS    FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                                 ENDED              ENDED            ENDED              ENDED
                                           SEPTEMBER 30, 1999   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1997(A)
                                           ------------------   --------------   --------------   -----------------
                                              (UNAUDITED)
SELECT SHARES
Net asset value, beginning of period.....       $  7.63            $  9.73          $  7.13            $ 8.49
                                                -------            -------          -------            ------
Income from investment operations:
  Net investment income/(loss)...........         (0.02)             (0.01)***        (0.02)***          0.07
  Net realized and unrealized gain/(loss)
     on investments......................          0.87              (2.01)            3.14              0.47
                                                -------            -------          -------            ------
  Total from investment operations.......          0.85              (2.02)            3.12              0.54
                                                -------            -------          -------            ------
Distributions to shareholders from:
  Net investment income..................            --                 --               --             (0.05)
  Net realized gain on investments.......            --              (0.08)           (0.52)            (1.85)
                                                -------            -------          -------            ------
  Total distributions to shareholders....            --              (0.08)           (0.52)            (1.90)
                                                -------            -------          -------            ------
Net asset value, end of period...........       $  8.48            $  7.63          $  9.73            $ 7.13
                                                =======            =======          =======            ======
Total return*............................         11.14%            (20.74)%          44.42%             6.84%

RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period (000).....       $12,964            $16,228          $33,724            $2,375
     Net investment income/(loss) before
       waivers/reimbursements............         (0.37)%**          (0.50)%          (0.70)%            0.07%**
     Net investment income/(loss) net of
       waivers/reimbursements............         (0.31)%**          (0.15)%          (0.24)%            0.46%**
     Expenses before
       waivers/reimbursements............          1.47% **           1.77%            2.05%             1.54%**
     Expenses net of
       waivers/reimbursements............          1.41% **           1.42%            1.59%             1.15%**
     Portfolio turnover rate.............         57.99%            123.66%           77.70%           126.83%

---------------

*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   FOR THE       FOR THE      FOR THE      FOR THE      FOR THE     FOR THE
                                 SIX MONTHS       YEAR         YEAR         YEAR         YEAR        YEAR
                                    ENDED         ENDED        ENDED        ENDED        ENDED       ENDED
                                SEPTEMBER 30,   MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,
                                    1999          1999         1998         1997         1996        1995
                                -------------   ---------    ---------    ---------    ---------   ---------
                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of
  period......................     $  5.46       $  4.72      $  6.20      $  8.77      $ 8.96      $ 8.25
                                   -------       -------      -------      -------      ------      ------
Income from investment
  operations:
  Net investment
    income/(loss).............       (0.03)        (0.02)***    (0.04)***    (0.05)***    0.04        0.10
  Net realized and unrealized
    gain/(loss) on investments
    and foreign currency
    transactions..............        2.02          0.76        (1.44)       (2.45)      (0.15)       0.63
                                   -------       -------      -------      -------      ------      ------
  Total from investment
    operations................        1.99          0.74        (1.48)       (2.50)      (0.11)       0.73
                                   -------       -------      -------      -------      ------      ------
Distributions to shareholders
  from:
  Net investment income.......          --            --           --        (0.04)         --          --
  In excess of net investment
    income....................          --            --           --        (0.03)      (0.08)      (0.02)
                                   -------       -------      -------      -------      ------      ------
  Total distributions to
    shareholders..............          --            --           --        (0.07)      (0.08)      (0.02)
                                   -------       -------      -------      -------      ------      ------
Net asset value, end of
  period......................     $  7.45       $  5.46      $  4.72      $  6.20      $ 8.77      $ 8.96
                                   =======       =======      =======      =======      ======      ======
Total return*.................       36.45%        15.68%      (23.87)%     (28.68)%     (1.20)%      8.86%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
    Net assets, end of period
      (000)...................      $1,422        $1,053         $866       $1,009      $1,378      $1,385
    Net investment loss before
      waivers/
      reimbursements..........      (11.41)%**    (13.32)%     (13.49)%     (12.54)%     (6.38)%     (6.22)%
    Net investment loss net of
      waivers/
      reimbursements..........       (0.92)%**     (0.50)%      (0.74)%      (0.63)%     (0.22)%     (0.20)%
    Expenses before
     waivers/reimbursements...       12.00%**      14.32%       14.25%       13.33%       7.16%       7.02%
    Expenses net of
      waivers/reimbursements..        1.50%**       1.50%        1.50%        1.42%       1.00%       1.00%
    Portfolio turnover rate...       58.05%       152.20%      102.13%       51.70%      60.60%      57.10%

---------------

*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        FOR THE SIX MONTHS    FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                              ENDED              ENDED            ENDED              ENDED
                                        SEPTEMBER 30, 1999   MARCH 31, 1999   MARCH 31, 1998   March 31, 1997(a)
                                        ------------------   --------------   --------------   -----------------
                                           (UNAUDITED)
SELECT SHARES
Net asset value, beginning of
  period..............................       $  5.44            $  4.71          $  6.20            $  8.08
                                             -------            -------          -------            -------
Income from investment operations:
  Net investment loss.................         (0.01)             (0.04)***        (0.04)***          (0.01)***
  Net realized and unrealized
     gain/(loss) on investments and
     foreign currency transactions....          1.99               0.77            (1.45)             (1.80)
                                             -------            -------          -------            -------
  Total from investment operations....          1.98               0.73            (1.49)             (1.81)
                                             -------            -------          -------            -------
Distributions to shareholders from:
  Net investment income...............            --                 --               --              (0.04)
  In excess of net investment
     income...........................            --                 --               --              (0.03)
                                             -------            -------          -------            -------
  Total distributions to
     shareholders.....................            --                 --               --              (0.07)
                                             -------            -------          -------            -------
Net asset value, end of period........       $  7.42            $  5.44          $  4.71            $  6.20
                                             =======            =======          =======            =======
Total return*.........................         36.40%             15.50%          (24.03)%           (22.59)%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net assets, end of period
       (000)..........................          $146                $48              $50                $13
     Net investment loss before
       waivers/ reimbursements........        (10.98)%**         (14.06)%          (9.10)%           (11.83)%**
     Net investment loss net of
       waivers/ reimbursements........         (0.98)%**          (0.91)%          (0.82)%             0.00%**
     Expenses before
       waivers/reimbursements.........         12.25%**           14.95%           10.12%             13.33%**
     Expenses net of
       waivers/reimbursements.........          1.75%**            1.80%            1.85%              1.50%**
     Portfolio turnover rate..........         58.05%            152.20%          102.13%             51.70%

---------------

*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    FOR THE SIX MONTHS     FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                          ENDED               ENDED             ENDED               ENDED
                                    SEPTEMBER 30, 1999    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(A)
                                    ------------------    --------------    --------------    -----------------
                                       (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of
  period..........................       $  9.11             $ 10.10           $ 10.13             $ 10.00
                                         -------             -------           -------             -------
Income from investment operations:
  Net investment income...........          0.11                0.12***           0.08***             0.02***
  Net realized and unrealized
     gain/(loss) on investments
     and foreign currency
     transactions.................          1.49               (1.02)             0.14                0.11
                                         -------             -------           -------             -------
  Total from investment
     operations...................          1.60               (0.90)             0.22                0.13
                                         -------             -------           -------             -------
Distributions to shareholders
  from:
  Net investment income...........            --               (0.09)            (0.05)                 --
  Net realized gain on investments
     and foreign currency
     transactions.................            --                  --             (0.06)                 --
  In excess of net realized gain
     on investments and foreign
     currency transactions........            --                  --             (0.14)                 --
                                         -------             -------           -------             -------
  Total distributions to
     shareholders.................            --               (0.09)            (0.25)                 --
                                         -------             -------           -------             -------
Net asset value, end of period....       $ 10.71             $  9.11           $ 10.10             $ 10.13
                                         =======             =======           =======             =======
Total return*.....................         17.56%              (8.83)%            2.51%               1.30%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)......................       $39,914             $34,292           $39,218             $12,859
     Net investment income/(loss)
       before
       waivers/reimbursements.....          1.62%**             0.82%            (0.32)%             (5.85)%**
     Net investment income net of
       waivers/reimbursements.....          2.18%**             1.29%             0.82%               0.11%**
     Expenses before
       waivers/reimbursements.....          2.06%**             1.97%             2.64%               7.46%**
     Expenses net of
       waivers/reimbursements.....          1.50%**             1.50%             1.50%               1.50%**
     Portfolio turnover rate......         59.75%             111.05%            77.72%               6.71%

---------------
*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on September 23, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    FOR THE SIX MONTHS     FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                          ENDED               ENDED             ENDED               ENDED
                                    SEPTEMBER 30, 1999    MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1997(A)
                                    ------------------    --------------    --------------    -----------------
                                       (UNAUDITED)
SELECT SHARES
Net asset value, beginning of
  period..........................        $ 9.10              $10.09            $10.13             $10.04
                                          ------              ------            ------             ------
Income from investment operations:
  Net investment income...........          0.09                0.07***           0.06***            0.02***
  Net realized and unrealized
     gain/(loss) on investments
     and foreign currency
     transactions.................          1.48               (1.00)             0.14               0.07
                                          ------              ------            ------             ------
  Total from investment
     operations...................          1.57               (0.93)             0.20               0.09
                                          ------              ------            ------             ------
Distributions to shareholders
  from:
  Net investment income...........            --               (0.06)            (0.04)                --
  Net realized gain on investments
     and foreign currency
     transactions.................            --                  --             (0.06)                --
  In excess of net realized gain
     on investments and foreign
     currency transactions........            --                  --             (0.14)                --
                                          ------              ------            ------             ------
  Total distributions to
     shareholders.................            --               (0.06)            (0.24)                --
                                          ------              ------            ------             ------
Net asset value, end of period....        $10.67              $ 9.10            $10.09             $10.13
                                          ======              ======            ======             ======
Total return*.....................         17.25%              (9.16)%            2.22%              0.90%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
     Net Assets, end of period
       (000)......................        $2,160              $1,697            $1,375               $185
     Net investment income/(loss)
       before
       waivers/reimbursements.....          1.28%**             0.08%            (0.83)%            (5.52)%**
     Net investment income net of
       waivers/reimbursements.....          1.84%**             0.79%             0.61%              0.44%**
     Expenses before
       waivers/reimbursements.....          2.38%**             2.66%             3.35%              7.46%**
     Expenses net of
       waivers/reimbursements.....          1.82%**             1.95%             1.91%              1.50%**
     Portfolio turnover rate......         59.75%             111.05%            77.72%              6.71%

---------------
*   Total Return for periods less than one year is not annualized.

**  Annualized.

*** Calculated based on the average shares outstanding during the period.

(a)  From commencement of operations on October 29, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE            FOR THE            FOR THE
                                                      SIX MONTHS ENDED      YEAR ENDED       PERIOD ENDED
                                                     SEPTEMBER 30, 1999   MARCH 31, 1999   MARCH 31, 1998(A)
                                                     ------------------   --------------   -----------------
                                                        (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period...............       $   8.99           $   9.97          $  10.00
                                                          --------           --------          --------
Income from investment operations:
  Net investment income............................           0.15               0.29***           0.10***
  Net realized and unrealized loss on investments
     and securities sold short.....................          (0.71)             (1.00)            (0.13)
                                                          --------           --------          --------
  Total from investment operations.................          (0.56)             (0.71)            (0.03)
                                                          --------           --------          --------
Distributions to shareholders from:
  Net investment income............................             --              (0.27)               --
                                                          --------           --------          --------
  Total distributions to shareholders..............             --              (0.27)               --
                                                          --------           --------          --------
Net asset value, end of period.....................       $   8.43           $   8.99          $   9.97
                                                          ========           ========          ========
Total return*......................................          (6.23)%            (7.31)%           (0.30)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)..................       $100,902           $162,404          $168,080
  Net investment income before
     waivers/reimbursements........................           1.98%**            2.75%             2.72%**
  Net investment income net of
     waivers/reimbursements........................           2.33%**            2.97%             3.31%**
  Expenses (including dividend expense) before
     waivers/reimbursements........................           3.55%**            3.07%             3.33%**
  Expenses (including dividend expense) net of
     waivers/reimbursements........................           3.19%**            2.85%             2.75%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements........................           2.00%**            2.00%             2.00%**
  Portfolio turnover rate..........................          44.50%            205.32%           232.93%

---------------

  * Total Return for periods less than one year is not annualized.

 ** Annualized.

*** Calculated based on the average shares outstanding during the period.

 (a) From commencement of operations on December 16, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE            FOR THE            FOR THE
                                                      SIX MONTHS ENDED      YEAR ENDED       PERIOD ENDED
                                                     SEPTEMBER 30, 1999   MARCH 31, 1999   MARCH 31, 1998(A)
                                                     ------------------   --------------   -----------------
                                                        (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period...............       $  8.98            $  9.96            $ 10.00
                                                          -------            -------            -------
Income from investment operations:
  Net investment income............................          0.23               0.25***            0.08***
  Net realized and unrealized loss on investments
     and securities sold short.....................         (0.81)             (1.00)             (0.12)
                                                          -------            -------            -------
  Total from investment operations.................         (0.58)             (0.75)             (0.04)
                                                          -------            -------            -------
Distributions to shareholders from:
  Net investment income............................            --              (0.23)                --
                                                          -------            -------            -------
  Total distributions to shareholders..............            --              (0.23)                --
                                                          -------            -------            -------
Net asset value, end of period.....................       $  8.40            $  8.98            $  9.96
                                                          =======            =======            =======
Total return*......................................         (6.46)%            (7.66)%            (0.40)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)..................       $13,093            $37,387            $35,223
  Net investment income before
     waivers/reimbursements........................          1.67%**            2.31%              2.28%**
  Net investment income net of
     waivers/reimbursements........................          2.00%**            2.53%              2.82%**
  Expenses (including dividend expense) before
     waivers/reimbursements........................          3.84%**            3.52%              3.87%**
  Expenses (including dividend expense) net of
     waivers/reimbursements........................          3.48%**            3.31%              3.34%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements........................          2.29%**            2.45%              2.50%**
  Portfolio turnover rate..........................         44.50%            205.32%            232.93%

---------------

  * Total Return for periods less than one year is not annualized.

 ** Annualized.

*** Calculated based on the average shares outstanding during the period.

 (a) From commencement of operations on December 18, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   FOR THE               FOR THE
                                                               SIX MONTHS ENDED       PERIOD ENDED
                                                              SEPTEMBER 30, 1999    MARCH 31, 1999(A)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................        $ 9.81               $ 10.00
                                                                    ------               -------
Income from investment operations:
  Net investment income/(loss)..............................            --                  0.26
  Net realized and unrealized loss on investments and
     futures contracts......................................         (0.73)                (0.21)
                                                                    ------               -------
  Total from investment operations..........................         (0.73)                 0.05
                                                                    ------               -------
Distributions to shareholders from:
  Net investment income.....................................            --                 (0.24)
                                                                    ------               -------
  Total distributions to shareholders.......................            --                 (0.24)
                                                                    ------               -------
Net asset value, end of period..............................        $ 9.08               $  9.81
                                                                    ======               =======
Total return*...............................................         (7.44)%                0.53%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $7,622                $7,032
  Net investment income/(loss) before
     waivers/reimbursements.................................         (1.69)%**              1.18%**
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.06)%**              2.81%**
  Expenses before waivers/reimbursements....................          1.98%**               1.98%**
  Expenses net of waivers/reimbursements....................          0.35%**               0.35%**
  Portfolio turnover rate...................................         84.44%               154.45%

---------------

 * Total Return for periods less than one year is not annualized.

 ** Annualized.

(a) From commencement of operations on April 22, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
DOUBLE ALPHA MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   FOR THE               FOR THE
                                                               SIX MONTHS ENDED       PERIOD ENDED
                                                              SEPTEMBER 30, 1999    MARCH 31, 1999(A)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................        $ 9.79               $ 10.00
                                                                    ------               -------
Income from investment operations:
  Net investment income/(loss)..............................         (0.01)                 0.21
  Net realized and unrealized loss on investments and
     futures contracts......................................         (0.73)                (0.20)
                                                                    ------               -------
  Total from investment operations..........................         (0.74)                 0.01
                                                                    ------               -------
Distributions to shareholders from:
  Net investment income.....................................            --                 (0.22)
                                                                    ------               -------
  Total distributions to shareholders.......................            --                 (0.22)
                                                                    ------               -------
Net asset value, end of period                                      $ 9.05               $  9.79
                                                                    ======               =======
Total return*...............................................         (7.56)%                0.18%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................           $85                  $257
  Net investment income/(loss) before
     waivers/reimbursements.................................         (1.98)%**              1.39%**
  Net investment income/(loss) net of
     waivers/reimbursements.................................         (0.35)%**              3.07%**
  Expenses before waivers/reimbursements....................          2.23%**               2.14%**
  Expenses net of waivers/reimbursements....................          0.60%**               0.45%**
  Portfolio turnover rate...................................         84.44%               154.45%

---------------

 * Total Return for periods less than one year is not annualized.

 ** Annualized.

(a) From commencement of operations on April 22, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   FOR THE               FOR THE
                                                               SIX MONTHS ENDED       PERIOD ENDED
                                                              SEPTEMBER 30, 1999    MARCH 31, 1999(A)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INSTITUTIONAL SHARES
Net asset value, beginning of period........................       $ 10.46               $ 10.00
                                                                   -------               -------
Income from investment operations:
  Net investment income.....................................          0.23                  0.11
  Net realized and unrealized gain/(loss) on investments and
     securities sold short..................................         (0.11)                 0.40
                                                                   -------               -------
  Total from investment operations..........................          0.12                  0.51
                                                                   -------               -------
Distributions to shareholders from:
  Net investment income.....................................            --                 (0.05)
                                                                   -------               -------
  Total distributions to shareholders.......................            --                 (0.05)
                                                                   -------               -------
Net asset value, end of period..............................       $ 10.58               $ 10.46
                                                                   =======               =======
Total return*...............................................          1.15%                 5.14%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $22,914               $28,814
  Net investment income before waivers/reimbursements.......          3.07%**               2.00%**
  Net investment income net of waivers/reimbursements.......          3.74%**               3.15%**
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          2.89%**               3.90%**
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          2.22%**               2.75%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          1.25%**               1.25%**
  Portfolio turnover rate...................................        215.10%               145.22%

---------------

 * Total Return for periods less than one year is not annualized.

 ** Annualized.

(a) From commencement of operations on October 19, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
SELECT SECTORS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   FOR THE               FOR THE
                                                               SIX MONTHS ENDED       PERIOD ENDED
                                                              SEPTEMBER 30, 1999    MARCH 31, 1999(A)
                                                              ------------------    -----------------
                                                                 (UNAUDITED)
INVESTOR SHARES
Net asset value, beginning of period........................        $10.43               $ 10.00
                                                                    ------               -------
Income from investment operations:
  Net investment income.....................................          0.11                  0.07
  Net realized and unrealized gain/(loss) on investments and
     securities sold short..................................         (0.02)                 0.40
                                                                    ------               -------
  Total from investment operations..........................          0.09                  0.47
                                                                    ------               -------
Distributions to shareholders from:
  Net investment income.....................................            --                 (0.04)
                                                                    ------               -------
  Total distributions to shareholders.......................            --                 (0.04)
                                                                    ------               -------
Net asset value, end of period..............................        $10.52               $ 10.43
                                                                    ======               =======
Total return*...............................................          0.86%                 4.71%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $1,179                  $539
  Net investment income before waivers/reimbursements.......          2.82%**               1.30%**
  Net investment income net of waivers/reimbursements.......          3.49%**               2.26%**
  Expenses (including dividend expense) before
     waivers/reimbursements.................................          3.15%**               3.73%**
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................          2.48%**               2.77%**
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................          1.51%**               1.46%**
  Portfolio turnover rate...................................        215.10%               145.22%

---------------

 * Total Return for periods less than one year is not annualized.

 ** Annualized.

(a) From commencement of operations on November 11, 1998 to March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

Manager
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Transfer and Shareholder Servicing Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105-2119

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.
(BRG-0034) (6/99)

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

                ------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES

                                  JAPAN SERIES

                              INTERNATIONAL SMALL
                             CAPITALIZATION SERIES

                             BARR ROSENBERG MARKET
                                  NEUTRAL FUND

                          BARR ROSENBERG DOUBLE ALPHA
                                  MARKET FUND

                         BARR ROSENBERG SELECT SECTORS
                              MARKET NEUTRAL FUND

                               SEMI-ANNUAL REPORT

                ------------------------------------------------

                               SEPTEMBER 30, 1999

                ------------------------------------------------